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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust (formerly ING Separate Portfolios Trust)

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2014 to September 30, 2014

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

September 30, 2014

Classes P* and SMA

Fixed-Income Fund

■	Voya Investment Grade Credit Fund

(formerly, ING Investment Grade Credit Fund)

*Patent Pending

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Leaving safe harbor

Dear Shareholder,

At the end of October, the Federal Open Market Committee (“FOMC”) announced that it was ending quantitative easing (“QE”), its monthly purchases of mortgage-backed and U.S. Treasury securities. Since 2009, the Federal Reserve has made these purchases to prop up the mortgage market, to keep long-term interest rates low, and to stimulate economic growth. As expected, the FOMC decided QE had been successful enough that it was no longer needed. Even before the announcement, investors saw the end in sight and had been acting on their vision, with near-term implications for the financial markets.

Besides stimulating the economy and supporting the housing market, low interest rates have reduced the returns available from many financial assets, creating greater demand for riskier assets among investors seeking higher yields. However, investors anticipating the end of QE have reevaluated the tradeoff between risk and return, resulting in greater volatility of asset prices.

Market volatility presents both challenges and opportunities. On the one hand, it can lead to stress as investors see returns go up and down; on the other, it can make certain types of assets much more attractive, and can lead to valuations that are based on long-term economic merits rather than temporary, policy-induced preferences. The point is not to get too caught up in the moment; remember that your investing goals are long term and so too should be your investment strategy. If you are concerned about volatility and its potential impact on your portfolio, talk to your financial advisor before you do anything else.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun P. Mathews
Executive Vice President
Voya Family of Funds

October 29, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended September 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends had ended 2013 at a record high, with investor sentiment having reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases.

There was still plenty to worry about however, and by February 3, 2014, the Index slumped almost exactly 5%. A cold and snowy winter was depressing hiring and other key statistics like durable goods orders and home sales. Yet it took only 18 days to erase the loss, despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea. By the start of our fiscal year the Index was up 1.02% in 2014 and in the next six months added a further 5.28%. (The Index returned 2.59% for the six-months ended September 30, 2014, measured in U.S. dollars.)

With the improvement in the season came a pick-up in the data. Employment reports started to look much better and the August bulletin marked the sixth consecutive month in which more than 200,000 jobs had been created. The drop to 142,000 in the September report was shrugged off as an aberration. National purchasing managers’ activity indices were on the rise. Durable goods orders (excluding volatile transportation) rebounded. While the housing market was cooling, the S&P/Case-Shiller 20 City Composite Home Price Index still managed a 6.7% rise in the 12 months through July. In August, one measure of consumer confidence reached the highest since October 2007.

First quarter growth in gross domestic product (“GDP”) was originally reported as a tiny gain, only to be revised to a small loss. Yet on June 25, when it was again revised down, this time sharply to -2.9%, the worst since the first quarter of 2009, markets seemed to regard it as the encapsulation of a weather-driven anomaly, now fading into memory. As if to underline the improved conditions, second quarter GDP growth accelerated to 4.6% annualized, while the first quarter’s growth was finally revised to a milder -2.1%.

Meanwhile the Fed continued to taper through September with bond purchases lowered to $15 billion per month. The program was all set to end in October.

With the end of quantitative easing clearly in sight, uncertainty remained about the pace and timing of actual increases in interest rates. Fed Chairwoman Janet Yellen in August observed that before economies could withstand such increases, labor markets still had further to heal. In the U.S., an acceleration in wage growth had not accompanied the upsurge in job creation and fall in the unemployment rate to 6.2%. Against this however, the San Francisco Federal Reserve published a paper in September arguing that the public seemed to be expecting more accommodative monetary policy than was justified by the Fed’s projections.

In U.S. fixed income markets for the first half of the fiscal year, short-term Treasury yields increased while long-term Treasury yields fell. This is consistent with markets anticipating a rise in short-term interest rates as a matter of Fed policy but remaining unconvinced about the ultimate strength of the economic recovery and the resulting inflationary pressures. The Barclays

U.S. Treasury Bond Index as a whole returned 1.70% for the period. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 2.21%. Interestingly the Barclays U.S. Corporate Investment Grade Bond sub-index gained 2.58% and outperformed the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate), which only returned 0.50% after a sharp loss in September. This may have reflected growing disillusionment with the risk/reward profile of high yield bonds, in the face of possibly improving returns on better quality issues.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 6.42% in the first half of the fiscal year, less than 2% off an all-time high reached on September 15. Technology was the top performing sector, returning 11.59%; the worst was energy which only managed a gain of 2.43%. Record operating earnings per share for S&P 500® companies in the second quarter of 2014 were supported by low interest rates, slow wage growth and a high level of share buy-backs. In marked contrast, stocks with smaller market capitalizations, represented by the Russell 2000® Index, lost 5.46%, nearly 9% below its early-March peak.

In currencies, the dollar gained against other major currencies over the six months. The dollar jumped 9.01% against the euro, on European Central Bank President Draghi’s embrace of quantitative easing to confront stubbornly weak economic data. The dollar rose 2.77% on the pound, which slipped from a multi-year high as the chances of an early interest rate increase receded and added 6.22% against the yen, on the prospect of further monetary easing in Japan and a partial re-allocation into non-yen securities for the huge Government Pension Investment Fund (“GPIF”).

In international markets, the MSCI Japan® Index bounced 10.99% for the fiscal half year, boosted by the GPIF’s anticipated shift into Japanese equities, and despite the perception that the effect of the government’s stimulus measures was fading. The MSCI Europe ex UK® Index edged up 2.97%. Growth in the euro zone stalled in the second quarter, with unemployment perched at 11.5% and annual inflation dangerously faint at 0.3%. Markets were depressed by the lingering conflict in Ukraine, but supported by the possibility of US/UK/Japan-style quantitative easing. The MSCI UK® Index was even weaker, rising 2.45%. GDP in the second quarter of 2014 grew by 3.2% from a year earlier, while unemployment continued to fall, but lagging heavy-weights among consumer staples, banks, miners and telecoms held back returns.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Index	The Index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible,investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of oneyear or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

3

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Sector Diversification as of September 30, 2014 (as a percentage of net assets)

Financial	32.8%
Communications	13.5%
Consumer, Non-cyclical	11.9%
Energy	11.1%
U.S. Treasury Obligations	7.3%
Utilities	5.9%
Basic Materials	5.3%
Consumer, Cyclical	4.6%
Industrial	2.5%
Technology	1.6%
Assets in Excess of Other Liabilities	3.5%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Investment Grade Credit Fund* (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, Travis King, CFA, and Kurt Kringelis, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.

Performance: For the six-month period ended September 30, 2014, the Fund’s SMA Class shares returned 3.03%, compared to the Barclays U.S. Corporate Index (the “Index” or “Barclays U.S. Corporate”), which returned 2.58% for the same period.

Portfolio Specifics: Over the course of the reporting period, the duration of the Fund was shifted from slightly long to slightly short versus that of the Index. This positioning contributed to performance.

Asset allocation modestly detracted from performance. Allocation to U.S. Treasury securities was the largest detractor from performance, as the positive momentum in the second half of the period was not enough to offset the underperformance experienced during the first half. Asset allocation was slightly negative for the period as the Fund was largely positioned with an overweight to financials early in the period, which was tapered over the remaining quarter and a flat performer on a relative basis.

Top Ten Holdings as of September 30, 2014 (as a percentage of net assets)

United States Treasury Note/Bond, 2.375%, 08/15/24	5.1%
United States Treasury Note/Bond, 3.375%, 05/15/44	2.2%
Tyson Foods, Inc., 4.875%, 08/15/34	1.5%
Credit Suisse/New York NY, 3.625%, 09/09/24	1.2%
Telecom Italia SpA, 5.303%, 05/30/24	1.2%
Verizon Communications, Inc., 5.150%, 09/15/23	1.1%
Air Lease Corp., 2.125%, 01/15/18	1.1%
Nordea Bank AB, 6.125%, 12/29/49	1.1%
Williams Partners L.P., 5.400%, 03/04/44	1.0%
Tiffany & Co., 4.900%, 10/01/44	1.0%
Portfolio holdings are subject to change daily.

Security selection was the main driver of the Fund’s outperformance during the period. Overall, security selection within the financial sector delivered the largest relative return, with the majority of gains occurring during the first half of the period, which outweighed the losses sustained during the second half. Specific securities such as Wells Fargo & Co., Goldman Sachs Group, Inc., and JPMorgan Chase & Co. were the largest contributors to performance. The other sub-sectors, industrials and utilities, were modestly positive for performance, due to the contribution during the first half of the period.

The largest detractors from performance from a security selection standpoint were eBay, Inc. and Diamond Offshore Drilling, Inc.

In addition, the Fund carried an overweight to BBB-rated securities which outperformed during the first half of the period, but underperformed higher rated securities during the second portion of the period.

Current Strategy & Outlook: As we begin the fourth quarter of 2014, we remain mildly constructive on the credit markets for the remainder of the year, as valuations continue to improve and underlying credit fundamentals are healthy. In addition, we believe corporate yield spreads will continue to benefit from a stronger U.S. economy, even with faltering global growth. We will continue to position the Fund slightly defensively, with an overweight to Treasuries, and underweight to sectors like industrials and utilities, with a neutral position to financials. Finally, the Fund will remain overweight to BBB-rated securities over A-rated securities from a valuation standpoint.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

4

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2014*	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2014*
Class P	$1,000.00	$1,029.60	0.13%	$0.66	$1,000.00	$1,024.42	0.13%	$0.66
Class SMA	1,000.00	1,030.30	0.00	$0.00	1,000.00	1,025.07	0.00	$0.00

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2014 (Unaudited)

ASSETS:
Investments in securities at fair value*	$98,376,454
Cash	1,449,584
Cash collateral for futures	671,200
Receivables:
Investment securities sold	11,249,038
Fund shares sold	23,729
Interest	975,836
Prepaid expenses	10,490
Reimbursement due from manager	154
Other assets	820
Total assets	112,757,305

LIABILITIES:
Income distribution payable	6,970
Payable for investment securities purchased	10,769,946
Payable for investment management fees	4,593
Payable to trustees under the deferred compensation plan (Note 5)	820
Payable for trustee fees	495
Other accrued expenses and liabilities	37,085
Total liabilities	10,819,909
NET ASSETS	$101,937,396

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$98,712,150
Distributions in excess of net investment income	(4,559)
Accumulated net realized gain	1,265,982
Net unrealized appreciation	1,963,823
NET ASSETS	$101,937,396

* Cost of investments in securities	$96,540,630
Class P
Net assets	$99,876,090
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	9,171,568
Net asset value and redemption price per share	$10.89

Class SMA
Net assets	$2,061,306
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	189,422
Net asset value and redemption price per share	$10.88

See Accompanying Notes to Financial Statements

6

STATEMENT OF OPERATIONS for the six months ended September 30, 2014 (Unaudited)

INVESTMENT INCOME:
Interest	$2,085,182
Total investment income	2,085,182

EXPENSES:
Investment management fees	202,333
Transfer agent fees:
Class P	78
Class SMA	474
Administrative service fees	50,583
Shareholder reporting expense	12,606
Registration fees	12,856
Professional fees	23,398
Custody and accounting expense	8,956
Trustee fees	1,324
Miscellaneous expense	3,736
Interest expense	187
Total expenses	316,531
Net waived and reimbursed fees	(254,798)
Net expenses	61,733
Net investment income	2,023,449

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,398,744
Futures	(1,248,471)
Net realized gain	1,150,273
Net change in unrealized appreciation (depreciation) on:
Investments	(461,047)
Futures	179,920
Net change in unrealized appreciation (depreciation)	(281,127)
Net realized and unrealized gain	869,146
Increase in net assets resulting from operations	$2,892,595

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended September 30, 2014	Year Ended March 31, 2014
FROM OPERATIONS:
Net investment income	$2,023,449	$2,232,775
Net realized gain	1,150,273	118,092
Net change in unrealized appreciation (depreciation)	(281,127)	1,755,864
Increase in net assets resulting from operations	2,892,595	4,106,731

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class P	(1,977,265)	(1,965,172)
Class SMA	(46,185)	(269,221)
Net realized gains:
Class P	—	(37,798)
Class SMA	—	(4,046)
Total distributions	(2,023,450)	(2,276,237)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,482,493	83,814,483
Reinvestment of distributions	1,977,341	2,002,977
	12,459,834	85,817,460
Cost of shares redeemed	(5,248,849)	(4,015,444)
Net increase in net assets resulting from capital share transactions	7,210,985	81,802,016
Net increase in net assets	8,080,130	83,632,510

NET ASSETS:
Beginning of year or period	93,857,266	10,224,756
End of year or period	$101,937,396	$93,857,266
Distributions in excess of net investment income at end of year or period	$(4,559)	$(4,558)

See Accompanying Notes to Financial Statements

8

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)		Expense net of all reductions /additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Class P
09-30-14	10.79	0.22	•	0.10	0.32	0.22	—	—	0.22	—	10.89	2.96	0.63	0.13		0.13		4.00		99,876	238
03-31-14	10.69	0.41	•	0.09	0.50	0.39	0.01	—	0.40	—	10.79	4.81	0.71	0.15		0.15		3.89		87,072	536
03-01-13(4) - 03-31-13	10.73	0.03		(0.04)	(0.01)	0.03	—	—	0.03	—	10.69	(0.13)	0.73	0.15		0.15		2.96		3	29
Class SMA
09-30-14	10.78	0.23		0.10	0.33	0.23	—	—	0.23	—	10.88	3.03	0.63	0.00	(5)	0.00	(5)	4.09	(5)	2,061	238
03-31-14	10.69	0.41		0.10	0.51	0.41	0.01	—	0.42	—	10.78	4.87	0.71	0.00	(5)	0.00	(5)	3.79	(5)	6,785	536
03-31-13	10.52	0.33		0.25	0.58	0.33	0.08	—	0.41	—	10.69	5.49	0.73	0.00	(5)	0.00	(5)	3.05	(5)	10,222	29
03-31-12	10.28	0.35		0.38	0.73	0.35	0.14	—	0.49	—	10.52	7.20	1.16	0.00	(5)	0.00	(5)	3.33	(5)	10,978	27
03-31-11	10.44	0.40	•	0.15	0.55	0.40	0.31	—	0.71	—	10.28	5.40	1.37	0.00	(5)	0.00	(5)	3.79	(5)	7,375	144
03-31-10	9.48	0.52		1.20	1.72	0.52	0.24	—	0.76	—	10.44	18.48	1.30	0.00	(5)	0.00	(5)	5.02	(5)	5,964	163

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

(5)	The Investment Adviser has contractually agreed to reimburse all operating expenses of Class SMA indefinitely, except certain extraordinary expenses. Expense ratios do not include fees charged by the program sponsor for participation in a wrap fee program.

•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (formerly, ING Separate Portfolios Trust) (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act” or the “Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.

The Fund offers Class P* and Class SMA shares. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and the contractual expenses in place for each class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”) is absorbing all expenses of operating Class SMA, except certain extraordinary expenses. However, Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. If you are a participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”) a Delaware limited liability company, serves as the Administrator to the Fund. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, is the principal underwriter of the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at the net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV may also be valued at their fair values, as defined by the 1940 Act and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the

*	Patent Pending

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events.

Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchange (“NYSE”). Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as ”Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as ”Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Fund’s Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments.

For the period ended September 30, 2014, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date.

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors.

Market Risk Factors. In pursuit of its investment objectives, the Fund invests in derivative instruments to increase or decrease its exposure to the following market risk factors:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2014, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2014, the Fund had an average notional value of $42,093,397 and

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

$38,081,401 on futures contracts purchased and sold, respectively. Please refer to the table following the Summary Portfolio of Investments for open futures contracts at September 30, 2014.

E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2014, the cost of purchases and proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Investment Grade Credit	$120,137,609	$115,036,579

U.S. government securities not included above were as follows:

	Purchases	Sales
Investment Grade Credit	$118,473,372	$117,243,952

NOTE 4 — INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTION FEES

The Investment Adviser serves pursuant to an investment management agreement (“Management Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the investment management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Fund’s Board.

VFS acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from the Fund a fee at an annual rate of 0.10% of its average daily net assets. VFS is contractually obligated to waive the administrative fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Fund’s Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

The Fund does not pay the Distributor a distribution fee.

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2014 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

As of September 30, 2014, Voya Intermediate Bond Portfolio owned 97.97% of the Fund.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. When the Fund has a common owner that owns over 25% of the outstanding securities of the Fund, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Fund.

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 6 — EXPENSE LIMITATIONS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to absorb and/or reimburse certain fees and expenses. Under the Expense Limitation Agreement, to the extent not inconsistent with U.S. tax requirements, the Investment Adviser will absorb and reimburse all ordinary operating expenses of Class SMA and Class P shares, so that the expenses are 0.00% and 0.15%, respectively. The Expense Limitation

Agreement excludes interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Investment Adviser.

The Expense Limitation Agreement is contractual through August 1, 2015 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Fund’s Board.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities, and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

During the period ended September 30, 2014, the Fund utilized the line of credit as follows:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Investment Grade Credit	3	$2,061,000	1.08%

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2014 (Unaudited) (continued)

NOTE 8 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class P
9/30/2014	919,542	—	179,760	—	1,099,302	10,000,000	—	1,977,265	—	11,977,265
3/31/2014	7,882,563	—	189,423	—	8,071,986	83,225,000	—	2,002,977	—	85,227,977
Class SMA
9/30/2014	44,045	—	7	(483,875)	(439,823)	482,493	—	76	(5,248,849)	(4,766,280)
3/31/2014	54,949	—	—	(381,800)	(326,851)	589,483	—	—	(4,015,444)	(3,425,961)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and its corresponding risks, see the Fund’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Investments. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Credit Risk. The Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended September 30, 2014	Year Ended March 31, 2014
Ordinary Income	Ordinary Income	Long-term Capital Gains
$2,023,450	$2,263,706	$12,531

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2014 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of March 31, 2014 were:

Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$148,171	$2,231,774

The Fund’s major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of September 30, 2014, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — RESTRUCTURING PLAN

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and is required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in

Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Adviser and Sub-Adviser(s) provide services to the Fund. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Fund, as applicable, in connection with the IPO. In addition, in 2013, shareholders of the Fund approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014 in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and affiliated sub-advisory agreements. At that meeting, the Adviser represented that the agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Fund will not be asked to vote again on these new agreements with the Adviser and affiliated sub-adviser.

NOTE 12 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2014, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class P	$0.0360	November 3, 2014	Daily
Class SMA	$0.0370	November 3, 2014	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 89.2%
		Basic Materials: 5.3%
1,000,000	#	Anglo American Capital PLC, 4.125%, 04/15/21	$1,005,139	1.0
350,000	#	Glencore Funding LLC, 2.500%, 01/15/19	343,035	0.3
800,000		Monsanto Co., 4.200%, 07/15/34	808,491	0.8
600,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	603,157	0.6
650,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	692,898	0.7
1,945,000		Other Securities	1,996,249	1.9
			5,448,969	5.3
		Communications: 13.5%
900,000		AT&T, Inc., 4.800%, 06/15/44	888,818	0.9
500,000		AT&T, Inc., 4.300%-5.350%, 09/01/40-12/15/42	495,412	0.5
700,000		CBS Corp., 3.700%-5.900%, 08/15/24-10/15/40	740,805	0.7
600,000		DIRECTV Holdings LLC / DIRECTV Financing 5.150%, 03/15/42	608,917	0.6
1,200,000	#	Telecom Italia SpA, 5.303%, 05/30/24	1,180,500	1.2
628,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	648,351	0.6
850,000		Time Warner Cable, Inc., 5.000%-5.875%, 02/01/20- 11/15/40	976,500	1.0
830,000		Time Warner, Inc., 4.050%- 4.900%, 12/15/23-06/15/42	840,482	0.8
1,011,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,119,033	1.1
423,000	#	Verizon Communications, 4.862%, 08/21/46	425,226	0.4
419,000	#	Verizon Communications, Inc., 5.012%, 08/21/54	422,809	0.4
830,000		Verizon Communications, Inc., 6.400%-6.550%, 09/15/33-09/15/43	1,025,269	1.0
800,000		Viacom, Inc., 2.500%- 4.375%, 12/15/16-03/15/43	770,412	0.7
3,631,000		Other Securities	3,669,005	3.6
			13,811,539	13.5

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 4.6%
738,000		Bed Bath & Beyond, Inc., 4.915%, 08/01/34	$735,690	0.7
1,020,000		Lowe’s Cos, Inc., 4.250%, 09/15/44	998,104	1.0
1,025,000	#	Tiffany & Co., 4.900%, 10/01/44	1,027,519	1.0
600,000		Yum! Brands, Inc., 5.350%, 11/01/43	655,040	0.7
1,214,000		Other Securities	1,228,635	1.2
			4,644,988	4.6
		Consumer, Non-cyclical: 11.9%
516,000	#	Actavis Funding SCS, 3.850%, 06/15/24	501,342	0.5
900,000		Altria Group, Inc., 5.375%, 01/31/44	962,546	1.0
700,000		Mead Johnson Nutrition Co., 4.600%, 06/01/44	709,069	0.7
851,000		Reynolds American, Inc., 4.850%-6.150%, 09/15/23- 09/15/43	948,670	0.9
600,000		Synchrony Financial, 3.000%, 08/15/19	602,176	0.6
650,000		Synchrony Financial, 4.250%, 08/15/24	651,050	0.6
1,539,000		Sysco Corp., 3.500%- 4.500%, 10/02/24-10/02/44	1,557,163	1.5
1,465,000		Tyson Foods, Inc., 4.875%, 08/15/34	1,512,531	1.5
4,687,000		Other Securities	4,681,939	4.6
			12,126,486	11.9
		Energy: 11.1%
1,009,000		Continental Resources, Inc., 4.900%, 06/01/44	987,424	1.0
759,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	764,930	0.7
650,000		Enbridge, Inc., 4.000%, 10/01/23	674,426	0.7
602,000		Ensco PLC, 5.750%, 10/01/44	612,471	0.6
600,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	594,766	0.6

See Accompanying Notes to Financial Statements

17

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
779,000		Marathon Petroleum Corp., 3.625%, 09/15/24	$764,336	0.7
1,017,000		Sunoco Logistics Partners Operations L.P., 3.450%- 4.650%, 02/15/22-04/01/24	1,036,787	1.0
800,000		Transocean, Inc., 3.800%- 4.950%, 11/15/15-10/15/22	771,398	0.8
250,000		Williams Partners L.P., 3.800%, 02/15/15	252,792	0.3
1,000,000		Williams Partners L.P., 5.400%, 03/04/44	1,064,588	1.0
3,834,000		Other Securities	3,810,639	3.7
			11,334,557	11.1
		Financial: 32.8%
650,000		American International Group, Inc., 3.375%-5.850%, 01/16/18-08/15/20	703,543	0.7
1,100,000		Air Lease Corp., 2.125%, 01/15/18	1,094,500	1.1
650,000		Bank of America Corp., 2.600%, 01/15/19	649,255	0.6
700,000		Bank of America Corp., 4.000%, 04/01/24	708,329	0.7
800,000		Bank of America Corp., 4.200%, 08/26/24	792,995	0.8
350,000		Bank of America Corp., 4.875%, 04/01/44	364,343	0.4
200,000	#	Barclays Bank PLC, 6.050%, 12/04/17	222,654	0.2
600,000		Barclays PLC, 8.250%, 12/29/49	616,950	0.6
600,000	#	BPCE SA, 4.500%, 03/15/25	583,927	0.6
1,600,000		Citigroup, Inc., 4.000%-6.300%, 08/05/24-12/29/49	1,611,069	1.6
700,000	#	Credit Suisse AG, 6.500%, 08/08/23	763,035	0.8
1,250,000		Credit Suisse/New York NY, 3.625%, 09/09/24	1,235,159	1.2
633,000		Ford Motor Co., 3.000%, 06/12/17	653,772	0.6
1,100,000		General Electric Capital Corp., 3.100%-7.125%, 09/16/20-12/15/49	1,171,761	1.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
500,000		Goldman Sachs Group, Inc./The, 5.700%, 12/29/49	$509,708	0.5
500,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	504,322	0.5
600,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	714,922	0.7
1,000,000		Government Properties Income Trust, 3.750%, 08/15/19	1,008,202	1.0
400,000	#	HBOS PLC, 6.750%, 05/21/18	453,273	0.4
900,000		HSBC Holdings PLC, 6.375%, 12/29/49	900,000	0.9
375,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	379,399	0.4
1,000,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	973,495	0.9
1,000,000		JPMorgan Chase & Co., 3.375%, 05/01/23	959,249	0.9
800,000		JPMorgan Chase & Co., 6.000%-6.125%, 12/29/49	793,875	0.8
700,000		Kilroy Realty L.P., 4.250%, 08/15/29	693,928	0.7
500,000		Kilroy Realty L.P., 4.800%, 07/15/18	540,465	0.5
750,000		Legg Mason, Inc., 2.700%, 07/15/19	753,230	0.7
927,000		MetLife, Inc., 4.721%, 12/15/44	926,568	0.9
1,000,000		Morgan Stanley, 4.350%, 09/08/26	985,408	1.0
900,000		Morgan Stanley, 5.000%-5.450%, 11/24/25-12/29/49	915,865	0.9
1,100,000	#	Nordea Bank AB, 6.125%, 12/29/49	1,082,138	1.1
1,000,000		Popular, Inc., 7.000%, 07/01/19	1,006,250	1.0
1,000,000		Royal Bank of Scotland Group PLC, 5.125%- 6.000%, 12/19/23-05/28/24	1,017,571	1.0
400,000	#	Societe Generale SA, 7.875%, 12/29/49	400,100	0.4
739,000		UniCredit SpA, 8.000%, 12/29/49	736,592	0.7

See Accompanying Notes to Financial Statements

18

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
1,181,000		Wells Fargo & Co., 4.100%- 5.900%, 06/03/26-12/29/49	$1,207,874	1.2
4,620,000		Other Securities	4,782,178	4.7
			33,415,904	32.8
		Industrial: 2.5%
750,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	788,154	0.8
739,000		Tyco Electronics Group SA, 3.450%, 08/01/24	742,092	0.7
1,032,000		Other Securities	1,025,635	1.0
			2,555,881	2.5
		Technology: 1.6%
773,000		Oracle Corp., 4.300%, 07/08/34	780,632	0.8
820,000		Other Securities	829,953	0.8
			1,610,585	1.6
		Utilities: 5.9%
550,000	#	EDP Finance BV, 5.250%, 01/14/21	573,028	0.6
250,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	265,964	0.2
755,000		PPL Capital Funding, Inc., 3.400%-4.200%, 06/15/22-06/01/23	778,763	0.8
4,270,000		Other Securities	4,414,736	4.3
			6,032,491	5.9
		Total Corporate Bonds/Notes (Cost $89,180,474)	90,981,400	89.2

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 7.3%
	U.S. Treasury Bonds: 7.3%
5,226,000	2.375%, due 08/15/24	$5,167,615	5.1
2,157,000	3.375%, due 05/15/44	2,227,439	2.2
	Total U.S. Treasury Obligations (Cost $7,360,156)	7,395,054	7.3
	Total Investments in Securities (Cost $96,540,630)	$98,376,454	96.5
	Assets in Excess of Other Liabilities	3,560,942	3.5
	Net Assets	$101,937,396	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $96,597,352.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,221,107
Gross Unrealized Depreciation	(442,005)
Net Unrealized Appreciation	$1,779,102

See Accompanying Notes to Financial Statements

19

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2014 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$90,981,400	$—	$90,981,400
U.S. Treasury Obligations	—	7,395,054	—	7,395,054
Total Investments, at fair value	$—	$98,376,454	$—	$98,376,454
Other Financial Instruments+
Futures	147,374	—	—	147,374
Total Assets	$147,374	$98,376,454	$—	$98,523,828
Liabilities Table
Other Financial Instruments+
Futures	$(19,374)	$—	$—	$(19,374)
Total Liabilities	$(19,374)	$—	$—	$(19,374)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Investment Grade Credit Fund Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	112	12/31/14	$24,510,501	$(5,872)
U.S. Treasury 5-Year Note	65	12/31/14	7,686,758	(13,502)
			$32,197,259	$(19,374)
Short Contracts
U.S. Treasury 10-Year Note	(114)	12/19/14	(14,209,032)	86,065
U.S. Treasury Long Bond	(8)	12/19/14	(1,103,250)	1,605
U.S. Treasury Ultra Long Bond	(75)	12/19/14	(11,437,500)	59,704
			$(26,749,782)	$147,374

See Accompanying Notes to Financial Statements

20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$147,374
Total Asset Derivatives		$147,374

Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$19,374
Total Liability Derivatives		$19,374

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,248,471)
Total	$(1,248,471)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$179,920
Total	$179,920

See Accompanying Notes to Financial Statements

21

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, after an initial period, the Board of Trustees (the “Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of Board members who have no direct or indirect interest in the advisory and sub-advisory contracts of Voya Investment Grade Credit Fund (the “Fund”), a series of the Trust, and who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”), must annually review and approve the Fund’s existing investment advisory and sub-advisory contracts. Thus, at a meeting held on September 12, 2014, the Board, including a majority of the Independent Trustees, considered whether to renew and approve the amended and restated investment advisory contract (the “Advisory Contract”) between Voya Investments, LLC (“Adviser”) and the Fund as well as the amended and restated sub-advisory contract (“Sub-Advisory Contract”) with the Voya Investment Management Co. LLC (the “Sub-Adviser”).

The Independent Trustees also held separate meetings on August 14 and September 10, 2014 to consider the renewal of the Advisory Contract and Sub-Advisory Contract. As a result, subsequent references herein to factors considered and determinations made by the Board include, as applicable, factors considered and determinations made on those earlier dates by the Independent Trustees.

At its September 12, 2014 meeting, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as information prepared specifically in connection with the annual renewal or approval process. Determinations by the Independent Trustees also took into account various factors that they believed, in light of the legal advice furnished to them by K&L Gates LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Board considered at the same meeting the advisory contracts and sub-advisory contracts that were subject to renewal for the investment companies in the Voya family of funds (“Voya funds”), the Board considered each Voya fund’s advisory and sub-advisory relationships separately.

Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered at its renewal meetings. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary factors relevant to the Board’s consideration as to whether to renew the Advisory and Sub-Advisory Contracts for the one-year period ending September 30, 2015. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s advisory and sub-advisory arrangements.

Overview of the Contract Renewal and Approval Process

The Board followed a structured process (the “Contract Review Process”) pursuant to which it requested and considered relevant information when it decided whether to approve and renew the Advisory Contract and Sub-Advisory Contract. Among other actions, the Independent Trustees previously retained an independent consultant with experience in the mutual fund industry to assist them in working with personnel employed by the Adviser or its affiliates who administer the Fund (“Management”) to: identify the types of information presented to the Board to inform its deliberations with respect to advisory and sub-advisory relationships and to help evaluate that information; evaluate industry best practices in regard to the consideration of investment advisory and sub-advisory contracts; establish a specific format in which certain requested information was provided to the Board; and determine the process for the Board’s review of such information.

The Board has established (among other committees) three Investment Review Committees (each, an “IRC”) and a Contracts Committee. Among other matters, the Contracts Committee provides oversight with respect to the contracts renewal and approval process, and the Fund is assigned to an IRC, which provides oversight regarding, among other matters, the investment performance of the Adviser and Sub-Adviser, as well as the oversight by the Adviser of the performance of the Sub-Adviser. The IRCs may apply a heightened level of scrutiny in cases where performance was below the Fund’s relevant benchmark, and/or a selected peer group of investment companies (“Selected Peer Group”), and/or Lipper Inc. (“Lipper”) category median, and/or Morningstar, Inc. (“Morningstar”) category median, as applicable.

The type and format of the information provided to the Board or to legal counsel for the Independent Trustees in connection with the Contract Review Process has been codified in a 15(c) methodology guide for the Voya funds (“15(c) Methodology Guide”). This 15(c) Methodology Guide was developed under the direction of the Independent Trustees and sets out a blueprint pursuant to which they request certain information that they deem important to facilitate an informed review in connection with initial and annual approvals of advisory and sub-advisory contracts.

22

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Management provided certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”). The Independent Trustees periodically have retained, including most recently in 2014, an independent firm to test and verify the accuracy of certain FACT sheet data for a representative sample of the Voya funds. In addition, the Contracts Committee has routinely employed an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and Selected Peer Groups to be used by the Fund for certain comparison purposes during the renewal process.

Set forth below is a discussion of many of the Board’s primary considerations and conclusions in connection with its decision to approve the Fund’s Advisory and Sub-Advisory Contracts through September 30, 2015.

Nature, Extent and Quality of Service

The Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser. This included information regarding the Adviser and Sub-Adviser provided throughout the year at regular meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.

The materials requested by the Independent Trustees and provided to the Board, K&L Gates and/or independent consultants that assisted the Independent Trustees prior to the September 12, 2014 Board meeting included, among other information, the following items for the Fund: (1) FACT sheets that provided information regarding the performance and expenses of the Fund and other similarly managed funds in its Selected Peer Group, information regarding the Fund’s investment portfolio, objective and strategies, and information regarding net asset flows into and out of the Fund; (2) reports providing risk and attribution analyses of the Fund; (3) the 15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which the Fund’s benchmark and Selected Peer Group were selected and how profitability was determined; (4) responses from the Adviser and Sub-Adviser to the Fund to a series of questions posed by K&L Gates on behalf of the Independent Trustees; (5) copies of the forms of Advisory and Sub-Advisory Contracts; (6) copies of the Forms ADV for the Adviser and Sub-Adviser; (7) financial statements for the Adviser and Sub-Adviser (or the parent company of certain unaffiliated sub-advisers); (8) a draft narrative summary addressing key factors the Board customarily considers in evaluating the advisory and sub-advisory contracts for the Voya funds (including the Fund’s) Advisory Contract and Sub-Advisory Contract;

(9) independent analyses of Fund performance by the Trust’s Chief Investment Risk Officer; (10) a report by the Trust’s Chief Compliance Officer (“CCO”); and (11) other information relevant to the Board’s evaluations.

The Board was advised that pursuant to an agreement with the European Commission, ING Groep, N.V. is required to divest Voya Financial, Inc. (formerly known as ING U.S. Inc.) its U.S.-based insurance, retirement services and investment management operations, which includes the Adviser and Sub-Adviser, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). Voya Financial, Inc. is a minority owned subsidiary of ING Groep and a parent company of the Adviser and Voya-affiliated Sub-Adviser. The Board further noted that the Separation Plan may result in the Adviser’s and Sub-Adviser’s loss of access to the services and resources of their current ultimate parent company, which could adversely affect its businesses and profitability. The Board was advised that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control.

The Board was advised that Voya Financial, Inc. had conducted an initial public offering of Voya Financial, Inc. common stock in May 2013 and ING Groep had divested additional shares through two other public offerings since May 2013, reducing its ownership interest in Voya Financial, Inc. below 50%. The Board was advised that none of these public offerings was deemed to be a change of control. The Board recognized that if any future public offering is deemed to be a change of control, the investment advisory and sub-advisory agreements for the Fund would terminate and trigger a need for new agreements, which would require the approval of the Board and, potentially, shareholders of the Fund. The Board also was advised that there can be no assurance that the Separation Plan will be carried out completely. The Board considered the potential effects of the Separation Plan on the Fund, the Adviser and Voya-affiliated Sub-Adviser, including the Adviser’s and Voya-affiliated Sub-Adviser’s ability during and after the separation to perform the same level of service to the Fund as the Adviser and Voya-affiliated Sub-Adviser currently provides. The Board was advised that neither the Adviser nor the Voya-affiliated Sub-Adviser currently anticipated that the Separation Plan would have a material adverse impact on the Fund or their operations and administration.

The Board was advised that, in connection with the Separation Plan, Voya Financial, Inc. underwent a rebranding effort (the “Rebranding”) whereby Voya Financial, Inc. and several of its affiliates effected name changes. The Voya funds’ names, as well as the Adviser’s and the Voya-affiliated Sub-Adviser’s names, were also changed in connection with the Rebranding. The Rebranding resulted in amended and restated forms of

23

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

advisory and sub-advisory contracts being presented to and approved by the Board at its September 12, 2014 meeting. The Board was advised that the Advisory and Sub-Advisory Contracts have the same terms as the current advisory and sub-advisory contracts, except for the effective date and certain immaterial changes made to certain provisions related to the Rebranding.

For the Fund, a specific class of shares was used for purposes of certain comparisons between the Fund and its Selected Peer Group. The specified class of the Fund was chosen based on the 15(c) Methodology Guide and was compared to an analogous class of shares for each fund in its Selected Peer Group. The mutual funds included in the Fund’s Selected Peer Group were selected based upon criteria designed to represent the Fund share class being compared to the Selected Peer Group.

In arriving at its conclusions with respect to the Advisory Contract, the Board was mindful of the “manager-of-managers” platform of the Voya funds that has been developed by the Adviser. The Board recognized that the Adviser is responsible for monitoring the investment program, performance, and developments and ongoing operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the Fund and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was advised that to assist in the selection and monitoring of the Sub-Adviser, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with the Sub-Adviser and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the Sub-Adviser and the funds that it manages. The Board recognized that MR&S also typically provides in-person reports to the IRCs at their meetings prior to any Sub-Adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding the Sub-Adviser based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the Sub-Adviser’s investment process and to try to identify issues that may be relevant to the Sub-Adviser’s services to the Fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board was advised of the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment of the investment performance of the Fund on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered the techniques that the Adviser has developed to screen and perform due diligence on new sub-advisers if and when the Adviser recommends to the Board a new sub-adviser to manage a fund in the Voya family of funds. The Board considered that, for new non-Voya-affiliated sub-advisers, MR&S is responsible for: identifying qualified candidates; analyzing their investment processes, personnel and resources; conducting due diligence on the candidates; and selecting a firm to propose as a new sub-adviser, as well as preparing written materials and reports to the committees and the Board as part of the process of considering the approval of any new sub-adviser for a fund.

The Board also considered that in the course of monitoring performance of the Sub-Adviser, MR&S has developed, based on guidance from the IRCs, a methodology for comparing performance of the Fund to a Selected Peer Group, to the Fund’s Morningstar category median, Lipper category median and primary benchmark. The Board also recognized that MR&S provides the IRCs with regular updates on the Fund and alerts the IRCs to potential issues as they arise. The Board considered that MR&S also prepares Fund Dispersion Reports that seek to monitor any dispersion between the funds managed by non-Voya-affiliated sub-advisers and their similarly managed retail counterparts and assists the Board in carrying out its general oversight duties. The Board also was advised that the Adviser regularly monitors performance, personnel, compliance and myriad other issues that may arise on a day-to-day basis regarding the Sub-Adviser and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Fund also benefits from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Fund and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Fund. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying trends in Fund performance and other areas over consecutive periods. The Board considered that the

24

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

services provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S.

The Board also considered the techniques used by the Adviser to monitor the performance of the Sub-Adviser and the proactive approach that the Adviser, working in cooperation with the IRCs, has taken to advocate or recommend, when it believed appropriate, changes designed to assist in improving the Fund’s performance.

In considering the Fund’s Advisory Contract, the Board also considered the extent of benefits provided to the Fund’s shareholders, beyond advisory services, from being part of the Voya family of funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya family of funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.

Further, the Board received periodic reports showing that the investment policies and restrictions for the Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and Sub-Adviser personnel with codes of ethics. The Board considered reports from the Trust’s CCO and/or the Adviser’s CCO evaluating whether the regulatory compliance systems and procedures of the Adviser and each Sub-Adviser are reasonably designed to assure compliance with the federal securities laws, including those related to, among others, late trading and market timing, best execution, fair value pricing, proxy voting and trade allocation practices. The Board also took into account the Trust’s CCO’s annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the Trust’s CCO in consultation with the Board’s Compliance Committee that guide the CCO’s compliance oversight function.

The Board requested and, as applicable, considered information regarding the level of staffing, quality and experience of the Fund’s portfolio management team, the respective resources and reputations of the Adviser and Sub-Adviser, and the ability of the Adviser and the Sub-Adviser to attract and retain qualified investment advisory personnel, the adequacy of the resources committed to the Fund (and other relevant funds in the Voya family of funds) by the Adviser and Sub-Adviser, whether those resources are commensurate with the needs of the Fund and are sufficient to sustain appropriate levels of performance and compliance needs, and the Board considered the financial stability of the Adviser and the Sub-Adviser.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services provided by the Adviser and the Sub-Adviser are appropriate in light of the Fund’s operations, the competitive landscape of the investment company business, and investor needs, and that the nature, extent and quality of the overall services provided by the Adviser and the Sub-Adviser were appropriate.

Fund Performance

In assessing advisory and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund. The Board considered the performance reports and analyses from MR&S and IRMD and discussions with portfolio managers at Board and committee meetings during the year. The Board also paid particular attention in assessing performance information provided in the FACT sheets furnished in connection with the renewal and approval process. The FACT sheets prepared for the Fund included its investment performance compared to the Fund’s Morningstar category median, Lipper category median, Selected Peer Group and primary benchmark. The FACT sheets performance data was as of March 31, 2014.

The Board also considered at its September 12, 2014 meeting certain additional data regarding performance and Fund asset levels for various additional periods ending after March 31, 2014. The Board’s findings specific to the Fund’s performance are discussed under “Fund-by-Fund Analysis” below.

Economies of Scale

When evaluating the reasonableness of advisory fee rates, the Board also considered whether economies of scale likely will be realized by the Adviser and Sub-Adviser as the Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board considered that the while the Fund that does not have advisory fee breakpoints it does have fee waiver or expense reimbursement arrangements. In this connection, the Board considered the extent to which economies of scale could be realized through such fee waivers, expense reimbursements or other expense reductions. In evaluating economies of scale, the Independent Trustees also considered prior periodic management reports, industry information on this topic, fee rates at projected levels of growth versus peers and the Fund’s investment performance.

25

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Information Regarding Services to Other Clients

The Board requested and, as applicable, considered information regarding the nature of services and fee rates offered by the Adviser and Sub-Adviser to other clients, including other registered investment companies and relevant institutional accounts. When fee rates offered to other clients differed materially from those charged to the Fund, the Board considered any underlying rationale provided by the Adviser or, in certain circumstances, the Sub-Adviser for these differences. The Board also noted that the fee rates charged to the Fund and other institutional clients of the Adviser or Sub-Adviser (including other investment companies) may differ materially due to, among other reasons: differences in services; different regulatory requirements associated with registered investment companies, such as the Fund, as compared to non-registered investment company clients; market differences in fee rates that existed when the Fund first was organized; differences in the original sponsors of the Fund that now are managed by the Adviser; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.

Fee Rates and Profitability

The Board reviewed and considered each contractual investment advisory fee rate, combined with the administrative fee rate, payable by the Fund to the Adviser and to the Adviser’s affiliated company that serves as the administrator to the Fund. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to each Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual advisory fees that are paid to each Sub-Adviser, as compared to the portion retained by the Adviser. In addition, the Board considered fee waivers and expense limitations applicable to the fees payable by the Fund, including the Adviser’s agreement to extend each such fee waiver and expense limitation agreement for an additional period of at least one year, and not to terminate such agreement in future years without prior approval of the Board.

The Board requested information regarding and, as applicable, considered: (1) the fee rate structure of the Fund as it relates to the services provided under the contracts; and (2) the potential fall-out benefits to the Adviser and the Sub-Adviser and their respective affiliates from their association with the Fund. For the Fund, the Board separately determined that the fees payable to the Adviser and the fee rate payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For the Fund, the Board considered information on revenues, costs and profits realized by the Adviser and the Voya-Affiliated Sub-Adviser, which was prepared by Management in accordance with the allocation methodology (including related assumptions) specified in the 15(c) Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to the Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser. In addition, the Board considered information that it requested and that was provided by Management with respect to the profitability of service providers affiliated with the Adviser. The Board also considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each Fund both with and without the profitability of the distributor of the Funds and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties.

Although the 15(c) Methodology Guide establishes certain standards for profit calculation, the Board recognized that profitability analysis on a Fund-by-Fund basis is not an exact science and there is no uniform methodology within the asset management industry for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Adviser and Management or capture their entrepreneurial risk associated with offering and managing a mutual fund complex in the current regulatory and market environment. In addition, the Board recognized that the use of different reasonable methodologies for purposes of calculating profit data can give rise to dramatically different profit and loss results.

In making its determinations, the Board based its conclusions as to the reasonableness of the advisory and sub-advisory fees of the Adviser and the Sub-Adviser primarily on the factors described for the Fund below. At the request of the Board, the Adviser has from time to time agreed to implement remedial actions regarding the Fund. These remedial actions have included, among others: reductions in fee rates or adjustments to expense limitation and waiver arrangements; changes in Sub-Adviser or portfolio managers; and strategy modifications.

Fund Analysis

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its September 12, 2014 meeting in relation to approving the Fund’s Advisory and Sub-Advisory Contracts.

26

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category median and average, as well as its primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. With respect to Morningstar quintile rankings, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. The Fund’s management fee rates and expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

Voya Investment Grade Credit Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Investment Grade Credit Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund outperformed its Morningstar category median for all periods presented with the exception of the three-year and five-year periods, during which it underperformed; (2) the Fund outperformed its primary benchmark for all periods presented with the exception of the three-year and five-year periods, during which it underperformed; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the one-year period, the second quintile for the most recent calendar quarter and year-to-date periods, the fourth quintile for the three-year period, and the fifth (lowest) quintile for the five-year period.

In analyzing this performance data, the Board took into account: (1) Management’s representations regarding the change to the Fund’s principal investment strategies effective November 2012; and (2) Management’s representations regarding improvements in the Fund’s performance since these changes were implemented.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of a 0.10% administration fee) for the Fund is equal to the median and below the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

27

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Investment Adviser	Transfer Agent
Voya Investments, LLC	BNY Mellon Investment Servicing (U.S.) Inc.
7337 East Doubletree Ranch Road, Suite 100	301 Bellevue Parkway
Scottsdale, Arizona 85258	Wilmington, Delaware 19809

Administrator	Custodian
Voya Funds Services, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	One Wall Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Dechert LLP
7337 East Doubletree Ranch Road, Suite 100	1900 K Street, N.W.
Scottsdale, Arizona 85258	Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your Investment Professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com

SAR-IGCFSMA         (0914-112114)

Semi-Annual Report

September 30, 2014

Class P*

■	Voya Emerging Markets Corporate Debt Fund (formerly, ING Emerging Markets Corporate Debt Fund)
■	Voya Emerging Markets Hard Currency Debt Fund (formerly, ING Emerging Markets Hard Currency Debt Fund)
■	Voya Emerging Markets Local Currency Debt Fund (formerly, ING Emerging Markets Local Currency Debt Fund)
■	Voya Securitized Credit Fund

*	Patent Pending

 E-Delivery Sign-up — details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Portfolio Managers’ Reports	4
Shareholder Expense Examples	8
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	14
Summary Portfolios of Investments	26
Advisory Contract Approval Discussion	48

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Leaving safe harbor

Dear Shareholder,

At the end of October, the Federal Open Market Committee (“FOMC”) announced that it was ending quantitative easing (“QE”), its monthly purchases of mortgage-backed and U.S. Treasury securities. Since 2009, the Federal Reserve has made these purchases to prop up the mortgage market, to keep long-term interest rates low, and to stimulate economic growth. As expected, the FOMC decided QE had been successful enough that it was no longer needed. Even before the announcement, investors saw the end in sight and had been acting on their vision, with near-term implications for the financial markets.

Besides stimulating the economy and supporting the housing market, low interest rates have reduced the returns available from many financial assets, creating greater demand for riskier assets among investors seeking higher yields. However, investors anticipating the end of QE have reevaluated the tradeoff between risk and return, resulting in greater volatility of asset prices.

Market volatility presents both challenges and opportunities. On the one hand, it can lead to stress as investors see returns go up and down; on the other, it can make certain types of assets much more attractive, and can lead to valuations that are based on long-term economic merits rather than temporary, policy-induced preferences. The point is not to get too caught up in the moment; remember that your investing goals are long term and so too should be your investment strategy. If you are concerned about volatility and its potential impact on your portfolio, talk to your financial advisor before you do anything else.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
Executive Vice President
Voya Family of Funds
October 29, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends had ended 2013 at a record high, with investor sentiment having reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases.

There was still plenty to worry about however, and by February 3, 2014, the Index slumped almost exactly 5%. A cold and snowy winter was depressing hiring and other key statistics like durable goods orders and home sales. Yet it took only 18 days to erase the loss, despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea. By the start of our fiscal year the Index was up 1.02% in 2014 and in the next six months added a further 5.28%. (The Index returned 2.59% for the six-months ended September 30, 2014, measured in U.S. dollars.)

With the improvement in the season came a pick-up in the data. Employment reports started to look much better and the August bulletin marked the sixth consecutive month in which more than 200,000 jobs had been created. The drop to 142,000 in the September report was shrugged off as an aberration. National purchasing managers’ activity indices were on the rise. Durable goods orders (excluding volatile transportation) rebounded. While the housing market was cooling, the S&P/Case-Shiller 20 City Composite Home Price Index still managed a 6.7% rise in the 12 months through July. In August, one measure of consumer confidence reached the highest since October 2007.

First quarter growth in gross domestic product (“GDP”) was originally reported as a tiny gain, only to be revised to a small loss. Yet on June 25, when it was again revised down, this time sharply to –2.9%, the worst since the first quarter of 2009, markets seemed to regard it as the encapsulation of a weather-driven anomaly, now fading into memory. As if to underline the improved conditions, second quarter GDP growth accelerated to 4.6% annualized, while the first quarter’s growth was finally revised to a milder –2.1%.

Meanwhile the Fed continued to taper through September with bond purchases lowered to $15 billion per month. The program was all set to end in October.

With the end of quantitative easing clearly in sight, uncertainty remained about the pace and timing of actual increases in interest rates. Fed Chairwoman Janet Yellen in August observed that before economies could withstand such increases, labor markets still had further to heal. In the U.S., an acceleration in wage growth had not accompanied the upsurge in job creation and fall in the unemployment rate to 6.2%. Against this however, the San Francisco Federal Reserve published a paper in September arguing that the public seemed to be expecting more accommodative monetary policy than was justified by the Fed’s projections.

In U.S. fixed income markets for the first half of the fiscal year, short-term Treasury yields increased while long-term Treasury yields fell. This is consistent with markets anticipating a rise in short-term interest rates as a matter of Fed policy but remaining unconvinced about the ultimate strength of the economic recovery and the resulting inflationary pressures. The Barclays U.S. Treasury Bond Index as a whole returned 1.70% for the period. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 2.21%. Interestingly the Barclays U.S. Corporate Investment Grade Bond sub-index gained 2.58% and outperformed the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate), which only returned 0.50% after a sharp loss in September. This may have reflected growing disillusionment with the risk/reward profile of high yield bonds, in the face of possibly improving returns on better quality issues.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 6.42% in the first half of the fiscal year, less than 2% off an all-time high reached on September 15. Technology was the top performing sector, returning 11.59%; the worst was energy which only managed a gain of 2.43%. Record operating earnings per share for S&P 500® companies in the second quarter of 2014 were supported by low interest rates, slow wage growth and a high level of share buy-backs. In marked contrast, stocks with smaller market capitalizations, represented by the Russell 2000® Index, lost 5.46%, nearly 9% below its early-March peak.

In currencies, the dollar gained against other major currencies over the six months. The dollar jumped 9.01% against the euro, on European Central Bank President Draghi’s embrace of quantitative easing to confront stubbornly weak economic data. The dollar rose 2.77% on the pound, which slipped from a multi-year high as the chances of an early interest rate increase receded and added 6.22% against the yen, on the prospect of further monetary easing in Japan and a partial re-allocation into non-yen securities for the huge Government Pension Investment Fund (“GPIF”).

In international markets, the MSCI Japan® Index bounced 10.99% for the fiscal half year, boosted by the GPIF’s anticipated shift into Japanese equities, and despite the perception that the effect of the government’s stimulus measures was fading. The MSCI Europe ex UK® Index edged up 2.97%. Growth in the euro zone stalled in the second quarter, with unemployment perched at 11.5% and annual inflation dangerously faint at 0.3%. Markets were depressed by the lingering conflict in Ukraine, but supported by the possibility of US/UK/Japan-style quantitative easing. The MSCI UK® Index was even weaker, rising 2.45%. GDP in the second quarter of 2014 grew by 3.2% from a year earlier, while unemployment continued to fall, but lagging heavy-weights among consumer staples, banks, miners and telecoms held back returns.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Securitized Bond Index	An unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
JP Morgan Corporate Emerging Markets Bond Index Diversified
A liquid global benchmark for US-dollar corporate emerging market bonds. The CEMBI DIVERSIFIED limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.

JP Morgan Emerging Markets Bond Index Global Diversified
Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

JP Morgan Government Bond Index — Emerging Markets Global Diversified
A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. Weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

VOYA EMERGING MARKETS CORPORATE DEBT FUND	PORTFOLIO MANAGERS’ REPORT

Geographic Diversification as of September 30, 2014 (as a percentage of net assets)

Mexico	10.8%
Hong Kong	8.0%
Brazil	7.8%
Colombia	7.4%
Russia	5.6%
China	5.5%
Peru	5.5%
Turkey	5.0%
India	4.7%
Chile	4.6%
Countries between 0.4%–4.1%ˆ	30.4%
Assets in Excess of Other Liabilities*	4.7%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 21 countries, which each represents 0.4%–4.1% of net assets.

Portfolio holdings are subject to change daily.

Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, Rob Turner and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.*

Performance: For the six-month period ended September 30, 2014, the Fund’s Class P shares returned 3.99%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned 3.76% for the same period.

Portfolio Specifics: We were generally cautious regarding the market for the period in terms of positioning given weak demand from the G3 (the Group of 3, which consists of Colombia, Mexico and Venezuela) and weak global trade in general, falling commodity prices, and concerns about interest rate hikes in the U.S. Still, we did see pockets of value within the asset class. From a positioning standpoint, we avoided domestic growth stories and focused instead on being overweight low-cost producers and export-driven sectors, e.g., Brazilian protein producers, pulp and paper. Sector allocation and security selection decisions contributed to relative results, partially offset by being defensive in the financial sector, where we invested in credit quality for high-rated countries with, in our opinion, sound capital levels, e.g., subordinated Bank bonds in Peru.

The net impact to the Fund during the period from quality and duration was also positive. With respect to quality positioning, we maintained positioning that was modestly pro-risk by being underweight the tails of credit quality — i.e., underweight very high quality, such as A-rated and above; and underweight very low quality, such as CCC and unrated securities. With respect to duration, the volatility in Treasury yields positively impacted the Fund during the period due to a short-duration position established (relative to the benchmark) in the June/July period.

Top Ten Holdings as of September 30, 2014* (as a percentage of net assets)

Noble Group Ltd., 6.750%, 01/29/20	1.8%
Tupy Overseas SA, 6.625%, 07/17/24	1.4%
Southern Copper Corp., 6.750%, 04/16/40	1.3%
DP World Ltd., 6.850%, 07/02/37	1.3%
Marfrig Overseas Ltd., 9.500%, 05/04/20	1.3%
Empresa de Energia de Bogota SA, 6.125%, 11/10/21	1.3%
Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1.2%
Kosmos Energy Ltd, 7.875%, 08/01/21	1.2%
Woori Bank Co. Ltd., 4.750%, 04/30/24	1.2%
Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1.2%
* Excludes short-term investments.

Portfolio holdings are subject to change daily.

Current Strategy & Outlook: We view emerging market corporate fundamentals as generally being stable but biased towards a near-term weakening trend, with, in our opinion, some prospect for improvement as global growth re-accelerates. We believe emerging markets remain vulnerable to weaker global growth, monetary policy tightening, and idiosyncratic country developments (such as elections or potential health scares). However, in our view, geopolitical risks have not had an impact on the broader market; they have been contained to specific regions and even within those regions their impact is fading. We are moving to a slightly defensive positioning, with a bias to move up in quality within high yield rating buckets and into the more liquid bonds.

*	Effective October 1, 2014, Anil Katarya was removed as a portfolio manager and Rob Turner and Jean-Dominique Bütikofer were added as portfolio managers of the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other Voya mutual funds. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. Fund holdings are subject to change daily. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

PORTFOLIO MANAGERS’ REPORT	VOYA EMERGING MARKETS HARD CURRENCY DEBT FUND

Geographic Diversification as of September 30, 2014 (as a percentage of net assets)

Mexico	5.2%
Colombia	4.9%
Russia	4.1%
Philippines	4.0%
Brazil	4.0%
Panama	3.8%
Turkey	3.6%
Kazakhstan	3.3%
Peru	3.2%
Venezuela	3.1%
Countries between 0.0%–3.1%ˆ	50.4%
Assets in Excess of Other Liabilities*	10.4%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 39 countries, which each represents 0.0%–3.1% of net assets.

Portfolio holdings are subject to change daily.

Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.*

Performance: For the six-month period ended September 30, 2014, the Fund’s Class P shares returned 4.36%, compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned 4.14% for the same period.

Portfolio Specifics: The second quarter of 2014 witnessed a broad-based rally in emerging market fixed income, with hard currency sovereigns leading the way. Investor risk appetite was initially robust, despite geopolitical tensions in Russia and the Middle East, as well as a potential credit event in Argentina. High yield issuers outperformed investment grade credits to a meaningful degree over the reporting period. Risk appetite soured in the latter-half of the period, however, due to slowing global growth concerns, weak commodity prices, increased volatility and the prospect of eventual monetary tightening in the U.S., which collectively pressured both investment grade and high yield spreads. A broad-based sell-off in emerging market fixed income ensued, with the credit spread of the Index widening and underperforming similarly dated U.S. Treasury securities. Investment grade issuers outperformed high yield credits. Asian nations, which are largely investment grade, were the Index’s top regional performers, with Latin America and Europe — biased toward lower credit quality — underperforming. In addition to the broad-based macro pressures, three countries, in particular, were responsible for the majority of the Index’s underperformance in the latter-half of the period, with the credit spreads of Venezuela, Ukraine and Russia widening materially for idiosyncratic reasons.

We entered the reporting period constructive on the emerging markets asset class as a whole, with a bias for higher-yielding and less-liquid credits. This was reflected in the Fund’s positioning to own out-of-Index corporate credits and to be overweight Latin American, African and Russian sovereign credits, with a large underweight in Investment grade Asia. Specifically, the Fund was overweight a number of “satellite” countries, such as Belize, Aruba, Belarus, Tanzania and Trinidad and Tobago — nations with smaller economies and non-investment grade ratings that are not well-represented in the Index. These credits performed well throughout the reporting period and contributed to the Fund’s performance. Positions in some of the Fund’s less liquid securities were reduced, however, during the latter half of the reporting period. Underweight exposures to other credits in this category on the basis of macro concerns and lack of political visibility — including Lebanon, Iraq, Ghana, Mongolia, Sri Lanka, Jamaica and Honduras — detracted from results. Being overweight to Venezuela and, more specifically an overweight to the state-owned oil company Petróleos de Venezuela SA, was the largest detractor from performance. Credit spreads of the troubled oil-producing nation widened materially, the most of any Index constituent. Many factors drove the sell-off, but two stand out. First, crude oil prices declined materially and oil revenue accounts for 95% of Venezuela’s export earnings and more than half of government revenue. Second, the government led by President Maduro failed to implement long-expected macroeconomic reforms, including foreign exchange liberalization and gasoline subsidy reform. These reforms are perceived as necessary steps in order to address the economic conditions that have led to widespread scarcity and one of the globe’s highest rates of inflation.

Top Ten Holdings as of September 30, 2014* (as a percentage of net assets)

Petroleos Mexicanos, 5.500%, 06/27/44	3.2%
Philippine Government International Bond, 7.750%, 01/14/31	2.5%
Brazilian Government International Bond, 2.625%, 01/05/23	2.3%
Republic of Belarus, 8.750%, 08/03/15	2.3%
Poland Government International Bond, 3.000%, 03/17/23	2.2%
Russian Foreign Bond — Eurobond, 4.875%, 09/16/23	2.1%
Transnet SOC Ltd., 4.000%, 07/26/22	2.0%
Russian Foreign Bond — Eurobond, 7.500%, 03/31/30	2.0%
El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	2.0%
Indonesia Government International Bond, 8.500%, 10/12/35	2.0%
* Excludes short-term investments.

Portfolio holdings are subject to change daily.

Europe was a notable contributor to performance, led largely by an overweight to Russia earlier in the period. Credit spreads were challenged throughout April 2014, as violence escalated in insurgent-controlled southeastern Ukraine. However, spreads rebounded in early May as Russian President Putin announced that he would recognize the incoming Ukrainian administration. Spreads widened again during the latter half of the period, as the situation in southeastern Ukraine deteriorated after a Malaysian airliner was shot down. Russia assumed a more overt military role in the conflict, and the United States and European Union expanded their sanction regimes. This reversal in spreads weighed on the Fund’s results in the latter half of the reporting period, but overweight positioning in Russia — both sovereigns and corporates — was a positive contributor overall.

Current Strategy & Outlook: Our outlook for sovereign credit spreads remains neutral over the next three next months. We believe the external environment is less supportive of spread risk given the increase in macro volatility and the sell-off in other credit products. We believe emerging markets remain vulnerable to weaker global growth, monetary policy tightening and idiosyncratic country developments, such as elections or potential health scares. The Fund is currently underweight spread duration with a bias toward credits in Latin America.

*	Effective November 7, 2013 A. Banu Asik Elizondo was removed as a portfolio manager of the Fund. Additionally, effective October 1, 2014, Jean-Dominique Bütikofer was added as a portfolio manager of the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other Voya mutual funds. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. Fund holdings are subject to change daily. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

VOYA EMERGING MARKETS LOCAL CURRENCY DEBT FUND	PORTFOLIO MANAGERS’ REPORT

Geographic Diversification as of September 30, 2014 (as a percentage of net assets)

Mexico	10.0%
Poland	8.6%
Turkey	8.6%
Indonesia	8.0%
Brazil	6.1%
Colombia	6.0%
Thailand	4.9%
South Africa	4.6%
Hungary	4.5%
Romania	4.5%
Countries between 0.4%–3.7%ˆ	18.7%
Assets in Excess of Other Liabilities*	15.5%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 9 countries, which each represents 0.4%–3.7% of net assets.
Portfolio holdings are subject to change daily.

Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.*

Performance: For the six-month period ended September 30, 2014, the Fund’s Class P shares returned –1.43%, compared to the JP Morgan Government Bond Index-Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned –1.87% for the same period.

Portfolio Specifics: Local emerging markets (“EM”) fixed income went through a rough and volatile period. EM currencies declined sharply while their volatility of return increased substantially, on the back of a stronger U.S. dollar and the prospect of eventual monetary tightening in the United States, which weakened commodities and reduced risk appetite due to concerns about slowing global growth. Country-specific events added negativity to the market tone: the presidential elections in Brazil, the prolonged Russian-Ukrainian insurgency and the downward revision of the growth outlook for the euro zone were key drivers. Positively, lower crude oil and commodity prices may put downward pressure on inflation for net importing countries, alleviating currency pass-through concerns.

The Russian-Ukrainian conflict escalated in the insurgent-controlled southeastern region of Ukraine. Markets took brief respite when Russian President Vladimir Putin announced that he would recognize the incoming Ukrainian administration. But tensions rose again in the latter half of the period, after a Malaysian airliner was shot down over Ukraine. Russia assumed a more overt military role in the conflict, and the U.S. and European Union expanded their sanctions. As a result, capital flows out of Russia accelerated and impacted the ruble significantly. The local yields increased also as the risk premium increased on the back of potential rating actions and worsening fiscal data.

Compared with currency markets, interest rate markets held up relatively well during the period. The European economic slowdown and disinflation were two main themes impacting local interest rate markets. Rates in developed markets remained anchored primarily because of action by the European Central Bank (“ECB”). Lower commodity prices and weakening global growth exerted downward pressure on inflation, forcing central banks to remain quite dovish in their market commentaries.

For the period, the Fund’s performance can be attributed equally to rates and currency. Easing from the ECB and a rebound in Chinese growth supported emerging markets assets in early part of this period. Carried interest performed well. The Fund was long Nigerian naira, Brazilian real, Malaysian ringgit and South African rand to take advantage of higher yields due to currency volatility. These positions contributed positively to the portfolio. The Fund benefited from its long Korean won position, as we expected South Korea to benefit from the Chinese recovery. We were long Polish zloty, as we expected ECB easing to cause portfolio inflow into Poland. However, deflation in Poland forced the central bank to be dovish there, and this position was a drag on the performance. The Fund was long Philippines peso as we expected the currency to outperform because of twin surpluses, but it detracted as the U.S. Federal Reserve Board (the “Fed”) turned hawkish in September.

Top Ten Holdings as of September 30, 2014* (as a percentage of net assets)

Turkey Government Bond, 9.000%, 03/08/17	5.2%
Deutsche Bank AG, (Republic of Indonesia), 8.250%, 06/17/32	4.6%
Poland Government Bond, 5.750%, 10/25/21	4.5%
Mexican Bonos, 10.000%, 12/05/24	4.2%
Thailand Government Bond, 3.625%, 06/16/23	4.1%
Brazil Notas do Tesouro Nacional Series F, 1.000%, 01/01/21	3.8%
Romania Government Bond, 6.000%, 04/30/16	3.5%
South Africa Government Bond, 10.500%, 12/21/26	3.5%
JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	3.4%
Colombia Government International Bond, 10.000%, 07/24/24	2.9%
* Excludes short-term investments.

Portfolio holdings are subject to change daily.

Local rates remained relatively stable. The Fund benefitted from its long position in Polish rates. Our main thesis was that real rates were very high in Poland and should be bond supportive. The Fund was positioned for yield curve roll-down in South Africa and Mexico rates given the steepness of their curves. The Fund also benefited from curve flattening in Colombia as our expectation of rate hikes materialized there. The Fund was overweight at the long end of Russian local curve, because we didn’t expect such a rapid deterioration in the economy, or for inflation to spike. Another drag on the Fund was underweight in Peru, where the central bank cut the policy rate to support the economy. Our assessment at the time was that the economy didn’t need monetary stimulus.

The Fund was long swap in Mexico and South Africa. The South African position contributed slightly. The Mexican position was a slight drag on performance.

Current Strategy & Outlook: We believe that he primary drivers for local EM markets in the medium term will be G3 (the Group of 3, which consists of Colombia, Mexico and Venezuela) currencies, Fed policy, slower global growth, disinflation, and idiosyncratic country developments. In our view, central banks in developed markets, such as the ECB, will continue to fight disinflation and can further depreciate the common currency. We believe this will be mildly supportive for interest rate markets, but risk aversion factors can dominate in certain regimes. We expect growth and inflation to diverge in the medium term as different economies react differently to the U.S. recovery, China muddling through and Europe slowing. We continue to believe that the U.S. dollar may remain firm in the medium term. Currently the Fund is underweight duration and slightly overweight currency, funded by the euro.

*	Effective April 29, 2014, Naveen Kunam was removed as a portfolio manager of the Fund. Additionally, effective October 1, 2014, Jean-Dominique Bütikofer was added as a portfolio manager of the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other Voya mutual funds. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. Fund holdings are subject to change daily. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

PORTFOLIO MANAGERS’ REPORT	VOYA SECURITIZED CREDIT FUND

Geographic Diversification as of September 30, 2014 (as a percentage of net assets)

United States	61.7%
Cayman Islands	11.7%
Assets in Excess of Other Liabilities*	26.6%
Net Assets	100.0%

* Includes short-term investments.
Portfolio holdings are subject to change daily.

Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, Portfolio Manager of Voya Investment Management Co. LLC — the Sub-Adviser.

Performance: For the period since inception on August 7, 2014 through September 30, 2014, the Fund’s Class P shares returned 0.99%, compared to the Barclays U.S. Securitized Bond Index (the “Index” or “Barclays U.S. Securitized”), which returned 0.23% for the same period.

Portfolio Specifics: The Fund was launched during the quarter and thus had its first full month of performance in September. The portfolio remains in its ramp-up phase and portfolio characteristics continue to evolve as cash is received and put to use. Indicative of this, the balance of cash and related securities as of September 30, 2014, was higher than what is targeted by the Fund’s current asset allocation mix.

As market conditions allowed, we identified and executed investment opportunities for the Fund. Reflecting the ramping-up of the portfolio during the reporting period, the Fund carried an overweight to cash and U.S. Treasury securities. This overweight was a drag on relative performance over the period. In addition, an underweight to the securitized portion of the Index was a detractor from relative performance. Duration and curve positioning were both outperformers, carrying a slight short relative to the benchmark.

Within the asset-backed securities sleeve, the primary exposure (100%) was to collateralized loan obligations (“CLOs”) issued pre-credit crisis, or before 2009; this exposure contributed to relative performance. Within the commercial mortgage backed securities (“CMBS”) sleeve, the primary exposure (61%) was to AJ-class1 and subordinated bonds, issued pre-credit crisis, or before 2009, which also contributed to performance. Within the non-agency residential mortgage-backed securities (“RMBS”) sleeve, the primary exposure (67%) was to bonds collateralized by mortgages rated prime and Alternative A-Paper (“Alt-A”), issued pre-credit crisis, or before 2009, and led to relative outperformance for the period.

The Fund’s use of derivatives was limited to managing interest rate risk relative to the benchmark, where a neutral position is currently desired. For the quarter, derivatives roughly offset the contribution from duration, detracting from total returns.

Current Strategy & Outlook: Because of its recent launch, the Fund is still in the process of ramping up its portfolio. New purchases have been opportunistic, reflecting the somewhat unpredictable flows that characterize the securitized product markets. All purchases are contributing toward achievement of our security selection and asset allocation targets for the Fund.

Top Ten Holdings as of September 30, 2014* (as a percentage of net assets)

Banc of America Commercial Mortgage Trust, 6.015%, 02/10/51	2.6%
NorthStar 2012-1 Mortgage Trust, 4.400%, 08/25/29	2.5%
COMM 2014-FL4 Mortgage Trust, 2.081%, 05/13/16	2.3%
Alternative Loan Trust 2005-J2, 0.555%, 04/25/35	2.2%
Morgan Stanley Reremic Trust, 0.250%, 07/27/49	2.1%
WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.607%, 08/25/36	2.2%
Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	2.0%
Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.488%, 02/13/46	1.9%
Banc of America Merrill Lynch Commercial Mortgage Trust, 5.790%, 06/10/49	1.9%
American Residential Properties 2014-SFR1 Trust, 2.504%, 09/17/31	1.9%
* Excludes short-term investments.

Portfolio holdings are subject to change daily.

From an asset allocation perspective, we are bullish on fundamentals underlying the domestic, securitized credit markets. This broad based bullish view is reflected in a sector mix that is relatively balanced, especially between mortgage-backed sectors: CMBS at 40%, RMBS at 45% and asset-backed securities (“ABS”) at 15%. One hundred percent of the Fund’s risk is U.S.-based, reflecting our bullish assessment of domestic fundamentals versus those observed in the broader global context.

Looking forward, we anticipate increased volatility in the financial markets. We believe this is owing to several macroeconomic factors, particularly the potential for increased weakness in Europe and changes in expectations for monetary policy in the United States. In our opinion, liquidity is expected to be more challenging against this backdrop, and less liquid conditions are expected to worsen as we approach year-end. We believe this volatility will represent a buying opportunity to the extent that it pushes prices of securitized bonds lower. We expect positive fundamental trends in securitized markets to continue driving better than expected outcomes at the asset level, with tailwinds from positive trends in the real estate and labor markets in the U.S.

Overall, we believe the momentum behind these factors is likely to buoy bond outcomes in the near to medium term. We will continue to take a risk-seeking posture in the Fund, emphasizing bonds with subordinated structural positions, mitigated by seasoned collateral pools and high quality servicers. We expect to continue to favor mortgage-backed sectors such as CMBS and RMBS, but to maintain a meaningful allocation to CLOs in the Fund’s ABS sleeve.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other Voya mutual funds. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. Fund holdings are subject to change daily. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

[1]	AJ class bonds are so-called junior AAA bonds from CMBS issued during the real estate boom of the mid 2000s. Such bonds carried high rating grades but have smaller cushions against loss than standard, A-rated bonds.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2014*	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2014*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$1,039.90	0.10%	$0.51	$1,000.00	$1,024.57	0.10%	$0.51
Voya Emerging Markets Hard Currency Debt Fund
Class P	1,000.00	1,043.60	0.07%	0.36	1,000.00	1,024.72	0.07%	0.36
Voya Emerging Markets Local Currency Debt Fund
Class P	1,000.00	985.70	0.15%	0.75	1,000.00	1,024.32	0.15%	0.76
Voya Securitized Credit Fund
Class P(1)	1,000.00	1,009.90	0.05%	0.08	1,000.00	1,007.46	0.05%	0.08

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was August 7, 2014. Expenses paid for the actual Fund’s return reflect the 55-day period ended September 30, 2014.

STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2014 (UNAUDITED)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value*	$78,960,108	$151,107,748	$78,214,247	$59,413,286
Short-term investments at fair value**	3,526,000	14,249,970	13,432,398	22,323,617
Total investments at fair value	$82,486,108	$165,357,718	$91,646,645	$81,736,903
Cash	100,387	330,618	484	978,629
Cash collateral for futures	172,617	313,621	—	241,335
Foreign currencies at value***	—	728,383	352,103	—
Receivables:
Investment securities sold	529,375	4,999,417	8,998,950	26,628
Fund shares sold	—	—	—	20,000,000
Dividends	47	124	76	60
Interest	1,154,219	2,035,578	1,567,639	247,586
Foreign tax reclaims	—	—	393	—
Unrealized appreciation on forward foreign currency contracts	—	—	317,745	—
Unrealized appreciation on OTC swap agreements	—	—	2,729	—
Prepaid expenses	14,276	14,876	14,347	—
Prepaid offering expense	—	—	—	25,480
Reimbursement due from manager	—	—	2,315	8,523
Other assets	377	824	546	—
Total assets	84,457,406	173,781,159	102,903,972	103,265,144
LIABILITIES:
Payable for investment securities purchased	1,567,871	5,130,292	8,997,953	22,258,194
Unrealized depreciation on forward foreign currency contracts	—	—	1,193,174	—
Unrealized depreciation on OTC swap agreements	—	—	31,732	—
Payable to trustees under the deferred compensation plan (Note 5)	377	824	546	—
Payable for trustee fees	403	855	485	214
Other accrued expenses and liabilities	40,018	83,089	132,593	31,647
Total liabilities	1,608,669	5,215,060	10,356,483	22,290,055
NET ASSETS	$82,848,737	$168,566,099	$92,547,489	$80,975,089
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$81,621,217	$175,308,618	$107,833,384	$80,630,539
Undistributed (distributions in excess of) net investment income	387,452	725,803	(3,823,169)	137,134
Accumulated net realized gain (loss)	(251,544)	(7,801,106)	(2,686,908)	7,690
Net unrealized appreciation (depreciation)	1,091,612	332,784	(8,775,818)	199,726
NET ASSETS	$82,848,737	$168,566,099	$92,547,489	$80,975,089
__________________________
* Cost of investments in securities	$77,865,223	$150,749,430	$86,017,156	$59,215,375
** Cost of short-term investments	$3,526,000	$14,248,818	$13,431,945	$22,323,117
*** Cost of foreign currencies	$—	$728,704	$356,253	$—

Class P
Net assets	$82,848,737	$168,566,099	$92,547,489	$80,975,089
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,317,664	17,483,292	10,940,217	8,027,100
Net asset value and redemption price per share	$9.96	$9.64	$8.46	$10.09

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
				August 7, 2014(1) to September 30, 2014
INVESTMENT INCOME:
Dividends	$255	$555	$461	$89
Interest, net of foreign taxes withheld*	2,089,216	4,632,685	2,604,746	175,820
Total investment income	2,089,471	4,633,240	2,605,207	175,909
EXPENSES:
Investment management fees	343,908	557,310	340,351	32,297
Transfer agent fees	69	185	51	3
Administrative service fees	40,459	85,739	48,621	6,459
Shareholder reporting expense	2,160	7,016	4,365	630
Registration fees	10,020	10,444	9,355	3,488
Professional fees	11,672	25,619	22,455	4,319
Custody and accounting expense	3,490	10,700	51,518	1,712
Trustee fees	1,210	2,565	1,455	643
Offering expense	—	—	—	4,520
Miscellaneous expense	2,641	2,319	1,102	16
Interest expense	—	—	39	—
Total expenses	415,629	701,897	479,312	54,087
Net waived and reimbursed fees	(374,066)	(643,049)	(405,846)	(50,841)
Net expenses	41,563	58,848	73,466	3,246
Net investment income	2,047,908	4,574,392	2,531,741	172,663
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	360,547	(626,271)	(412,982)	22,166
Foreign currency related transactions	—	9,133	895,237	—
Futures	112,083	(187,955)	1,618	(14,476)
Swaps	—	148,391	73,418	—
Net realized gain (loss)	472,630	(656,702)	557,291	7,690
Net change in unrealized appreciation (depreciation) on:
Investments	602,377	3,611,565	(3,151,678)	198,411
Foreign currency related transactions	—	18,246	(1,305,046)	—
Futures	(6,430)	39,425	710	1,315
Swaps	—	(164,460)	(29,003)	—
Net change in unrealized appreciation (depreciation)	595,947	3,504,776	(4,485,017)	199,726
Net realized and unrealized gain (loss)	1,068,577	2,848,074	(3,927,726)	207,416
Increase (decrease) in net assets resulting from operations	$3,116,485	$7,422,466	$(1,395,985)	$380,079
____________________
* Foreign taxes withheld	$—	$—	$32,888	$—
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Six Months Ended September 30, 2014	Year Ended March 31, 2014	Six Months Ended September 30, 2014	Year Ended March 31, 2014
FROM OPERATIONS:
Net investment income	$2,047,908	$3,299,815	$4,574,392	$8,966,131
Net realized gain (loss)	472,630	(758,470)	(656,702)	(6,734,795)
Net change in unrealized appreciation (depreciation)	595,947	(1,648,050)	3,504,776	(1,064,684)
Increase in net assets resulting from operations	3,116,485	893,295	7,422,466	1,166,652

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,982,175)	(3,416,176)	(4,592,187)	(9,114,961)
Net realized gains	—	(1,154,460)	—	(2,126,342)
Total distributions	(1,982,175)	(4,570,636)	(4,592,187)	(11,241,303)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,617,000	8,210,300	—	456,500
Reinvestment of distributions	1,982,175	3,446,007	4,592,187	8,799,595
	7,599,175	11,656,307	4,592,187	9,256,095
Cost of shares redeemed	—	(35,790,080)	(6,115,000)	(8,026,931)
Net increase (decrease) in net assets resulting from capital share transactions	7,599,175	(24,133,773)	(1,522,813)	1,229,164
Net increase (decrease) in net assets	8,733,485	(27,811,114)	1,307,466	(8,845,487)

NET ASSETS:
Beginning of year or period	74,115,252	101,926,366	167,258,633	176,104,120
End of year or period	$82,848,737	$74,115,252	$168,566,099	$167,258,633
Undistributed net investment income at end of year or period	$387,452	$321,719	$725,803	$743,598

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Six Months Ended September 30, 2014	Year Ended March 31, 2014	August 7, 2014(1) to September 30, 2014
FROM OPERATIONS:
Net investment income	$2,531,741	$5,540,589	$172,663
Net realized gain (loss)	557,291	(10,743,541)	7,690
Net change in unrealized appreciation (depreciation)	(4,485,017)	(4,387,640)	199,726
Increase (decrease) in net assets resulting from operations	(1,395,985)	(9,590,592)	380,079

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,196,660)	(2,183,566)	(35,529)
Net realized gains	—	(2,248,614)	—
Total distributions	(2,196,660)	(4,432,180)	(35,529)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	454,000	—	80,595,010
Reinvestment of distributions	2,196,660	2,929,231	35,529
	2,650,660	2,929,231	80,630,539
Cost of shares redeemed	(440,008)	(39,099,469)	—
Net increase (decrease) in net assets resulting from capital share transactions	2,210,652	(36,170,238)	80,630,539
Net increase (decrease) in net assets	(1,381,993)	(50,193,010)	80,975,089

NET ASSETS:
Beginning of year or period	93,929,482	144,122,492	—
End of year or period	$92,547,489	$93,929,482	$80,975,089
Undistributed (distributions in excess of) net investment income at end of year or period	$(3,823,169)	$(4,158,250)	$137,134
____________________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
09-30-14	9.82	0.25	•	0.14	0.39	0.25	—	—	0.25	—	9.96	3.99	1.03	0.10	0.10	5.06	82,849	33
03-31-14	10.46	0.50		(0.46)	0.04	0.50	0.18	—	0.68	—	9.82	0.56	1.12	0.15	0.15	4.88	74,115	100
08-09-12(4)–03-31-13	10.00	0.30		0.43	0.73	0.26	0.01	—	0.27	—	10.46	7.35	1.10	0.15	0.15	4.82	101,926	85
Voya Emerging Markets Hard Currency Debt Fund
Class P
09-30-14	9.49	0.26	•	0.15	0.41	0.26	—	—	0.26	—	9.64	4.36	0.82	0.07	0.07	5.34	168,566	12
03-31-14	10.10	0.53	•	(0.49)	0.04	0.53	0.12	—	0.65	—	9.49	0.73	0.85	0.10	0.10	5.53	167,259	125
08-09-12(4)–03-31-13	10.00	0.28		0.10	0.38	0.23	0.05	—	0.28	—	10.10	3.82	0.90	0.15	0.15	4.50	176,104	170
Voya Emerging Markets Local Currency Debt Fund
Class P
09-30-14	8.78	0.23	•	(0.35)	(0.12)	0.20	—	—	0.20	—	8.46	(1.43)	0.99	0.15	0.15	5.21	92,547	9
03-31-14	10.16	0.51		(1.50)	(0.99)	0.17	0.22	—	0.39	—	8.78	(9.90)	1.08	0.15	0.15	5.44	93,929	477
08-06-12(4)–03-31-13	10.00	0.30		0.23	0.53	0.36	0.01	—	0.37	—	10.16	5.33	1.04	0.15	0.15	4.57	144,122	60
Voya Securitized Credit Fund
Class P
08-07-14(4)–09-30-14	10.00	0.04	•	0.06	0.10	0.01	—	—	0.01	—	10.09	0.99	0.84	0.05	0.05	2.67	80,975	8

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (formerly, ING Separate Portfolios Trust) (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act” or the “Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”) Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a ”Fund,” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust.

Each Fund offers Class P* Shares. Generally all shareholders bear the common expenses of a Fund and earn income and realized gains/losses from a fund pro rata based on the average daily net assets. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Funds. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the ”Administrator”), a Delaware limited liability company, serves as administrator to each Fund. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, is the principal underwriter of the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the- counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. Investments in open-end mutual funds are valued at the net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, as determined in good faith by or under the supervision of the Funds’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its NAV may also be valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Funds’ Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by a Fund closes but before the time that a Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Fund determines its NAV. In such a case, a Fund will use the fair value of such securities as determined under a Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses

*	Patent Pending

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchange (“NYSE”). Pursuant to procedures adopted by the Board, a Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Fund’s NAV.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Funds’ Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments.

For the period ended September 30, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities in emerging markets.

D.  Risk Exposures and the use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the U.S. dollar appreciates against the currency, while the U.S. dollar value will increase as the U.S. dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Funds to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Funds are required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

valuation of the derivatives and the Funds. Associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of September 30, 2014, the maximum amount of loss that Local Currency Debt would incur if the counterparties to its derivative transactions failed to perform would be $320,474 which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC swaps were they to be unwound as of September 30, 2014. There was no collateral posted by any counterparty as of September 30, 2014.

The Funds’ master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

As of September 30, 2014, Local Currency Debt had a net liability position of $1,224,906 on open forward foreign currency contracts and OTC swaps with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2014, Local Currency Debt could have been required to pay this amount in cash to their counterparties. Local Currency Debt did not post any collateral to its counterparties as of September 30, 2014.

E.  Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the period ended September 30, 2014, Hard Currency Debt and Local Currency Debt entered into forward foreign currency contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk.

The Funds use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the table following the Summary Portfolio of Investments for open

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

forward foreign currency contracts held by Local Currency Debt at September 30, 2014. There were no open forward foreign currency contracts for Hard Currency Debt at September 30, 2014.

During the period ended September 30, 2014, the Funds had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Hard Currency Debt	$—	$826,014
Local Currency Debt	52,172,758	30,954,667

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2014, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2014, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Corporate Debt	$3,395,552	$1,679,604
Hard Currency Debt	23,722,227	11,812,990
Local Currency Debt	$1,696,313	$2,569,016
Securitized Credit	23,734,844	3,313,094

Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at September 30, 2014.

F.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund also declares and pays dividends consisting of ordinary income, if any, monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

G.  Federal Income Taxes. It is the policy of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

J.  Options Contracts. The Funds may write call and put options on futures, swaptions, securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended September 30, 2014, Local Currency Debt had purchased options on foreign currencies to manage their exposure to currencies. There were no open purchased options at September 30, 2014.

Please refer to Note 8 for the volume of purchased option activity during the period ended September 30, 2014.

K.  Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

The Funds may sell credit default swaps which exposes the Funds to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2014, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the period ended September 30, 2014, Hard Currency Debt has purchased credit protection through credit default swaps with an average notional amount of $4,223,000 to decrease exposure to the credit risk of individual securities to hedge against anticipated potential credit events. There were no open credit default swaps held by Hard Currency Debt at September 30, 2014.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended September 30, 2014, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $19,925,929.

For the period ended September 30, 2014, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rate risk. Average notional amounts on short interest rate swaps was $14,742,942.

Local Currency Debt entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for open interest rate swaps held by Local Currency Debt at September 30, 2014.

L.  Credit-Linked Notes. Local Currency Debt entered into credit-linked notes which are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts. Please refer to the Summary Portfolio of Investments for open credit-linked notes at September 30, 2014.

M.  Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

N.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2014, the cost of purchases and proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Corporate Debt	$32,284,710	$25,367,573
Hard Currency Debt	10,970,957	15,914,067
Local Currency Debt	15,099,382	6,776,543
Securitized Credit	62,923,701	3,551,142

U.S. government securities not included above were as follows:

	Purchases	Sales
Corporate Debt	$70,722	$70,848
Hard Currency Debt	7,717,373	7,698,085

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Investment Adviser serves pursuant to an investment management agreement (“Management Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds.

The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

For Corporate Debt — 0.85%; for Hard Currency Debt — 0.65%; for Local Currency Debt — 0.70%; and for Securitized Credit — 0.50%. During the period, the Adviser was contractually obligated to waive its management fee. This waiver is not eligible for recoupment. Termination or modification of this contractual waiver requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

VFS acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Fund a fee at an annual rate of 0.10% of its average daily net assets. During the period, VFS was contractually obligated to waive its fee. This waiver is not eligible for recoupment. Termination or modification of this contractual waiver requires approval by the Board.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2014, the following affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
Voya Global Bond Portfolio	Corporate Debt	16.71%
	Hard Currency Debt	22.98
	Local Currency Debt	36.27

Voya Intermediate Bond	Corporate Debt	82.17
Portfolio	Hard Currency Debt	76.84
	Local Currency Debt	63.61
	Securitized Credit	99.26

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Funds have a common owner that owns over 25% of the outstanding securities of the Funds, they may be deemed

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Funds.

The Funds have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the ”Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 6 — EXPENSE LIMITATIONS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to 0.15% for Corporate Debt, Hard Currency Debt and Local Currency Debt and 0.05% for Securitized Credit.

The Investment Adviser may at a later date recoup from a Fund for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of September 30, 2014 the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	September 30,
	2015	2016	2017	Total
Local Currency Debt	$27,286	$156,840	$48,220	232,346
Securitized Credit	—	—	12,085	12,085

The Expense Limitation Agreement is contractual through August 1, 2015 (except Securitized Credit which is through August 1, 2016) and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Funds’ Board.

NOTE 7 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended September 30, 2014.

NOTE 8 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased OTC put options on currencies for Local Currency Debt during the period ended September 30, 2014 were as follows:

	Number of Contracts	Cost
Balance at 03/31/14	—	$—
Options Purchased	4,000,000	20,000
Options Expired	(4,000,000)	(20,000)
Balance at 09/30/14	—	$—

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
9/30/2014	568,023	—	199,038	—	767,061	5,617,000	—	1,982,175	—	7,599,175
3/31/2014	847,080	—	356,503	(3,397,079)	(2,193,496)	8,210,300	—	3,446,007	(35,790,080)	(24,133,773)
Hard Currency Debt
Class P
9/30/2014	—	—	474,761	(621,709)	(146,948)	—	—	4,592,187	(6,115,000)	(1,522,813)
3/31/2014	48,277	—	949,639	(799,643)	198,273	456,500	—	8,799,595	(8,026,931)	1,229,164
Local Currency Debt
Class P
9/30/2014	50,616	—	246,372	(50,568)	246,420	454,000	—	2,196,660	(440,008)	2,210,652
3/31/2014	—	—	332,559	(3,827,439)	(3,494,880)	—	—	2,929,231	(39,099,469)	(36,170,238)
Securitized Credit
Class P
8/7/2014(1)-9/30/2014	8,023,565	—	3,535	—	8,027,100	80,595,010	—	35,529	—	80,630,539

(1) Commencement of operations.

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Fund and its corresponding risks, see each Fund’s most recent Prospectus and/or the Statement of Additional Information.

Credit Risk (All Funds). A Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Foreign Investments (All Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Emerging Markets Investments (All Funds). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; overdependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

Interest Rate Risk (All Funds). Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended September 30, 2014	Year Ended March 31, 2014
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Corporate Debt	$1,982,175	$4,570,636	$—
Hard Currency Debt	4,592,187	11,168,848	72,455
Local Currency Debt	2,196,660	4,427,611	4,569
Securitized Credit	35,529	—	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2014 are detailed below.

					Capital Loss Carryforwards
	Undistributed Ordinary Income	Last Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
Corporate Debt	$322,015	$—	$(386,829)	$484,178	$(325,858)	Long-term	None
Hard Currency Debt	890,158	—	(1,125,604)	(3,710,997)	(5,182,205)	Short-term	None
					(443,496)	Long-term	None
					$(5,625,701)
Local Currency Debt	34,252	(3,949,745)	(2,872,901)	(4,904,408)	—	—	—

The Funds’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.

As of September 30, 2014, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and is required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Adviser to be a change of control (the “Change of Control”), which resulted in the automatic

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN (continued)

termination of the existing investment advisory and sub-advisory agreements under which the Adviser and Sub-Adviser(s) provide services to the Funds. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Funds, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Fund approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Adviser or a current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014 in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and affiliated sub-advisory agreements. At that meeting, the Adviser represented that the agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Funds will not be asked to vote again on these new agreements with the Adviser and affiliated sub-adviser.

NOTE 13 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2014, the Funds paid net investment income dividends of:

	Class	Per Share Amount	Payable Date	Record Date

Corporate Debt	P	$0.0458	October 2, 2014	September 30, 2014
	P	$0.0458	November 4, 2014	October 31, 2014
Hard Currency Debt	P	$0.0361	October 2, 2014	September 30, 2014
	P	$0.0417	November 4, 2014	October 31, 2014
Local Currency Debt	P	$0.0337	October 2, 2014	September 30, 2014
	P	$0.0357	November 4, 2014	October 31, 2014
Securitized Credit	P	$0.0227	October 2, 2014	September 30, 2014
	P	$0.0169	November 4, 2014	October 31, 2014

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VOYA EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 91.6%
		Austria: 0.6%
500,000		Other Securities	$487,500	0.6

		Brazil: 7.2%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	258,750	0.3
850,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	840,438	1.0
300,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	294,000	0.4
1,000,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	1,065,000	1.3
200,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	206,100	0.2
850,000		Suzano Trading Ltd., 5.875%, 01/23/21	892,500	1.1
1,100,000	#	Tupy Overseas SA, 6.625%, 07/17/24	1,124,750	1.4
1,225,000		Other Securities	1,238,640	1.5
			5,920,178	7.2

		Chile: 4.6%
1,000,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,015,532	1.2
1,000,000	#	Corpbanca SA, 3.875%, 09/22/19	1,007,281	1.2
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	493,583	0.6
1,250,000		Other Securities	1,311,276	1.6
			3,827,672	4.6

		China: 5.5%
250,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	258,931	0.3
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	519,993	0.6
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	651,886	0.8
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	239,692	0.3
475,000	#	Country Garden Holdings Co. Ltd., 7.875%, 05/27/19	494,000	0.6
700,000		Kaisa Group Holdings Ltd, 8.875%, 03/19/18	712,250	0.9
750,000		Longfor Properties Co. Ltd, 6.750%-6.875%, 10/18/19-01/29/23	744,265	0.9
900,000		Other Securities	907,705	1.1
			4,528,722	5.5

CORPORATE BONDS/NOTES: (continued)
		Colombia: 7.4%
750,000		Bancolombia SA, 5.950%, 06/03/21	$826,875	1.0
750,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	755,625	0.9
650,000		Ecopetrol SA, 5.875%, 05/28/45	661,830	0.8
531,000		Ecopetrol SA, 7.625%, 07/23/19	633,058	0.8
963,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	1,033,299	1.3
600,000		Pacific Rubiales Energy Corp., 7.250%, 12/12/21	655,500	0.8
500,000	#	Pacific Rubiales Energy Corp., 5.625%, 01/19/25	481,725	0.6
500,000	#	Pacific Rubiales Energy Corp., 7.250%, 12/12/21	546,250	0.6
500,000		Other Securities	506,250	0.6
			6,100,412	7.4

		Czech Republic: 0.5%
400,000		Other Securities	424,056	0.5

		Ghana: 1.9%
1,000,000	#	Kosmos Energy Ltd, 7.875%, 08/01/21	1,015,000	1.2
600,000		Other Securities	587,250	0.7
			1,602,250	1.9

		Guatemala: 0.6%
500,000	#	Industrial Senior Trust, 5.500%, 11/01/22	496,250	0.6

		Hong Kong: 7.6%
850,000		Bestgain Real Estate, 2.625%, 03/13/18	823,408	1.0
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	269,684	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	968,535	1.2
650,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	699,497	0.8
750,000		Li & Fung Ltd, 5.250%, 05/13/20	809,748	1.0
1,350,000		Noble Group Ltd., 6.750%, 01/29/20	1,518,750	1.8
1,150,000		Other Securities	1,208,073	1.5
			6,297,695	7.6

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Hungary: 0.8%
600,000		MOL Group Finance SA, 6.250%, 09/26/19	$655,500	0.8

		India: 4.7%
500,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	535,150	0.7
550,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	582,105	0.7
400,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	424,588	0.5
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	874,835	1.0
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	401,370	0.5
250,000	#	Vedanta Resources PLC, 6.000%, 01/31/19	253,750	0.3
800,000		Vedanta Resources PLC, 7.125%-8.250%, 06/07/21-05/31/23	838,625	1.0
			3,910,423	4.7

		Indonesia: 3.3%
775,000		Adaro Indonesia PT, 7.625%, 10/22/19	809,681	1.0
400,000		Gajah Tunggal Tbk PT, 7.750%, 02/06/18	404,000	0.5
500,000	#	Gajah Tunggal Tbk PT, 7.750%, 02/06/18	505,000	0.6
950,000		Other Securities	1,010,063	1.2
			2,728,744	3.3

		Ireland: 0.4%
400,000		Other Securities	362,000	0.4

		Israel: 1.5%
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	815,625	1.0
350,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	400,750	0.5
			1,216,375	1.5

		Jamaica: 1.5%
500,000		Digicel Group Ltd., 8.250%, 09/30/20	517,550	0.6
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	347,375	0.4
400,000	#	Digicel Group Ltd., 8.250%, 09/30/20	414,040	0.5
			1,278,965	1.5

		Kuwait: 0.7%
500,000		Other Securities	572,000	0.7

		Mexico: 10.8%
800,000		America Movil SAB de CV, 5.000%–6.125%, 03/30/20–03/30/40	916,043	1.1

CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
750,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/09/22	$755,625	0.9
200,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	211,500	0.3
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	869,937	1.0
500,000		Cemex SAB de CV, 7.250%, 01/15/21	530,000	0.6
400,000	#	Cemex SAB de CV, 5.700%, 01/11/25	386,400	0.5
850,000		Empresas ICA SAB de CV, 8.875%, 05/29/24	875,500	1.0
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	268,250	0.3
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	306,750	0.4
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	393,000	0.5
600,000		Servicios Corporativos Javer SAPI de CV, 9.875%, 04/06/21	654,000	0.8
300,000		Tenedora Nemak SA de CV, 5.500%, 02/28/23	309,000	0.4
800,000	#	Tenedora Nemak SA de CV, 5.500%, 02/28/23	824,000	1.0
1,550,000		Other Securities	1,676,500	2.0
			8,976,505	10.8

		Paraguay: 1.8%
500,000	#	Banco Regional SAECA, 8.125%, 01/24/19	550,000	0.7
900,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	936,450	1.1
			1,486,450	1.8

		Peru: 5.5%
250,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	270,625	0.3
600,000	#	Banco de Credito del Peru/Panama, 6.125%, 04/24/27	643,500	0.8
300,000	#	Banco Internacional del Peru SAA, 5.750%, 10/07/20	324,750	0.4
350,000	#	Banco Internacional del Peru SAA, 6.625%, 03/19/29	381,500	0.5

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Peru: (continued)
800,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	$768,000	0.9
700,000	#	Corp Financiera de Desarrollo SA, 5.250%, 07/15/29	711,375	0.9
350,000		Southern Copper Corp., 5.250%, 11/08/42	332,192	0.4
975,000		Southern Copper Corp., 6.750%, 04/16/40	1,093,638	1.3
			4,525,580	5.5

		Poland: 0.6%
500,000	#	PKO Finance AB, 4.630%, 09/26/22	521,250	0.6

		Russia: 5.6%
725,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	709,180	0.9
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	114,881	0.1
750,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	649,688	0.8
1,000,000	#	MMC Finance Ltd., 5.550%, 10/28/20	997,500	1.2
2,235,000		Other Securities	2,157,600	2.6
			4,628,849	5.6

		Singapore: 2.4%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,011,558	1.2
950,000		Stats Chippac Ltd., 4.500%, 03/20/18	952,375	1.2
			1,963,933	2.4

		South Africa: 2.3%
700,000	#	Myriad International Holdings BV, 6.000%, 07/18/20	763,000	0.9
1,100,000		Other Securities	1,110,480	1.4
			1,873,480	2.3

		South Korea: 2.8%
650,000		POSCO, 5.250%, 04/14/21	729,827	0.9
1,000,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,013,655	1.2
565,000		Other Securities	576,300	0.7
			2,319,782	2.8

		Sweden: 0.6%
500,000		Other Securities	521,250	0.6

CORPORATE BONDS/NOTES: (continued)
		Thailand: 1.7%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	$911,250	1.1
450,000		Other Securities	513,514	0.6
			1,424,764	1.7

		Turkey: 4.6%
650,000	#	Akbank TAS, 3.875%, 10/24/17	656,058	0.8
300,000	#	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/01/22	266,250	0.3
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	653,812	0.8
1,000,000	#	Turkiye Garanti Bankasi AS, 4.750%, 10/17/19	1,001,000	1.2
250,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	248,250	0.3
1,000,000		Turkiye Vakiflar Bankasi Tao, 3.750%, 04/15/18	974,600	1.2
			3,799,970	4.6

		United Arab Emirates: 4.1%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	233,750	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	894,094	1.0
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	893,760	1.1
950,000		DP World Ltd., 6.850%, 07/02/37	1,069,985	1.3
287,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	329,332	0.4
			3,420,921	4.1

		Total Corporate Bonds/Notes (Cost $74,751,060)	75,871,476	91.6

FOREIGN GOVERNMENT BONDS: 3.7%
		Angola: 0.5%
400,000		Other Securities	432,820	0.5

		Brazil: 0.6%
200,000	#	Centrais Eletricas Brasileiras SA, 6.875%, 07/30/19	218,000	0.3
275,000		Other Securities	279,469	0.3
			497,469	0.6

		Hong Kong: 0.4%
300,000		Other Securities	323,356	0.4

		Qatar: 1.2%
917,000		Other Securities	1,032,362	1.2
See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
	Turkey: 0.4%
350,000	Other Securities	$347,375	0.4

	Zambia: 0.6%
400,000	Other Securities	455,250	0.6

	Total Foreign Government Bonds (Cost $3,114,163)	3,088,632	3.7

	Total Long-Term Investments (Cost $77,865,223)	78,960,108	95.3

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.3%
	Mutual Funds: 4.3%
3,526,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $3,526,000)	3,526,000	4.3

	Total Short-Term Investments (Cost $3,526,000)	3,526,000	4.3

	Total Investments in Securities (Cost $81,391,223)	$82,486,108	99.6
	Assets in Excess of Other Liabilities	362,629	0.4
	Net Assets	$82,848,737	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $81,415,153.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,725,966
Gross Unrealized Depreciation	(655,011)
Net Unrealized Appreciation	$1,070,955

Sector Diversification	Percentage of Net Assets
Financial	24.2%
Energy	17.0
Basic Materials	14.6
Communications	9.6
Diversified	6.4
Consumer, Non-cyclical	6.2
Utilities	5.9
Foreign Government Bonds	3.7
Industrial	3.0
Consumer, Cyclical	2.7
Technology	1.2
Consumer Discretionary	0.8
Short-Term Investments	4.3
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$75,871,476	$—	$75,871,476
Foreign Government Bonds	—	3,088,632	—	3,088,632
Short-Term Investments	3,526,000	—	—	3,526,000
Total Investments, at fair value	$3,526,000	$78,960,108	$—	$82,486,108
Other Financial Instruments+
Futures	2,956	—	—	2,956
Total Assets	$3,528,956	$78,960,108	$—	$82,489,064
Liabilities Table
Other Financial Instruments+
Futures	$(6,229)	$—	$—	$(6,229)
Total Liabilities	$(6,229)	$—	$—	$(6,229)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Emerging Markets Corporate Debt Fund Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	13	12/19/14	$1,620,328	$(3,688)
U.S. Treasury 5-Year Note	11	12/31/14	1,300,836	(2,298)
U.S. Treasury Long Bond	1	12/19/14	137,906	(159)
U.S. Treasury Ultra Long Bond	5	12/19/14	762,500	2,956
			$3,821,570	$(3,189)
Short Contracts
U.S. Treasury 2-Year Note	(2)	12/31/14	(437,687)	(84)
			$(437,687)	$(84)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$2,956
Total Asset Derivatives		$2,956
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$6,229
Total Liability Derivatives		$6,229

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$112,083
Total	$112,083

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(6,430)
Total	$(6,430)

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 9.2%
		Brazil: 0.6%
1,000,000	#	Caixa Economica Federal, 4.500%, 10/03/18	$1,023,000	0.6

		Colombia: 3.1%
2,500,000		Ecopetrol SA, 5.875%, 09/18/23	2,765,625	1.6
250,000		Ecopetrol SA, 5.875%, 05/28/45	254,550	0.2
1,000,000		Ecopetrol SA, 7.625%, 07/23/19	1,192,200	0.7
1,000,000	#	Pacific Rubiales Energy Corp., 5.625%, 01/19/25	963,450	0.6
			5,175,825	3.1

		Indonesia: 1.1%
2,000,000		Pertamina Persero PT, 5.625%, 05/20/43	1,830,000	1.1

		Kazakhstan: 2.0%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,662,500	1.0
1,800,000		KazMunayGas National Co. JSC, 4.400%, 04/30/23	1,734,660	1.0
			3,397,160	2.0

		Mexico: 0.6%
1,000,000	#	Offshore Drilling Holding SA, 8.625%, 09/20/20	1,063,750	0.6

		Panama: 1.0%
1,750,000	#	AES El Salvador Trust II, 6.750%, 03/28/23	1,696,765	1.0

		Peru: 0.6%
1,000,000		Other Securities	950,700	0.6

		Turkey: 0.2%
375,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	392,288	0.2

		Total Corporate Bonds/Notes (Cost $15,296,888)	15,529,488	9.2

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
19,000		Other Securities	18,886	0.0

		Total U.S. Treasury Obligations (Cost $18,905)	18,886	0.0

FOREIGN GOVERNMENT BONDS: 80.4%
		Angola: 1.3%
2,050,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	2,218,203	1.3

FOREIGN GOVERNMENT BONDS: (continued)
		Argentina: 2.3%
2,388,341		Argentina Government International Bond, 2.500%, 12/31/38	$1,292,092	0.8
1,402,038	±	Argentina Government International Bond, 8.280%, 12/31/33	1,212,763	0.7
1,400,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	1,415,400	0.8
			3,920,255	2.3

		Armenia: 0.9%
1,500,000	#	Republic of Armenia, 6.000%, 09/30/20	1,560,000	0.9

		Belarus: 2.3%
3,800,000		Republic of Belarus, 8.750%, 08/03/15	3,895,760	2.3

		Belize: 0.9%
2,000,000	#	Belize Government International Bond, 5.000%, 02/20/38	1,495,000	0.9

		Bolivia: 0.6%
1,000,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	1,077,500	0.6

		Brazil: 3.4%
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	856,240	0.5
4,340,000		Brazilian Government International Bond, 2.625%, 01/05/23	3,916,850	2.3
964,000		Brazilian Government International Bond, 5.000%, 01/27/45	910,980	0.6
			5,684,070	3.4

		Bulgaria: 0.5%
766,000		Other Securities	783,082	0.5

		Chile: 0.9%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,540,276	0.9

		Colombia: 1.8%
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,995,000	1.2
900,000		Colombia Government International Bond, 2.625%-6.125%, 03/15/23-01/18/41	957,250	0.6
			2,952,250	1.8

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Costa Rica: 0.9%
1,700,000	#	Costa Rica Government International Bond, 4.250%–5.625%, 01/26/23–04/30/43	$1,539,250	0.9

		Croatia: 3.1%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	1,035,000	0.6
1,000,000	#	Croatia Government International Bond, 5.500%, 04/04/23	1,035,000	0.6
3,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	3,161,160	1.9
			5,231,160	3.1

		Dominican Republic: 1.3%
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,086,750	0.7
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	1,075,000	0.6
			2,161,750	1.3

		Ecuador: 0.9%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	1,582,500	0.9

		Egypt: 0.7%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,189,551	0.7

		El Salvador: 0.7%
1,250,000	#	El Salvador Government International Bond, 5.875%–6.375%, 01/30/25–01/18/27	1,251,875	0.7

		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	788,590	0.5

		Guatemala: 1.3%
1,600,000		Guatemala Government Bond, 8.125%, 10/06/34	2,112,000	1.3

		Hungary: 2.1%
400,000		Hungary Government International Bond, 5.375%, 02/21/23	424,000	0.2
2,500,000		Hungary Government International Bond, 7.625%, 03/29/41	3,200,000	1.9
			3,624,000	2.1

FOREIGN GOVERNMENT BONDS: (continued)
		Indonesia: 2.0%
2,450,000		Indonesia Government International Bond, 8.500%, 10/12/35	$3,325,875	2.0

		Ivory Coast: 1.4%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,348,938	1.4

		Kazakhstan: 1.3%
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	952,700	0.6
1,160,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,259,226	0.7
			2,211,926	1.3

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	527,250	0.3

		Latvia: 0.6%
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	986,250	0.6

		Lebanon: 1.5%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,525,575	1.5

		Lithuania: 1.9%
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,506,875	1.5
600,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	716,250	0.4
			3,223,125	1.9

		Mexico: 4.6%
824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	875,500	0.5
5,200,000		Petroleos Mexicanos, 5.500%, 06/27/44	5,333,172	3.2
471,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	495,256	0.3
1,000,000		Other Securities	1,034,750	0.6
			7,738,678	4.6

		Morocco: 1.8%
1,000,000		Morocco Government International Bond, 4.250%, 12/11/22	997,700	0.6
1,000,000	#	Morocco Government International Bond, 4.250%, 12/11/22	997,700	0.6
1,000,000	#	Morocco Government International Bond, 5.500%, 12/11/42	1,000,000	0.6
			2,995,400	1.8

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Namibia: 0.9%
1,450,000		Namibia International Bonds, 5.500%, 11/03/21	$1,544,395	0.9

		Nigeria: 0.6%
1,000,000	#	Nigeria Government International Bond, 6.375%, 07/12/23	1,076,250	0.6

		Pakistan: 0.5%
794,000		Other Securities	782,319	0.5

		Panama: 2.8%
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,326,000	0.8
1,506,000		Panama Government International Bond, 6.700%, 01/26/36	1,856,145	1.1
1,600,000		Panama Government International Bond, 4.000%–4.300%, 09/22/24–04/29/53	1,523,000	0.9
			4,705,145	2.8

		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,125,850	0.6
300,000	#	Republic of Paraguay, 4.625%, 01/25/23	307,050	0.2
			1,432,900	0.8

		Peru: 2.6%
3,500,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	3,327,450	2.0
861,000		Other Securities	977,235	0.6
			4,304,685	2.6

		Philippines: 4.0%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,246,250	0.7
3,000,000		Philippine Government International Bond, 7.750%, 01/14/31	4,181,250	2.5
400,000		Philippine Government International Bond, 8.375%, 06/17/19	503,000	0.3
670,000		Republic of the Philippines, 6.375%, 10/23/34	845,875	0.5
			6,776,375	4.0

		Poland: 2.2%
3,850,000		Poland Government International Bond, 3.000%, 03/17/23	3,732,113	2.2

		Romania: 1.6%
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,553,987	0.9

FOREIGN GOVERNMENT BONDS: (continued)
		Romania: (continued)
1,100,000	#	Romanian Government International Bond, 4.375%, 08/22/23	$1,130,525	0.7
			2,684,512	1.6

		Russia: 4.1%
3,000,985		Russian Foreign Bond — Eurobond, 7.500%, 03/31/30	3,369,296	2.0
3,600,000	#	Russian Foreign Bond — Eurobond, 4.875%, 09/16/23	3,568,500	2.1
			6,937,796	4.1

		South Africa: 2.0%
3,571,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	3,379,773	2.0

		Sri Lanka: 0.5%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	904,800	0.5

		Tanzania: 1.3%
2,000,000		Tanzania Government International Bond, 6.329%, 03/09/20	2,165,000	1.3

		Trinidad And Tobago: 1.7%
1,766,667		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,912,417	1.1
714,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	903,210	0.6
			2,815,627	1.7

		Turkey: 3.4%
3,000,000		Turkey Government International Bond, 6.000%, 01/14/41	3,116,250	1.9
2,144,000		Turkey Government International Bond, 7.375%, 02/05/25	2,551,360	1.5
			5,667,610	3.4

		Ukraine: 2.6%
1,500,000		Ukraine Government International Bond, 6.750%, 11/14/17	1,284,675	0.7
200,000		Ukraine Government International Bond, 7.800%, 11/28/22	172,540	0.1
3,500,000	#	Ukraine Government International Bond, 6.750%, 11/14/17	2,997,575	1.8
			4,454,790	2.6

		Uruguay: 2.4%
2,200,000		Uruguay Government International Bond, 4.500%, 08/14/24	2,310,000	1.4

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Uruguay: (continued)
1,247,288	&	Uruguay Government International Bond, 7.625%–8.000%, 11/18/22–03/21/36	$1,654,290	1.0
			3,964,290	2.4

		Venezuela: 3.1%
2,438,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	1,706,600	1.0
2,088,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	1,404,180	0.8
3,300,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	2,128,500	1.3
			5,239,280	3.1

		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,363,500	0.8

		Zambia: 0.7%
1,000,000	#	Zambia Government International Bond, 8.500%, 04/14/24	1,138,125	0.7

		Total Foreign Government Bonds (Cost $135,433,637)	135,559,374	80.4

		Total Long-Term Investments (Cost $150,749,430)	151,107,748	89.6

SHORT-TERM INVESTMENTS: 8.5%

		U.S. Treasury Bills: 6.0%
5,000,000		United States Treasury Bill, 0.045%, 04/02/15	4,999,110	3.0
5,000,000		United States Treasury Bill, 0.105%, 08/20/15	4,996,860	3.0
			9,995,970	6.0

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 2.5%
4,254,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $4,254,000)	$4,254,000	2.5

		Total Short-Term Investments (Cost $14,248,818)	14,249,970	8.5

		Total Investments in Securities (Cost $164,998,248)	$165,357,718	98.1
		Assets in Excess of Other Liabilities	3,208,381	1.9
		Net Assets	$168,566,099	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&	Payment-in-kind

±	Defaulted security

Cost for federal income tax purposes is $165,457,137.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,389,556
Gross Unrealized Depreciation	(4,488,975)
Net Unrealized Depreciation	$(99,419)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	80.4%
Energy	5.8
Financial	2.2
Utilities	1.0
Consumer, Non-cyclical	0.2
U.S. Treasury Notes	0.0
Short-Term Investments	2.5
U.S. Treasury Bills	6.0
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Corporate Bonds/Notes	$—	$15,529,488	$—	$15,529,488
Short-Term Investments	4,254,000	9,995,970	—	14,249,970
U.S. Treasury Obligations	—	18,886	—	18,886
Foreign Government Bonds	—	135,559,374	—	135,559,374
Total Investments, at fair value	$4,254,000	$161,103,718	$—	$165,357,718
Other Financial Instruments+
Futures	49,381	—	—	49,381
Total Assets	$4,303,381	$161,103,718	$—	$165,407,099
Liabilities Table
Other Financial Instruments+
Futures	$(75,746)	$—	$—	$(75,746)
Total Liabilities	$(75,746)	$—	$—	$(75,746)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Emerging Markets Hard Currency Debt Fund Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	31	12/31/14	$6,784,157	$(1,655)
U.S. Treasury 5-Year Note	105	12/31/14	12,417,070	(38,322)
U.S. Treasury Long Bond	41	12/19/14	5,654,156	(35,769)
			$24,855,383	$(75,746)
Short Contracts
U.S. Treasury 10-Year Note	(40)	12/19/14	(4,985,625)	13,745
U.S. Treasury Ultra Long Bond	(35)	12/19/14	(5,337,500)	35,636
			$(10,323,125)	$49,381

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$49,381
Total Asset Derivatives		$49,381
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$75,746
Total Liability Derivatives		$75,746

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$148,391	$148,391
Foreign exchange contracts	29,048	—	—	29,048
Interest rate contracts	—	(187,955)	—	(187,955)
Total	$29,048	$(187,955)	$148,391	$(10,516)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(164,460)	$(164,460)
Foreign exchange contracts	18,553	—	—	18,553
Interest rate contracts	—	39,425	—	39,425
Total	$18,553	$39,425	$(164,460)	$(106,482)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.4%
		Germany: 0.4%
TRY 760,000		KFW, 7.625%, 11/04/14	$333,347	0.4

		Total Corporate Bonds/Notes (Cost $337,070)	333,347	0.4

FOREIGN GOVERNMENT BONDS: 74.4%
		Brazil: 6.1%
BRL 70,000	Z	Brazil Letras do Tesouro Nacional, 11.799%, 01/01/16	24,762	0.0
BRL 5,500,000		Brazil Notas do Tesouro Nacional Series F, 1.000%, 01/01/17	2,140,385	2.3
BRL 9,500,000		Brazil Notas do Tesouro Nacional Series F, 1.000%, 01/01/21	3,482,736	3.8
			5,647,883	6.1

		Colombia: 4.3%
COP 2,700,000,000	#	Colombia Government International Bond, 7.000%, 05/04/22	1,352,310	1.4
COP 4,400,000,000	#	Colombia Government International Bond, 10.000%, 07/24/24	2,649,458	2.9
			4,001,768	4.3

		Czech Republic: 1.0%
CZK 20,000,000		Czech Republic Government Bond, 3.400%, 09/01/15	947,337	1.0

		Hungary: 4.5%
HUF 108,000,000		Hungary Government Bond, 5.500%, 12/20/18	475,866	0.5
HUF 100,000,000		Hungary Government Bond, 6.500%, 06/24/19	456,656	0.5
HUF 220,000,000		Hungary Government Bond, 7.750%, 08/24/15	941,660	1.0
HUF 160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	722,211	0.8
HUF 330,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,572,773	1.7
			4,169,166	4.5

		Malaysia: 3.4%
MYR 6,500,000		Malaysia Government Bond, 3.480%, 03/15/23	1,926,429	2.1
MYR 2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	622,269	0.7
MYR 1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	562,285	0.6
			3,110,983	3.4

FOREIGN GOVERNMENT BONDS: (continued)
		Mexico: 10.0%
MXN 15,700,000		Mexican Bonos, 6.500%, 06/10/21	$1,224,744	1.3
MXN 12,000,000		Mexican Bonos, 8.000%, 12/17/15	943,089	1.0
MXN 19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,678,220	1.8
MXN 20,000,000		Mexican Bonos, 9.500%, 12/18/14	1,510,996	1.7
MXN 40,000,000		Mexican Bonos, 10.000%, 12/05/24	3,853,063	4.2
			9,210,112	10.0

		Nigeria: 3.6%
NGN 265,000,000		Nigeria Government Bond, 4.000%, 04/23/15	1,565,417	1.7
NGN 147,330,000		Nigeria Government Bond, 13.050%, 08/16/16	918,688	1.0
NGN 20,860,000		Nigeria Government Bond, 16.390%, 01/27/22	152,201	0.2
NGN 100,000,000		Nigeria Government Bond, 16.000%, 06/29/19	699,115	0.7
			3,335,421	3.6

		Peru: 3.3%
PEN 1,620,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	639,624	0.7
PEN 6,200,000	#	Peruvian Government International Bond, 8.600%, 08/12/17	2,428,160	2.6
			3,067,784	3.3

		Philippines: 0.6%
PHP 26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	572,837	0.6

		Poland: 8.6%
PLN 8,000,000		Poland Government Bond, 3.750%, 04/25/18	2,544,174	2.7
PLN 4,000,000		Poland Government Bond, 4.000%, 10/25/23	1,305,186	1.4
PLN 11,500,000		Poland Government Bond, 5.750%, 10/25/21	4,136,395	4.5
			7,985,755	8.6

		Romania: 4.5%
RON 3,000,000		Romania Government Bond, 5.800%, 10/26/15	891,358	1.0
RON 10,800,000		Romania Government Bond, 6.000%, 04/30/16	3,260,287	3.5
			4,151,645	4.5

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Russia: 3.7%
RUB 84,001,000		Russian Federal Bond — OFZ, 7.050%, 01/19/28	$1,777,777	1.9
RUB 10,000,000		Russian Federal Bond — OFZ, 7.600%, 04/14/21	233,988	0.3
RUB 60,000,000		Russian Federal Bond — OFZ, 8.150%, 02/03/27	1,407,718	1.5
			3,419,483	3.7

		South Africa: 4.6%
ZAR 11,303,122		South Africa Government Bond, 6.250%, 03/31/36	752,827	0.8
ZAR 3,000,000		South Africa Government Bond, 7.250%, 01/15/20	260,251	0.3
ZAR 31,400,000		South Africa Government Bond, 10.500%, 12/21/26	3,242,367	3.5
			4,255,445	4.6

		South Korea: 1.0%
MYR 3,000,000		Export-Import Bank of Korea, 4.500%, 07/01/15	917,789	1.0

		Supranational: 1.7%
MYR 5,000,000		Asian Development Bank, 4.000%, 02/08/17	1,541,032	1.7

		Thailand: 4.9%
THB 25,000,000		Thailand Government Bond, 3.125%, 12/11/15	779,553	0.8
THB 120,000,000		Thailand Government Bond, 3.625%, 06/16/23	3,776,497	4.1
			4,556,050	4.9

		Turkey: 8.6%
TRY 2,500,000		Turkey Government Bond, 6.300%, 02/14/18	1,000,143	1.1
TRY 11,000,000		Turkey Government Bond, 9.000%, 03/08/17	4,795,634	5.2
TRY 5,000,000		Turkey Government Bond, 9.500%, 01/12/22	2,177,637	2.3
			7,973,414	8.6

		Total Foreign Government Bonds (Cost $72,196,853)	68,863,904	74.4

CREDIT-LINKED NOTES: 9.7%
		Colombia: 1.7%
2,042,606	#	Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	1,568,427	1.7

CREDIT-LINKED NOTES: (continued)
		Indonesia: 8.0%
IDR 56,500,000,000	#	Deutsche Bank AG, (Republic of Indonesia), 8.250%, 06/17/32	$4,297,153	4.6
IDR 40,000,000,000	#	JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	3,151,416	3.4
			7,448,569	8.0

		Total Credit-Linked Notes (Cost $13,483,233)	9,016,996	9.7

		Total Long-Term Investments (Cost $86,017,156)	78,214,247	84.5

SHORT-TERM INVESTMENTS: 14.5%

		U.S. Treasury Bills: 9.7%
9,000,000		United States Treasury Bill, 0.045%, 04/02/15 (Cost $8,997,945)	8,998,398	9.7

Shares			Value	Percentage of Net Assets

		Mutual Funds: 4.8%
4,434,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $4,434,000)	4,434,000	4.8

		Total Short-Term Investments (Cost $13,431,945)	13,432,398	14.5

		Total Investments in Securities (Cost $99,449,101)	$91,646,645	99.0
		Assets in Excess of Other Liabilities	900,844	1.0
		Net Assets	$92,547,489	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real

COP	Colombian Peso

CZK	Czech Koruna

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

PEN	Peruvian Nuevo Sol

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian New Leu

RUB	Russian Ruble

THB	Thai Baht

TRY	Turkish New Lira

ZAR	South African Rand

Cost for federal income tax purposes is $99,797,592.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$675,891
Gross Unrealized Depreciation	(8,826,838)
Net Unrealized Depreciation	$(8,150,947)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	74.4%
Credit-Linked Notes	9.7
Financial	0.4
Short-Term Investments	4.8
U.S. Treasury Bills	9.7
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$333,347	$—	$333,347
Short-Term Investments	4,434,000	8,998,398	—	13,432,398
Credit-Linked Notes	—	9,016,996	—	9,016,996
Foreign Government Bonds	—	68,863,904	—	68,863,904
Total Investments, at fair value	$4,434,000	$87,212,645	$—	$91,646,645
Other Financial Instruments+
Forward Foreign Currency Contracts	—	317,745	—	317,745
OTC Swaps	—	2,729	—	2,729
Total Assets	$4,434,000	$87,533,119	$—	$91,967,119
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,193,174)	$—	$(1,193,174)
OTC Swaps	—	(31,732)	—	(31,732)
Total Liabilities	$—	$(1,224,906)	$—	$(1,224,906)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Indonesian Rupiah	5,344,896,000	Buy	11/21/14	$449,000	$431,510	$(17,491)
Barclays Bank PLC	Brazilian Real	732,133	Buy	12/19/14	298,294	292,757	(5,537)
Barclays Bank PLC	Czech Koruna	680,000	Buy	12/19/14	31,670	31,269	(401)
Barclays Bank PLC	Hungarian Forint	17,050,000	Buy	12/19/14	70,281	69,197	(1,084)
Barclays Bank PLC	Philippine Peso	37,355,722	Buy	11/21/14	854,431	829,728	(24,703)
Barclays Bank PLC	Mexican Peso	25,355,465	Buy	12/19/14	1,926,897	1,877,729	(49,168)
Barclays Bank PLC	Russian Ruble	108,556,650	Buy	12/19/14	2,862,569	2,699,099	(163,470)
BNP Paribas Bank	Brazilian Real	6,564,760	Buy	12/19/14	2,840,658	2,625,040	(215,618)
BNP Paribas Bank	Chilean Peso	68,559,615	Buy	12/19/14	115,928	113,846	(2,082)
Citigroup, Inc.	South African Rand	21,852,768	Buy	12/19/14	1,968,000	1,910,609	(57,391)
Credit Suisse Group AG	South African Rand	1,137,473	Buy	12/19/14	100,686	99,451	(1,235)
Credit Suisse Group AG	Singapore Dollar	29,178	Buy	11/21/14	23,438	22,871	(567)

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Malaysian Ringgit	12,874,465	Buy	11/21/14	$4,055,588	$3,907,493	$(148,095)
Deutsche Bank AG	Thai Baht	66,183,138	Buy	11/21/14	2,073,407	2,036,259	(37,148)
Deutsche Bank AG	Hungarian Forint	62,366,484	Buy	12/19/14	256,565	253,114	(3,451)
Deutsche Bank AG	Polish Zloty	4,348,753	Buy	12/19/14	1,339,933	1,308,532	(31,401)
Deutsche Bank AG	Turkish Lira	1,635,556	Buy	12/19/14	738,867	704,158	(34,709)
Deutsche Bank AG	South African Rand	53,662,958	Buy	12/19/14	4,901,751	4,691,806	(209,945)
Goldman Sachs & Co.	Indonesian Rupiah	33,914,556,300	Buy	11/21/14	2,862,954	2,738,024	(124,930)
HSBC	Colombian Peso	2,675,241,366	Buy	12/19/14	1,360,131	1,310,705	(49,426)
JPMorgan Chase & Co.	South Korean Won	10,033,300	Buy	11/21/14	9,814	9,460	(354)
Morgan Stanley	Russian Ruble	21,707,835	Buy	12/19/14	554,670	539,733	(14,937)
							$(1,193,143)

Barclays Bank PLC	Malaysian Ringgit	591,575	Sell	11/21/14	$185,000	$179,547	$5,453
Barclays Bank PLC	EU Euro	735,762	Sell	11/21/14	983,438	929,630	53,808
Barclays Bank PLC	Romanian New Leu	7,368,744	Sell	12/19/14	2,147,383	2,098,313	49,070
BNP Paribas Bank	Indonesian Rupiah	47,305,000,000	Sell	11/21/14	3,938,801	3,819,075	119,726
Citigroup, Inc.	Czech Koruna	21,540,064	Sell	12/19/14	1,008,578	990,489	18,089
Deutsche Bank AG	South African Rand	1,921,864	Sell	12/19/14	168,000	168,031	(31)
Deutsche Bank AG	Israeli New Shekel	5,211	Sell	12/19/14	1,448	1,416	32
HSBC	Peruvian Nuevo Sol	4,166,304	Sell	12/19/14	1,433,000	1,423,691	9,309
HSBC	Peruvian Nuevo Sol	721,616	Sell	12/19/14	250,118	246,587	3,531
UBS AG	South African Rand	21,214,697	Sell	12/19/14	1,912,000	1,854,822	57,178
UBS AG	Thai Baht	4,727,505	Sell	11/21/14	147,000	145,451	1,549
							$317,714

Voya Emerging Markets Local Currency Debt Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2014:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.025% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	10/25/16	MXN 65,613,000	$(13,958)	$—	$(13,958)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR 7,500,000	2,729	—	2,729
Receive a fixed rate equal to 6.530% and pay a floating rate based on 3-month ZAR-JIBAR-SAFEX Counterparty: Deutsche Bank AG	11/13/15	ZAR 165,000,000	(17,774)	—	(17,774)
			$(29,003)	$—	$(29,003)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$317,745
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,729
Total Asset Derivatives		$320,474
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,193,174
Interest rate contracts	Unrealized depreciation on OTC swap agreements	31,732
Total Liability Derivatives		$1,224,906

See Accompanying Notes to Financial Statements

VOYA EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Total
Foreign exchange contracts	$(20,000)	$1,092,272	$—	$—	$1,072,272
Interest rate contracts	—	—	1,618	73,418	75,036
Total	$(20,000)	$1,092,272	$1,618	$73,418	$1,147,308

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Foreign exchange contracts	$(1,208,639)	$—	$—	$(1,208,639)
Interest rate contracts	—	710	(29,003)	(28,293)
Total	$(1,208,639)	$710	$(29,003)	$(1,236,932)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	UBS AG	Totals
Assets:
Forward foreign currency contracts	$108,331	$119,726	$18,089	$—	$32	$—	$12,840	$—	$—	$58,727	$317,745
OTC Interest rate swaps	2,729	—	—	—	—	—	—	—	—	—	2,729
Total Assets	$111,060	$119,726	$18,089	$—	$32	$—	$12,840	$—	$—	$58,727	$320,474
Liabilities:
Forward foreign currency contracts	$261,854	$217,700	$57,391	$1,802	$464,780	$124,930	$49,426	$354	$14,937	$—	$1,193,174
OTC Interest rate swaps	—	—	—	—	31,732	—	—	—	—	—	31,732
Total Liabilities	$261,854	$217,700	$57,391	$1,802	$496,512	$124,930	$49,426	$354	$14,937	$—	$1,224,906
Net OTC derivative instruments by counterparty, at fair value	$(150,794)	$(97,974)	$(39,302)	$(1,802)	$(496,480)	$(124,930)	$(36,586)	$(354)	$(14,937)	$58,727	$(904,432)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(150,794)	$(97,974)	$(39,302)	$(1,802)	$(496,480)	$(124,930)	$(36,586)	$(354)	$(14,937)	$58,727	$(904,432)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 58.0%
		United States: 58.0%
1,282,466		Alternative Loan Trust 2005-31, 0.435%, 08/25/35	$1,058,471	1.3
1,957,798		Alternative Loan Trust 2005-J2, 0.555%, 04/25/35	1,776,451	2.2
2,000,000		Banc of America Commercial Mortgage Trust, 6.015%, 02/10/51	2,078,298	2.6
1,500,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.790%, 06/10/49	1,552,946	1.9
140,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.349%, 09/10/47	145,788	0.2
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.488%, 02/13/46	1,575,039	1.9
601,763		Chase Mortgage Finance Trust Series 2007-A1, 2.557%, 02/25/37	567,138	0.7
670,412		CHL Mortgage Pass-Through Trust 2007-14, 0.555%, 09/25/37	562,179	0.7
750,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 5.040%, 09/10/45	751,402	1.0
1,418,848		Citigroup Mortgage Loan Trust 2006-AR2, 2.695%, 03/25/36	1,316,278	1.6
1,326,435	#	Citigroup Mortgage Loan Trust 2013-7, 2.357%, 08/25/36	1,063,726	1.3
59,535,000	#,ˆ	COMM 2014-FL4 Mortgage Trust, 2.081%, 05/13/16	1,862,755	2.3
12,469,628	ˆ	Commercial Mortgage Pass Through Certificates, 1.376%, 05/10/47	952,796	1.2
14,922,287	ˆ	Commercial Mortgage Pass Through Certificates, 1.592%, 04/10/47	1,266,838	1.5
221,000		Commercial Mortgage Trust, 6.316%, 11/15/44	230,949	0.3
1,000,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.097%, 09/15/39	1,047,683	1.3
500,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.097%, 09/15/39	515,454	0.6

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,500,000		Credit Suisse First Boston Mortgage Securities Corp., 5.203%, 02/15/38	$1,496,359	1.9
3,146,368	#,ˆ	DBUBS 2011-LC1 Mortgage Trust, 1.549%, 11/10/46	84,178	0.1
948,252	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.438%, 06/27/37	959,949	1.2
920,266		Fannie Mae Connecticut Avenue Securities, 1.105%, 05/25/24	907,071	1.1
1,092,448		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.542%, 01/25/37	955,869	1.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.755%, 04/25/24	486,372	0.6
1,000,000		GCCFC Commercial Mortgage Trust, 6.257%, 12/10/49	1,045,545	1.3
1,500,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.466%, 05/10/43	1,463,577	1.8
552,366		GSR Mortgage Loan Trust 2005-AR5, 2.574%, 10/25/35	501,292	0.6
1,278,736		GSR Mortgage Loan Trust, 2.742%, 01/25/36	1,213,649	1.5
1,000,000	#	Jefferies Resecuritization Trust 2009-R6, 5.016%, 03/26/36	993,319	1.2
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.577%, 07/15/46	1,075,921	1.3
500,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	510,023	0.7
551,209		JP Morgan Mortgage Trust 2007-A3, 2.538%, 05/25/37	477,234	0.6
700,000		Merrill Lynch Mortgage Investors, Inc., 0.535%, 08/25/35	654,068	0.8
1,600,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	1,597,748	2.0

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
300,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	$320,808	0.4
2,000,000	#	Morgan Stanley Reremic Trust, 0.250%, 07/27/49	1,750,000	2.1
2,000,000	#	NorthStar 2012-1 Mortgage Trust, 4.400%, 08/25/29	2,020,991	2.5
1,000,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	1,028,516	1.3
721,145		Structured Adjustable Rate Mortgage Loan Trust, 2.504%, 03/25/35	716,305	0.9
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.896%, 05/15/43	1,472,677	1.8
1,250,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C28, 5.672%, 10/15/48	1,212,522	1.5
1,000,064		WaMu Mortgage Pass Through Certificates, 2.203%, 12/25/36	908,980	1.1
984,858		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 2.042%, 11/25/36	881,184	1.1
1,879,474		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.607%, 08/25/36	1,743,421	2.2
745,313		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	684,928	0.8
890,605		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.613%, 05/25/36	842,805	1.0
622,341		Wells Fargo Mortgage Backed Securities Trust, 2.615%, 03/25/36	604,389	0.8

		Total Collateralized Mortgage Obligations (Cost $46,769,951)	46,933,891	58.0

ASSET-BACKED SECURITIES: 15.4%
		Cayman Islands: 11.7%
500,000	#	Atrium V, 0.922%, 07/20/20	485,662	0.6
500,000	#	Babson CLO, Inc. 2005-II, 1.934%, 07/20/19	499,356	0.6
1,000,000	#	Belhurst CLO Ltd., 1.934%, 01/15/20	976,458	1.2

ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
500,000	#	Callidus Debt Partners Clo Fund VI Ltd., 3.233%, 10/23/21	$482,541	0.6
500,000	#	Carlyle High Yield Partners IX Ltd., 1.835%, 08/01/21	483,436	0.6
240,743	#	CIFC Funding 2006-II Ltd., 4.234%, 03/01/21	236,691	0.3
250,000	#	ColumbusNova CLO IV Ltd 2007-II, 2.484%, 10/15/21	251,984	0.3
500,000	#	ColumbusNova CLO Ltd 2006-II, 1.733%, 04/04/18	486,535	0.6
500,000	#	Fraser Sullivan CLO II Ltd., 1.733%, 12/20/20	482,932	0.6
750,000	#	Gulf Stream — Sextant CLO 2007-1 Ltd., 2.635%, 06/17/21	717,308	0.9
500,000	#	Jersey Street CLO Ltd., 0.984%, 10/20/18	492,821	0.6
250,000	#	Landmark IX CDO Ltd., 1.684%, 04/15/21	237,295	0.3
750,000	#	LCM V Ltd., 3.633%, 03/21/19	734,726	0.9
213,621	#	Madison Park Funding IV Ltd., 3.833%, 03/22/21	207,287	0.3
500,000	#	Madison Park Funding Ltd., 2.034%, 03/25/20	489,078	0.6
500,000	#	Madison Park Funding Ltd., 3.485%, 07/26/21	497,614	0.6
1,000,000	#	Muir Grove CLO Ltd., 3.234%, 03/25/20	998,443	1.2
500,000	#	Northwoods Capital VII Ltd., 3.732%, 10/22/21	500,126	0.6
250,000	#	Sierra CLO II Ltd., 1.632%, 01/22/21	242,969	0.3
			9,503,262	11.7

		United States: 3.7%
1,500,000	#	American Residential Properties 2014-SFR1 Trust, 2.504%, 09/17/31	1,512,461	1.9
1,225,000		First NLC Trust 2005-2, 0.675%, 09/25/35	922,705	1.1
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.315%, 05/25/37	540,967	0.7
			2,976,133	3.7

		Total Asset-Backed Securities (Cost $12,445,424)	12,479,395	15.4

		Total Long-Term Investments (Cost $59,215,375)	59,413,286	73.4
See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 27.5%
	U.S. Treasury Bills: 24.0%
4,500,000	United States Treasury Bill, 0.040%, 03/26/15	$4,499,287	5.5
15,000,000	United States Treasury Bill, 0.045%, 04/02/15	14,997,330	18.5
		19,496,617	24.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
2,827,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $2,827,000)	2,827,000	3.5

	Total Short-Term Investments (Cost $22,323,117)	22,323,617	27.5

	Total Investments in Securities (Cost $81,538,492)	$81,736,903	100.9
	Liabilities in Excess of Other Assets	(761,814)	(0.9)
	Net Assets	$80,975,089	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$329,900
Gross Unrealized Depreciation	(131,489)
Net Unrealized Appreciation	$198,411

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	58.0%
Other Asset-Backed Securities	14.3
Home Equity Asset-Backed Securities	1.1
Short-Term Investments	3.5
U.S. Treasury Bills	24.0
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$45,183,891	$1,750,000	$46,933,891
Short-Term Investments	2,827,000	19,496,617	—	22,323,617
Asset-Backed Securities	—	12,479,395	—	12,479,395
Total Investments, at fair value	$2,827,000	$77,159,903	$1,750,000	$81,736,903
Other Financial Instruments+
Futures	13,008	—	—	13,008
Total Assets	$2,840,008	$77,159,903	$1,750,000	$81,749,911
Liabilities Table
Other Financial Instruments+
Futures	$(11,693)	$—	$—	$(11,693)
Total Liabilities	$(11,693)	$—	$—	$(11,693)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2014. Excluded from the table below are inputs used to determine the fair value of Level 3 assets which are based on single broker quotes and contain no quantitative unobservable inputs developed by management.

Investments, at fair value	Ending Balance at September 30, 2014	Valuation Technique Used	Unobservable Inputs	Input Values
Collateralized Mortgage Obligations	$1,750,000	Broker Price	Single Broker Quote	$87.50

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended September 30, 2014:

	Beginning Balance 03/31/2014 *	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 9/30/2014
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$1,745,855	$—	$—	$—	$4,145	$—	$—	$1,750,000
Total Investments, at value	$—	$1,745,855	$—	$—	$—	$4,145	$—	$—	$1,750,000

*	Fund incepted on August 7, 2014.

As of September 30, 2014 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $4,145.

Voya Securitized Credit Fund Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	132	12/31/14	$15,610,031	$(9,689)
U.S. Treasury Long Bond	18	12/19/14	2,482,313	7,835
U.S. Treasury Ultra Long Bond	37	12/19/14	5,642,500	4,740
			$23,734,844	$2,886
Short Contracts
U.S. Treasury 10-Year Note	(2)	12/19/14	(249,281)	433
U.S. Treasury 2-Year Note	(14)	12/31/14	(3,063,813)	(2,004)
			$(3,313,094)	$(1,571)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	13,008
Total Asset Derivatives		$13,008
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	11,693
Total Liability Derivatives		$11,693

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VOYA SECURITIZED CREDIT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2014 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(14,476)
Total	$(14,476)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,315
Total	$1,315

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, after an initial period, the Board of Trustees (the “Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of Board members who have no direct or indirect interest in the advisory and sub-advisory contracts of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, and Voya Emerging Markets Local Currency Debt Fund (collectively, the “Funds”), each a series of the Trust, and who are not “interested persons” of the Funds, as such term is defined under the 1940 Act (the “Independent Trustees”), must annually review and approve the Funds’ existing investment advisory and sub-advisory contracts. Thus, at a meeting held on September 12, 2014, the Board, including a majority of the Independent Trustees, considered whether to renew and approve amended and restated investment advisory contract (the ”Advisory Contracts”) between Voya Investments, LLC (“Adviser”) and the Funds as well as the amended and restated sub-advisory contract (“Sub-Advisory Contracts”) between the Adviser and Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”).

The Independent Trustees also held separate meetings on August 14 and September 10, 2014 to consider the renewal of the Advisory Contracts and Sub-Advisory Contracts. As a result, subsequent references herein to factors considered and determinations made by the Board include, as applicable, factors considered and determinations made on those earlier dates by the Independent Trustees.

At its September 12, 2014 meeting, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Funds. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as information prepared specifically in connection with the annual renewal or approval process. Determinations by the Independent Trustees also took into account various factors that they believed, in light of the legal advice furnished to them by K&L Gates LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Board considered at the same meeting the advisory contracts and sub-advisory contracts that were subject to renewal for the investment companies in the Voya family of funds (“Voya funds”), the Board considered each Voya fund’s advisory and sub-advisory relationships separately.

Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered at its renewal meetings. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary factors relevant to the Board’s consideration as to whether to renew the Advisory and Sub-Advisory Contracts for the one-year period ending September 30, 2015. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s advisory and sub-advisory arrangements.

Overview of the Contract Renewal and Approval Process

The Board followed a structured process (the “Contract Review Process”) pursuant to which it requested and considered relevant information when it decided whether to approve and renew the Advisory Contracts and Sub-Advisory Contracts. Among other actions, the Independent Trustees previously retained an independent consultant with experience in the mutual fund industry to assist them in working with personnel employed by the Adviser or its affiliates who administer the Funds (“Management”) to: identify the types of information presented to the Board to inform its deliberations with respect to advisory and sub-advisory relationships and to help evaluate that information; evaluate industry best practices in regard to the consideration of investment advisory and sub-advisory contracts; establish a specific format in which certain requested information was provided to the Board; and determine the process for the Board’s review of such information.

The Board has established (among other committees) three Investment Review Committees (each, an “IRC”) and a Contracts Committee. Among other matters, the Contracts Committee provides oversight with respect to the contracts renewal and approval process, and each Fund is assigned to an IRC, which provides oversight regarding, among other matters, the investment performance of the Adviser and Sub-Adviser, as well as the oversight by the Adviser of the performance of the Sub-Adviser. The IRCs may apply a heightened level of scrutiny in cases where performance was below a Fund’s relevant benchmark, and/or a selected peer group of investment companies (“Selected Peer Group”), and/or Lipper Inc. (“Lipper”) category median, and/or Morningstar, Inc. (“Morningstar”) category median, as applicable.

The type and format of the information provided to the Board or to legal counsel for the Independent Trustees in connection with the Contract Review Process has been codified in a 15(c) methodology guide for the Voya funds (“15(c) Methodology Guide”). This 15(c) Methodology Guide was developed under the direction of the Independent Trustees and sets out a blueprint pursuant to which they request certain information that they deem

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

important to facilitate an informed review in connection with initial and annual approvals of advisory and sub-advisory contracts.

Management provided certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”). The Independent Trustees periodically have retained, including most recently in 2014, an independent firm to test and verify the accuracy of certain FACT sheet data for a representative sample of the Voya funds. In addition, the Contracts Committee has routinely employed an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and Selected Peer Groups to be used by the Funds for certain comparison purposes during the renewal process.

Set forth below is a discussion of many of the Board’s primary considerations and conclusions in connection with its decision to approve the Funds’ Advisory and Sub-Advisory Contracts through September 30, 2015.

Nature, Extent and Quality of Service

The Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Adviser. This included information regarding the Adviser and Sub-Adviser provided throughout the year at regular meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.

The materials requested by the Independent Trustees and provided to the Board, K&L Gates and/or independent consultants that assisted the Independent Trustees prior to the September 12, 2014 Board meeting included, among other information, the following items for each Fund: (1) FACT sheets that provided information regarding the performance and expenses of the Fund and other similarly managed funds in its Selected Peer Group, information regarding the Fund’s investment portfolio, objective and strategies, and information regarding net asset flows into and out of the Fund; (2) reports providing risk and attribution analyses of the Fund; (3) the 15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which each Fund’s benchmark and Selected Peer Group were selected and how profitability was determined; (4) responses from the Adviser and Sub-Adviser to the Funds to a series of questions posed by K&L Gates on behalf of the Independent Trustees; (5) copies of the forms of Advisory and Sub-Advisory Contracts; (6) copies of the Forms ADV for the Adviser and Sub-Adviser; (7) financial statements for the Adviser and Sub-Adviser; (8) a draft narrative summary addressing key factors the Board customarily considers in evaluating the advisory and sub-advisory contracts for the Voya funds (including the Funds’) Advisory Contract and Sub-Advisory Contract; (9) independent analyses of Fund performance by the Trust’s Chief Investment Risk Officer; (10) a report by the Trust’s Chief Compliance Officer (“CCO”); and (11) other information relevant to the Board’s evaluations.

The Board was advised that pursuant to an agreement with the European Commission, ING Groep, N.V. is required to divest Voya Financial, Inc. (formerly known as ING U.S. Inc.) its U.S.-based insurance, retirement services and investment management operations, which include the Adviser and Sub-Adviser, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). Voya Financial, Inc. is a minority owned subsidiary of ING Groep and a parent company of the Adviser and Voya-affiliated Sub-Adviser. The Board further noted that the Separation Plan may result in the Adviser’s and Sub-Adviser’s loss of access to the services and resources of their current ultimate parent company, which could adversely affect its businesses and profitability. The Board was advised that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control.

The Board was advised that Voya Financial, Inc. had conducted an initial public offering of Voya Financial, Inc. common stock in May 2013 and ING Groep had divested additional shares through two other public offerings since May 2013, reducing its ownership interest in Voya Financial, Inc. below 50%. The Board was advised that none of these public offerings was deemed to be a change of control. The Board recognized that if any future public offering is deemed to be a change of control, the investment advisory and sub-advisory agreements for the Funds would terminate and trigger a need for new agreements, which would require the approval of the Board and, potentially, shareholders of the Funds. The Board also was advised that there can be no assurance that the Separation Plan will be carried out completely. The Board considered the potential effects of the Separation Plan on the Funds, the Adviser and Voya-affiliated Sub-Adviser, including the Adviser’s and Voya-affiliated Sub-Adviser’s ability during and after the separation to perform the same level of service to the Funds as the Adviser and Voya-affiliated Sub-Adviser currently provide. The Board was advised that neither the Adviser nor the Voya-affiliated Sub-Adviser currently anticipated that the Separation Plan would have a material adverse impact on the Funds or their operations and administration.

The Board was advised that, in connection with the Separation Plan, Voya Financial, Inc. underwent a rebranding effort (the ”Rebranding”) whereby Voya Financial, Inc. and several of its affiliates effected name

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

changes. The Voya funds’ names, as well as the Adviser’s and the Voya-affiliated Sub-Adviser’s name, were also changed in connection with the Rebranding. The Rebranding resulted in amended and restated forms of advisory and sub-advisory contracts being presented to and approved by the Board at its September 12, 2014 meeting. The Board was advised that the Advisory and Sub-Advisory Contracts have the same terms as the current advisory and sub-advisory contracts, except for the effective date and certain immaterial changes made to certain provisions related to the Rebranding.

For each Fund, a specific class of shares was used for purposes of certain comparisons between the Fund and its Selected Peer Group. The specific class of a Fund was chosen based on the 15(c) Methodology Guide and was compared to an analogous class of shares for each fund in its Selected Peer Group. The mutual funds included in the Funds’ Selected Peer Groups were selected based upon criteria designed to represent the Fund share class being compared to the Selected Peer Groups.

In arriving at its conclusions with respect to the Advisory Contracts, the Board was mindful of the “manager-of-managers” platform of the Voya funds that has been developed by the Adviser. The Board recognized that the Adviser is responsible for monitoring the investment program, performance, and developments and ongoing operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the applicable Funds and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was advised that to assist in the selection and monitoring of the Sub-Adviser, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with the Sub-Adviser and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the Sub-Adviser and the funds that it manages. The Board recognized that MR&S also typically provides in-person reports to the IRCs at their meetings prior to any Sub-Adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding the Sub-Adviser based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the Sub-Adviser’s investment process and to try to identify issues that may be relevant to the Sub-Adviser’s services to a Fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board was advised of the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment of the investment performance of the Funds on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered the techniques that the Adviser has developed to screen and perform due diligence on new sub-advisers if and when the Adviser recommends to the Board a new sub-adviser to manage a fund in the Voya family of funds. The Board considered that, for new non-Voya-affiliated sub-advisers, MR&S is responsible for: identifying qualified candidates; analyzing their investment processes, personnel and resources; conducting due diligence on the candidates; and selecting a firm to propose as a new sub-adviser, as well as preparing written materials and reports to the committees and the Board as part of the process of considering the approval of any new sub-adviser for a fund.

The Board also considered that in the course of monitoring performance of the Sub-Adviser, MR&S has developed, based on guidance from the IRCs, a methodology for comparing performance of each Fund to a Selected Peer Group and to the Fund’s Morningstar category median, Lipper category median and/or primary benchmark. The Board also recognized that MR&S provides the IRCs with regular updates on the Funds and alerts the IRCs to potential issues as they arise. The Board considered that MR&S also prepares Fund Dispersion Reports that seek to monitor any dispersion between Funds managed by non-Voya-affiliated sub-advisers and their similarly managed retail counterparts and assists the Board in carrying out its general oversight duties. The Board also was advised that the Adviser regularly monitors performance, personnel, compliance and myriad other issues that may arise on a day-to-day basis regarding the Sub-Adviser and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Funds also benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Funds.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying trends in Fund performance and other areas over consecutive periods. The Board considered that the services provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S.

The Board also considered the techniques used by the Adviser to monitor the performance of the Sub-Adviser and the proactive approach that the Adviser, working in cooperation with the IRCs, has taken to advocate or recommend, when it believed appropriate, changes designed to assist in improving the Funds’ performance.

In considering the Funds’ Advisory Contracts, the Board also considered the extent of benefits provided to the Funds’ shareholders, beyond advisory services, from being part of the Voya family of funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya family of funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.

Further, the Board received periodic reports showing that the investment policies and restrictions for each Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and Sub-Adviser personnel with codes of ethics. The Board considered reports from the Trust’s CCO and/or the Adviser’s CCO evaluating whether the regulatory compliance systems and procedures of the Adviser and each Sub-Adviser are reasonably designed to assure compliance with the federal securities laws, including those related to, among others, late trading and market timing, best execution, fair value pricing, proxy voting and trade allocation practices. The Board also took into account the Trust’s CCO’s annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the Trust’s CCO in consultation with the Board’s Compliance Committee that guide the CCO’s compliance oversight function.

The Board requested and, as applicable, considered information regarding the level of staffing, quality and experience of each Fund’s portfolio management team, the respective resources and reputations of the Adviser and Sub-Adviser, and the ability of the Adviser and the Sub-Adviser to attract and retain qualified investment advisory personnel, the adequacy of the resources committed to the Funds (and other relevant funds in the Voya family of funds) by the Adviser and Sub-Adviser, whether those resources are commensurate with the needs of the Funds and are sufficient to sustain appropriate levels of performance and compliance needs, and the Board considered the financial stability of the Adviser and the Sub-Adviser.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services provided by the Adviser and the Sub-Adviser are appropriate in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs, and that the nature, extent and quality of the overall services provided by the Adviser and the Sub-Adviser were appropriate.

Fund Performance

In assessing advisory and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund. The Board considered the performance reports and analyses from MR&S and IRMD and discussions with portfolio managers at Board and committee meetings during the year. The Board also paid particular attention in assessing performance information provided in the FACT sheets furnished in connection with the renewal and approval process. The FACT sheets prepared for each Fund included its investment performance compared to the Fund’s Morningstar category median and/or Lipper category median, Selected Peer Group and primary benchmark. The FACT sheet performance data was as of March 31, 2014.

The Board also considered at its September 12, 2014 meeting certain additional data regarding performance and Fund asset levels for various additional periods ending after March 31, 2014. The Board’s findings specific to each Fund’s performance are discussed under “Fund-by-Fund Analysis” below.

Economies of Scale

When evaluating the reasonableness of advisory fee rates, the Board also considered whether economies of scale likely will be realized by the Adviser and Sub-Adviser as a Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board considered that while the Funds do not have advisory fee breakpoints they do have fee waiver or expense reimbursement arrangements. In this connection, the Board considered the extent to which economies of scale could be realized through such fee waivers, expense reimbursements or other expense reductions. In evaluating economies of scale, the Independent Trustees also considered prior periodic management reports,

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

industry information on this topic, fee rates at projected levels of growth versus peers and the Funds’ investment performance.

Information Regarding Services to Other Clients

The Board requested and, as applicable, considered information regarding the nature of services and fee rates offered by the Adviser and Sub-Adviser to other clients, including other registered investment companies and relevant institutional accounts. When fee rates offered to other clients differed materially from those charged to a Fund, the Board considered any underlying rationale provided by the Adviser or, in certain circumstances, the Sub-Adviser for these differences. The Board also noted that the fee rates charged to the Funds and other institutional clients of the Adviser or Sub-Adviser (including other investment companies) may differ materially due to, among other reasons: differences in services; different regulatory requirements associated with registered investment companies, such as the Funds, as compared to non-registered investment company clients; market differences in fee rates that existed when a Fund first was organized; differences in the original sponsors of Funds that now are managed by the Adviser; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.

Fee Rates and Profitability

The Board reviewed and considered each contractual investment advisory fee rate, combined with the administrative fee rate, payable by each Fund to the Adviser and to the Adviser’s affiliated company that serves as the administrator to each Fund. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual advisory fees that are paid to each Sub-Adviser, as compared to the portion retained by the Adviser. In addition, the Board considered fee waivers and expense limitations applicable to the fees payable by the Funds, including the Adviser’s agreement to extend each such fee waiver and expense limitation agreement for an additional period of at least one year, and not to terminate such agreement in future years without prior approval of the Board.

The Board requested information regarding and, as applicable, considered: (1) the fee rate structure of each Fund as it relates to the services provided under the contracts; and (2) the potential fall-out benefits to the Adviser and the Sub-Adviser and their respective affiliates from their association with the Funds. For each Fund, the Board separately determined that the fees payable to the Adviser and the fee rate payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits realized by the Adviser and Sub-Adviser, which was prepared by Management in accordance with the allocation methodology (including related assumptions) specified in the 15(c) Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to a Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser. In addition, the Board considered information that it requested and that was provided by Management with respect to the profitability of service providers affiliated with the Adviser. The Board also considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each Fund both with and without the profitability of the distributor of the Funds and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties.

Although the 15(c) Methodology Guide establishes certain standards for profit calculation, the Board recognized that profitability analysis on a Fund-by-Fund basis is not an exact science and there is no uniform methodology within the asset management industry for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Adviser and Management or capture their entrepreneurial risk associated with offering and managing a mutual fund complex in the current regulatory and market environment. In addition, the Board recognized that the use of different reasonable methodologies for purposes of calculating profit data can give rise to dramatically different profit and loss results.

In making its determinations, the Board based its conclusions as to the reasonableness of the advisory and sub-advisory fees of the Adviser and Sub-Adviser primarily on the factors described for each Fund below. At the request of the Board, the Adviser has from time to time agreed to implement remedial actions regarding certain Funds. These remedial actions have included, among others: reductions in fee rates or adjustments to expense limitation and waiver arrangements; changes in Sub-Adviser or portfolio managers; and strategy modifications.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Fund Analysis

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its September 12, 2014 meeting in relation to approving each Fund’s Advisory and Sub-Advisory Contracts. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category median and average, as well as its primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. With respect to Morningstar quintile rankings, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. Each Fund’s management fee rates and expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

Voya Emerging Markets Corporate Debt Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Emerging Markets Corporate Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund outperformed its Morningstar category median for all periods presented; (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it underperformed; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for all periods presented.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Portfolio’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Emerging Markets Hard Currency Debt Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Emerging Markets Hard Currency Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund outperformed its Morningstar category median for all periods presented; (2) the Fund outperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar Category all periods presented.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of a 0.10% administration fee) for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Emerging Markets Local Currency Debt Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Emerging Markets Local Currency Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund underperformed its Morningstar category median for all periods presented; (2) the Fund underperformed its primary benchmark for all

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

periods presented; and (3) the Fund is ranked in the fourth quintile of its Morningstar category for the most recent calendar quarter and year-to-date periods, and the fifth (lowest) quintile for the one-year period.

In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in August 2012 and its management team changed in April and June 2013, and therefore the Fund had a limited operating history for the purpose of analyzing its performance; (2) Management’s expectation that longer-term performance will improve; and (3) Management would continue to monitor, and the Board or its Investment Review Committee would periodically review, the Fund’s performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of a 0.10% administration fee) for the Fund is above the median and equal to the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.

In analyzing this performance fee, the Board took into account Management’s representations regarding the reasonableness of the Fund’s management fee.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

Voya Securitized Credit Fund

Section 15(c) of the 1940 Act, provides that, when Voya Securitized Credit Fund, (the “Fund”), a series of the Trust, enters into a new advisory or sub-advisory agreement, the Board of the Trust, including a majority of Board members who have no direct or indirect interest in the advisory and sub-advisory, and who are Independent Trustees, must determine whether to approve the new arrangements. Thus, at its meeting held on September 12, 2014, the Board considered the initial approval of the investment advisory contract (the “Advisory Contract”) with Voya Investments, LLC (the “Adviser”) and the sub-advisory contract (“Sub-Advisory Contract”) between the Adviser and the sub-adviser, Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), (together, the “Advisory and Sub-Advisory Contracts”) for the Fund.

In determining whether to initially approve the Advisory and Sub-Advisory Contracts for the Fund, the Board received and evaluated such information as it deemed necessary for an informed determination of whether each agreement, and the proposed policies and procedures for the Fund, should be approved. The materials provided to the Board in support of the Fund’s Advisory and Sub-Advisory Contracts included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Fund that discusses, among other things: (a) the Adviser’s experience and expertise in the management of other funds within the Voya family of funds, (b) the experience of the Adviser overseeing sub-advisers to other funds within the Voya family of funds, (c) the experience of Voya IM in securitized credit research and its investment capabilities; (2) information about the Fund’s investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Fund that compare the Fund’s fee structure to its comparable selected peer group (“Selected Peer Group”) and Morningstar/Lipper category medians; (4) supporting documentation, including copies of the Advisory and Sub-Advisory Contracts for the Fund; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by the Adviser in the context of the Adviser’s oversight of other sub-advisers managing Funds in the Voya family of funds, and by Voya IM at the July 9, 2014 International/Balanced/Fixed Income Funds Investment Review Committee (“I/B/F IRC”) meeting regarding the Fund.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Board’s consideration of whether to approve the Advisory Contract with the Adviser on behalf of the Fund took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Adviser to the Fund under the Advisory Contract; (2) the Adviser’s experience as a manager-of-managers overseeing sub-advisers to other funds within the Voya family of funds; (3) the Adviser’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Fund and taking into account the sub-advisory fees payable by the Adviser to Voya IM; (5) the fairness of the Adviser’s compensation under an Advisory Contract with a level fee rate that does not include breakpoints; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Fund, including that: (a) the proposed gross management fee rate is above the median and the average management fee of the funds in the Fund’s proposed Selected Peer Group, (b) the proposed net management fee rate is below the median and average management fee of the funds in the Fund’s proposed Selected Peer Group, and (c) the proposed net expense ratio for the Fund is below the median and average expense ratios of the funds in the Fund’s proposed Selected Peer Group; (7) the projected profitability of the Adviser when sub-advisory fees payable by the Adviser to Voya IM are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities and resources of the Adviser; (9) the Adviser’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the Voya family of funds; (10) the information that had been provided by the Adviser at regular Board meetings with respect to its capabilities as a manager-of-managers in overseeing similar funds; and (11) “fall-out benefits” to the Adviser and its affiliates that were anticipated to arise from the Adviser’s management of the Fund.

In reviewing the proposed Sub-Advisory Contract with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) the Adviser’s view of the reputation of Voya IM and its sub-advisory services; (2) Voya IM’s strength and reputation in the industry; (3) the information that had been provided by Voya IM in advance of the July 9, 2014 I/B/F IRC meeting at which Voya IM presented with respect to Voya IM’s sub-advisory services; (4) the nature and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (6) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by Voya IM as the Fund’s Sub-Adviser; (7) Voya IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by the Trust’s Chief Compliance Officer; (8) Voya IM’s financial condition; (9) the appropriateness of the selection of Voya IM in light of the Fund’s investment objective and prospective investor base; and (10) Voya IM’s Code of Ethics, which were previously approved by the Board.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by the Adviser to Voya IM is reasonable in the context of all factors considered by the Board; and (4) the Adviser and Voya IM maintain an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance programs. Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Fund. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your Investment Professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	SAR-UPVF (0914-112114)

Item 2.	Code of Ethics.

Not required for semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.	Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.	Schedule of Investments.

For the Portfolios that have a complete Schedule of Investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 89.2%
		Basic Materials: 5.3%
1,000,000	#	Anglo American Capital PLC, 4.125%, 04/15/21	1,005,139	1.0
320,000		Cabot Corp., 2.550%, 01/15/18	324,258	0.3
300,000		Eastman Chemical Co., 2.400%, 06/01/17	306,335	0.3
350,000	#	Glencore Funding LLC, 2.500%, 01/15/19	343,035	0.3
500,000		LYB International Finance BV, 4.000%, 07/15/23	518,392	0.5
800,000		Monsanto Co., 4.200%, 07/15/34	808,491	0.8
500,000		Mosaic Co/The, 4.250%, 11/15/23	521,526	0.5
600,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	603,157	0.6
325,000		Teck Resources Ltd, 2.500%, 02/01/18	325,739	0.3
650,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	692,897	0.7
			5,448,969	5.3

		Communications: 13.5%
325,000		21st Century Fox America, Inc., 4.000%, 10/01/23	337,213	0.3
250,000		AT&T, Inc., 4.300%, 12/15/42	229,363	0.2
900,000		AT&T, Inc., 4.800%, 06/15/44	888,818	0.9
250,000		AT&T, Inc., 5.350%, 09/01/40	266,049	0.3
400,000		CBS Corp., 3.700%, 08/15/24	395,938	0.4
300,000		CBS Corp., 5.900%, 10/15/40	344,867	0.3
325,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 04/15/23	320,341	0.3
600,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	608,917	0.6
150,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.550%, 03/15/15	152,118	0.2
500,000		Discovery Communications LLC, 4.875%, 04/01/43	496,634	0.5
512,000		eBay, Inc., 3.450%, 08/01/24	500,722	0.5
500,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/24	505,908	0.5
516,000		Motorola Solutions, Inc., 4.000%, 09/01/24	504,843	0.5
284,000		News America, Inc., 6.150%, 02/15/41	338,150	0.3

1,200,000	#	Telecom Italia SpA, 5.303%, 05/30/24	1,180,500	1.2
628,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	648,351	0.6
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	445,126	0.4
450,000		Time Warner Cable, Inc., 5.875%, 11/15/40	531,373	0.5
330,000		Time Warner, Inc., 4.050%, 12/15/23	338,944	0.3
500,000		Time Warner, Inc., 4.900%, 06/15/42	501,538	0.5
423,000	#	Verizon Communications, Inc., 4.862%, 08/21/46	425,227	0.4
419,000	#	Verizon Communications, Inc., 5.012%, 08/21/54	422,809	0.4
1,011,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,119,032	1.1
410,000		Verizon Communications, Inc., 6.400%, 09/15/33	499,763	0.5
420,000		Verizon Communications, Inc., 6.550%, 09/15/43	525,507	0.5
300,000		Viacom, Inc., 2.500%, 12/15/16	308,256	0.3
500,000		Viacom, Inc., 4.375%, 03/15/43	462,156	0.5
519,000		WPP Finance 2010, 3.750%, 09/19/24	513,076	0.5
			13,811,539	13.5

		Consumer, Cyclical: 4.6%
738,000		Bed Bath & Beyond, Inc., 4.915%, 08/01/34	735,690	0.7
514,000		CVS Caremark Corp., 3.375%, 08/12/24	507,857	0.5
300,000		Kohl's Corp., 4.750%, 12/15/23	318,892	0.3
1,020,000		Lowe's Cos, Inc., 4.250%, 09/15/44	998,103	1.0
1,025,000	#	Tiffany & Co., 4.900%, 10/01/44	1,027,519	1.0
400,000		Whirlpool Corp., 4.000%, 03/01/24	401,887	0.4
600,000		Yum! Brands, Inc., 5.350%, 11/01/43	655,040	0.7
			4,644,988	4.6

		Consumer, Non-cyclical: 11.9%
516,000	#	Actavis Funding SCS, 3.850%, 06/15/24	501,342	0.5
900,000		Altria Group, Inc., 5.375%, 01/31/44	962,546	0.9
508,000		AmerisourceBergen Corp., 3.400%, 05/15/24	505,547	0.5
507,000		Amgen, Inc., 3.625%, 05/22/24	504,162	0.5
509,000		CareFusion Corp., 3.875%, 05/15/24	509,424	0.5
500,000		Celgene Corp., 3.625%, 05/15/24	495,808	0.5

See Accompanying Notes to Financial Statements

4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (continued)

513,000		Express Scripts Holding Co., 3.500%, 06/15/24	503,481	0.5
700,000		Mead Johnson Nutrition Co., 4.600%, 06/01/44	709,069	0.7
400,000		Medtronic, Inc., 3.625%, 03/15/24	409,158	0.4
400,000		Molson Coors Brewing Co., 5.000%, 05/01/42	403,628	0.4
351,000		Reynolds American, Inc., 4.850%, 09/15/23	374,637	0.4
500,000		Reynolds American, Inc., 6.150%, 09/15/43	574,033	0.6
500,000		St Jude Medical, Inc., 3.250%, 04/15/23	495,609	0.5
600,000		Synchrony Financial, 3.000%, 08/15/19	602,176	0.6
650,000		Synchrony Financial, 4.250%, 08/15/24	651,050	0.6
512,000		Sysco Corp., 3.500%, 10/02/24	514,930	0.5
511,000		Sysco Corp., 4.350%, 10/02/34	520,131	0.5
516,000		Sysco Corp., 4.500%, 10/02/44	522,102	0.5
1,465,000		Tyson Foods, Inc., 4.875%, 08/15/34	1,512,530	1.5
500,000		WellPoint, Inc., 2.300%, 07/15/18	501,835	0.5
350,000		Zoetis, Inc., 4.700%, 02/01/43	353,288	0.3
			12,126,486	11.9

		Energy: 11.1%
250,000		Apache Corp., 3.625%, 02/01/21	260,709	0.3
1,009,000		Continental Resources, Inc., 4.900%, 06/01/44	987,424	1.0
575,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	534,989	0.5
520,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	519,194	0.5
759,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	764,930	0.7
650,000		Enbridge, Inc., 4.000%, 10/01/23	674,426	0.7
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	487,692	0.5
602,000		Ensco PLC, 5.750%, 10/01/44	612,471	0.6
600,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	594,766	0.6
500,000		Kinder Morgan Energy Partners L.P., 3.450%, 02/15/23	478,729	0.5
779,000		Marathon Petroleum Corp., 3.625%, 09/15/24	764,336	0.7
250,000		Noble Holding International Ltd., 3.050%, 03/01/16	255,559	0.2
315,000		ONEOK Partners L.P., 6.200%, 09/15/43	365,047	0.4
344,000		Petrobras Global Finance BV, 3.000%, 01/15/19	335,919	0.3

580,000		Rowan Cos, Inc., 5.850%, 01/15/44	572,801	0.6
250,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	242,969	0.2
467,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	474,189	0.5
300,000		Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	319,629	0.3
500,000		Transocean, Inc., 3.800%, 10/15/22	459,785	0.5
300,000		Transocean, Inc., 4.950%, 11/15/15	311,612	0.3
250,000		Williams Partners L.P., 3.800%, 02/15/15	252,793	0.2
1,000,000		Williams Partners L.P., 5.400%, 03/04/44	1,064,588	1.0
			11,334,557	11.1

		Financial: 32.8%
300,000		American International Group, Inc., 3.375%, 08/15/20	309,464	0.3
350,000		American International Group, Inc., 5.850%, 01/16/18	394,080	0.4
1,100,000		Air Lease Corp., 2.125%, 01/15/18	1,094,500	1.1
300,000		American Tower Corp., 4.700%, 03/15/22	314,607	0.3
300,000		American Tower Corp., 5.000%, 02/15/24	315,111	0.3
650,000		Bank of America Corp., 2.600%, 01/15/19	649,254	0.6
800,000		Bank of America Corp., 4.200%, 08/26/24	792,994	0.8
700,000		Bank of America Corp., 4.000%, 04/01/24	708,329	0.7
350,000		Bank of America Corp., 4.875%, 04/01/44	364,343	0.4
200,000	#	Barclays Bank PLC, 6.050%, 12/04/17	222,654	0.2
600,000		Barclays PLC, 8.250%, 12/29/49	616,950	0.6
271,000		BioMed Realty L.P., 6.125%, 04/15/20	311,040	0.3
600,000	#	BPCE SA, 4.500%, 03/15/25	583,927	0.6
500,000		Citigroup, Inc., 4.000%, 08/05/24	490,635	0.5
550,000		Citigroup, Inc., 5.300%, 05/06/44	573,650	0.6
550,000		Citigroup, Inc., 6.300%, 12/29/49	546,784	0.5
512,000		Comerica, Inc., 3.800%, 07/22/26	505,779	0.5
700,000	#	Credit Suisse AG, 6.500%, 08/08/23	763,035	0.8
1,250,000		Credit Suisse/New York NY, 3.625%, 09/09/24	1,235,159	1.2
250,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	249,040	0.2
633,000		Ford Motor Co., 3.000%, 06/12/17	653,772	0.6
500,000		General Electric Capital Corp., 3.100%, 01/09/23	495,510	0.5

See Accompanying Notes to Financial Statements

5

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (continued)

300,000		General Electric Capital Corp., 4.375%, 09/16/20	328,475	0.3
300,000		General Electric Capital Corp., 7.125%, 12/15/49	347,776	0.3
300,000		Genworth Holdings, Inc., 4.900%, 08/15/23	309,805	0.3
500,000		Goldman Sachs Group, Inc./The, 5.700%, 12/29/49	509,708	0.5
500,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	504,322	0.5
600,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	714,922	0.7
1,000,000		Government Properties Income Trust, 3.750%, 08/15/19	1,008,202	1.0
400,000	#	HBOS PLC, 6.750%, 05/21/18	453,273	0.4
900,000		HSBC Holdings PLC, 6.375%, 12/29/49	900,000	0.9
375,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	379,399	0.4
1,000,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	973,495	1.0
318,000		Jefferies Group, Inc., 5.125%, 01/20/23	338,657	0.3
1,000,000		JPMorgan Chase & Co., 3.375%, 05/01/23	959,249	0.9
300,000		JPMorgan Chase & Co., 6.000%, 12/29/49	296,625	0.3
500,000		JPMorgan Chase & Co., 6.125%, 12/29/49	497,250	0.5
700,000		Kilroy Realty L.P., 4.250%, 08/15/29	693,928	0.7
500,000		Kilroy Realty L.P., 4.800%, 07/15/18	540,465	0.5
500,000		Kimco Realty Corp., 3.200%, 05/01/21	499,666	0.5
750,000		Legg Mason, Inc., 2.700%, 07/15/19	753,230	0.7
500,000		Lloyds Banking Group PLC, 7.500%, 04/30/49	516,250	0.5
550,000		M&T Bank Corp., 6.450%, 12/29/49	584,375	0.6
927,000		MetLife, Inc., 4.721%, 12/15/44	926,568	0.9
1,000,000		Morgan Stanley, 4.350%, 09/08/26	985,408	1.0
400,000		Morgan Stanley, 5.000%, 11/24/25	418,990	0.4
500,000		Morgan Stanley, 5.450%, 12/29/49	496,875	0.5
1,100,000	#	Nordea Bank AB, 6.125%, 12/29/49	1,082,138	1.1
1,000,000		Popular, Inc., 7.000%, 07/01/19	1,006,250	1.0
319,000		Prudential Financial, Inc., 5.625%, 06/15/43	334,057	0.3
500,000		Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	492,338	0.5
500,000		Royal Bank of Scotland Group PLC, 6.000%, 12/19/23	525,233	0.5
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	503,792	0.5
400,000	#	Societe Generale SA, 7.875%, 12/29/49	400,100	0.4

739,000		UniCredit SpA, 8.000%, 12/29/49	736,592	0.7
506,000		Wells Fargo & Co., 4.100%, 06/03/26	505,085	0.5
175,000		Wells Fargo & Co., 5.375%, 11/02/43	192,164	0.2
500,000		Wells Fargo & Co., 5.900%, 12/29/49	510,625	0.5
			33,415,904	32.8

		Industrial: 2.5%
513,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	514,708	0.5
750,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	788,154	0.8
519,000		Packaging Corp. of America, 3.650%, 09/15/24	510,927	0.5
739,000		Tyco Electronics Group SA, 3.450%, 08/01/24	742,092	0.7
			2,555,881	2.5

		Technology: 1.6%
500,000		Fidelity National Information Services, Inc., 3.875%, 06/05/24	501,013	0.5
320,000		Hewlett-Packard Co., 2.600%, 09/15/17	328,940	0.3
773,000		Oracle Corp., 4.300%, 07/08/34	780,632	0.8
			1,610,585	1.6

		Utilities: 5.9%
455,000		Appalachian Power Co., 4.400%, 05/15/44	458,053	0.4
344,000		CMS Energy Corp., 4.700%, 03/31/43	348,927	0.3
50,000		Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	54,376	0.1
100,000		Detroit Edison Co, 3.450%, 10/01/20	104,335	0.1
419,000		Duke Energy Corp., 5.050%, 09/15/19	469,683	0.5
550,000	#	EDP Finance BV, 5.250%, 01/14/21	573,028	0.6
324,000		FirstEnergy Corp., 2.750%, 03/15/18	325,585	0.3
250,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	265,964	0.3
500,000		Nisource Finance Corp., 3.850%, 02/15/23	513,726	0.5
334,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	329,811	0.3
421,000		PPL Capital Funding, Inc., 4.200%, 06/15/22	448,952	0.4
505,000		Progress Energy, Inc., 3.150%, 04/01/22	507,714	0.5
250,000		Public Service Co. of Colorado, 3.200%, 11/15/20	260,058	0.3
438,000		Public Service Electric & Gas Co., 3.750%, 03/15/24	460,092	0.4

See Accompanying Notes to Financial Statements

6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (continued)

102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	111,164	0.1
315,000	Southern Co/The, 2.450%, 09/01/18	320,762	0.3
468,000	Union Electric Co., 3.500%, 04/15/24	480,261	0.5
		6,032,491	5.9

	Total Corporate Bonds/Notes (Cost $89,180,474)	90,981,400	89.2

U.S. TREASURY OBLIGATIONS: 7.3%
	U.S. Treasury Bonds: 7.3%
5,226,000	2.375%, due 08/15/24	5,167,615	5.1
2,157,000	3.375%, due 05/15/44	2,227,439	2.2

	Total U.S. Treasury Obligations (Cost $7,360,156)	7,395,054	7.3

	Total Investments in Securities (Cost $96,540,630)	$98,376,454	96.5
	Assets in Excess of Other Liabilities	3,560,942	3.5
	Net Assets	$101,937,396	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $96,597,352.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,221,107
Gross Unrealized Depreciation	(442,005)

Net Unrealized Appreciation	$1,779,102

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 91.6%
		Austria: 0.6%
500,000		ESAL GmbH, 6.250%, 02/05/23	487,500	0.6

		Brazil: 7.2%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	258,750	0.3
850,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	840,438	1.0
350,000		Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	343,000	0.4
300,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	294,000	0.4
1,000,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	1,065,000	1.3
400,000		Petrobras Global Finance BV, 6.250%, 03/17/24	419,120	0.5
200,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	206,100	0.2
850,000		Suzano Trading Ltd., 5.875%, 01/23/21	892,500	1.1
1,100,000	#	Tupy Overseas SA, 6.625%, 07/17/24	1,124,750	1.4
325,000		Vale Overseas Ltd, 4.375%, 01/11/22	329,007	0.4
150,000		Vale SA, 5.625%, 09/11/42	147,513	0.2
			5,920,178	7.2

		Chile: 4.6%
1,000,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,015,532	1.2
400,000		Cencosud SA, 5.500%, 01/20/21	424,075	0.5
400,000		Colbun SA, 6.000%, 01/21/20	442,976	0.5
1,000,000	#	Corpbanca SA, 3.875%, 09/22/19	1,007,281	1.2
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	493,583	0.6
450,000		Telefonica Chile SA, 3.875%, 10/12/22	444,225	0.6
			3,827,672	4.6

		China: 5.5%
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	317,925	0.4
250,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	258,931	0.3
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	519,993	0.6
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	651,886	0.8

250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	239,692	0.3
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	211,950	0.2
400,000		COSL Finance BVI Ltd., 3.250%, 09/06/22	377,830	0.5
475,000	#	Country Garden Holdings Co. Ltd., 7.875%, 05/27/19	494,000	0.6
700,000		Kaisa Group Holdings Ltd, 8.875%, 03/19/18	712,250	0.9
250,000		Longfor Properties Co. Ltd, 6.750%, 01/29/23	235,515	0.3
500,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	508,750	0.6
			4,528,722	5.5

		Colombia: 7.4%
500,000		Banco Davivienda SA, 5.875%, 07/09/22	506,250	0.6
750,000		Bancolombia SA, 5.950%, 06/03/21	826,875	1.0
750,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	755,625	0.9
650,000		Ecopetrol SA, 5.875%, 05/28/45	661,830	0.8
531,000		Ecopetrol SA, 7.625%, 07/23/19	633,058	0.8
963,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	1,033,299	1.2
500,000	#	Pacific Rubiales Energy Corp., 5.625%, 01/19/25	481,725	0.6
600,000		Pacific Rubiales Energy Corp., 7.250%, 12/12/21	655,500	0.8
500,000	#	Pacific Rubiales Energy Corp., 7.250%, 12/12/21	546,250	0.7
			6,100,412	7.4

		Czech Republic: 0.5%
400,000		CEZ A/S, 4.250%, 04/03/22	424,056	0.5

		Ghana: 1.9%
1,000,000	#	Kosmos Energy Ltd, 7.875%, 08/01/21	1,015,000	1.2
600,000		Tullow Oil PLC, 6.250%, 04/15/22	587,250	0.7
			1,602,250	1.9

		Guatemala: 0.6%
500,000	#	Industrial Senior Trust, 5.500%, 11/01/22	496,250	0.6

		Hong Kong: 7.6%
850,000		Bestgain Real Estate, 2.625%, 03/13/18	823,408	1.0
500,000		China CITIC Bank International Ltd., 6.000%, 05/07/24	521,450	0.6
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	269,684	0.3

See Accompanying Notes to Financial Statements

3

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2014 (Unaudited) (continued)

900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	968,535	1.2
650,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	699,498	0.8
750,000		Li & Fung Ltd, 5.250%, 05/13/20	809,748	1.0
1,350,000		Noble Group Ltd., 6.750%, 01/29/20	1,518,750	1.8
350,000		Swire Pacific MTN Financing Ltd., 4.500%, 10/09/23	368,698	0.5
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	317,924	0.4
			6,297,695	7.6

		Hungary: 0.8%
600,000		MOL Group Finance SA, 6.250%, 09/26/19	655,500	0.8

		India: 4.7%
500,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	535,150	0.6
550,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	582,105	0.7
400,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	424,588	0.5
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	874,835	1.1
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	401,370	0.5
250,000	#	Vedanta Resources PLC, 6.000%, 01/31/19	253,750	0.3
600,000		Vedanta Resources PLC, 7.125%, 05/31/23	617,250	0.7
200,000		Vedanta Resources PLC, 8.250%, 06/07/21	221,375	0.3
			3,910,423	4.7

		Indonesia: 3.3%
775,000		Adaro Indonesia PT, 7.625%, 10/22/19	809,681	1.0
400,000		Gajah Tunggal Tbk PT, 7.750%, 02/06/18	404,000	0.5
500,000	#	Gajah Tunggal Tbk PT, 7.750%, 02/06/18	505,000	0.6
550,000		Indosat Palapa Co. BV, 7.375%, 07/29/20	585,063	0.7
400,000		Listrindo Capital BV, 6.950%, 02/21/19	425,000	0.5
			2,728,744	3.3

		Ireland: 0.4%
400,000		EDC Finance Ltd, 4.875%, 04/17/20	362,000	0.4

		Israel: 1.5%
350,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	400,750	0.5
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	815,625	1.0
			1,216,375	1.5

		Jamaica: 1.5%
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	347,375	0.4

500,000		Digicel Group Ltd., 8.250%, 09/30/20	517,550	0.6
400,000	#	Digicel Group Ltd., 8.250%, 09/30/20	414,040	0.5
			1,278,965	1.5

		Kuwait: 0.7%
500,000		Burgan Finance No. 1 Jersey Ltd, 7.875%, 09/29/20	572,000	0.7

		Mexico: 10.8%
300,000		America Movil SAB de CV, 5.000%, 03/30/20	329,793	0.4
500,000		America Movil SAB de CV, 6.125%, 03/30/40	586,250	0.7
750,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/09/22	755,625	0.9
200,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	211,500	0.2
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	869,937	1.0
400,000	#	Cemex SAB de CV, 5.700%, 01/11/25	386,400	0.5
500,000		Cemex SAB de CV, 7.250%, 01/15/21	530,000	0.6
850,000		Empresas ICA SAB de CV, 8.875%, 05/29/24	875,500	1.1
600,000		Grupo Bimbo SAB de CV, 4.500%, 01/25/22	628,500	0.8
500,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	523,750	0.6
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	306,750	0.4
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	393,000	0.5
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	268,250	0.3
600,000		Servicios Corporativos Javer SAPI de CV, 9.875%, 04/06/21	654,000	0.8
450,000		Sigma Alimentos SA de CV, 6.875%, 12/16/19	524,250	0.6
300,000		Tenedora Nemak SA de CV, 5.500%, 02/28/23	309,000	0.4
800,000	#	Tenedora Nemak SA de CV, 5.500%, 02/28/23	824,000	1.0
			8,976,505	10.8

		Paraguay: 1.8%
500,000	#	Banco Regional SAECA, 8.125%, 01/24/19	550,000	0.7
900,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	936,450	1.1
			1,486,450	1.8

		Peru: 5.5%
250,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	270,625	0.3

See Accompanying Notes to Financial Statements

4

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2014 (Unaudited) (continued)

600,000	#	Banco de Credito del Peru/Panama, 6.125%, 04/24/27	643,500	0.8
300,000	#	Banco Internacional del Peru SAA, 5.750%, 10/07/20	324,750	0.4
350,000	#	Banco Internacional del Peru SAA, 6.625%, 03/19/29	381,500	0.5
800,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	768,000	0.9
700,000	#	Corp Financiera de Desarrollo SA, 5.250%, 07/15/29	711,375	0.9
350,000		Southern Copper Corp., 5.250%, 11/08/42	332,192	0.4
975,000		Southern Copper Corp., 6.750%, 04/16/40	1,093,638	1.3
			4,525,580	5.5

		Poland: 0.6%
500,000	#	PKO Finance AB, 4.630%, 09/26/22	521,250	0.6

		Russia: 5.6%
350,000		ALROSA Finance SA, 7.750%, 11/03/20	361,813	0.4
725,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	709,180	0.9
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	114,881	0.1
750,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	649,688	0.8
500,000		Lukoil International Finance BV, 6.125%, 11/09/20	505,000	0.6
660,000		Metalloinvest Finance Ltd., 5.625%, 04/17/20	604,725	0.7
1,000,000	#	MMC Finance Ltd., 5.550%, 10/28/20	997,500	1.2
425,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	366,562	0.5
300,000		MTS International Funding Ltd., 8.625%, 06/22/20	319,500	0.4
			4,628,849	5.6

		Singapore: 2.4%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,011,558	1.2
950,000		Stats Chippac Ltd., 4.500%, 03/20/18	952,375	1.2
			1,963,933	2.4

		South Africa: 2.3%
300,000		AngloGold Ashanti Holdings PLC, 8.500%, 07/30/20	331,305	0.4
300,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	268,500	0.4

700,000	#	Myriad International Holdings BV, 6.000%, 07/18/20	763,000	0.9
500,000		Sasol Financing International PLC, 4.500%, 11/14/22	510,675	0.6
			1,873,480	2.3

		South Korea: 2.8%
650,000		POSCO, 5.250%, 04/14/21	729,827	0.9
565,000		Shinhan Bank, 5.663%, 03/02/35	576,300	0.7
1,000,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,013,655	1.2
			2,319,782	2.8

		Sweden: 0.6%
500,000		Millicom International Cellular SA, 6.625%, 10/15/21	521,250	0.6

		Thailand: 1.7%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	911,250	1.1
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	281,727	0.3
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	231,787	0.3
			1,424,764	1.7

		Turkey: 4.6%
650,000	#	Akbank TAS, 3.875%, 10/24/17	656,058	0.8
300,000	#	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/01/22	266,250	0.3
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	653,812	0.8
1,000,000	#	Turkiye Garanti Bankasi AS, 4.750%, 10/17/19	1,001,000	1.2
250,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	248,250	0.3
1,000,000		Turkiye Vakiflar Bankasi Tao, 3.750%, 04/15/18	974,600	1.2
			3,799,970	4.6

		United Arab Emirates: 4.1%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	233,750	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	894,094	1.1
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	893,760	1.0
950,000		DP World Ltd., 6.850%, 07/02/37	1,069,985	1.3
287,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	329,332	0.4
			3,420,921	4.1

	Total Corporate Bonds/Notes
	(Cost $74,751,060)		75,871,476	91.6

See Accompanying Notes to Financial Statements

5

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2014 (Unaudited) (continued)

FOREIGN GOVERNMENT BONDS: 3.7%
	Angola: 0.5%
400,000	Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	432,820	0.5

	Brazil: 0.6%
275,000	Centrais Eletricas Brasileiras SA, 5.750%, 10/27/21	279,469	0.3
200,000	# Centrais Eletricas Brasileiras SA, 6.875%, 07/30/19	218,000	0.3
		497,469	0.6

	Hong Kong: 0.4%
300,000	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	323,356	0.4

	Qatar: 1.2%
517,000	Qtel International Finance Ltd., 4.750%, 02/16/21	553,862	0.6
400,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.750%, 09/30/19	478,500	0.6
		1,032,362	1.2

	Turkey: 0.4%
350,000	Turkey Government Bond, 5.000%, 06/25/21	347,375	0.4

	Zambia: 0.6%
400,000	Zambia Government International Bond, 8.500%, 04/14/24	455,250	0.6

	Total Foreign Government Bonds
	(Cost $3,114,163)	3,088,632	3.7

	Total Long-Term Investments
	(Cost $77,865,223)	78,960,108	95.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Mutual Funds: 4.3%
3,526,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,526,000)	3,526,000	4.3

	Total Short-Term Investments
	(Cost $3,526,000)	3,526,000	4.3

	Total Investments in Securities (Cost $81,391,223)	$82,486,108	99.6
	Assets in Excess of Other Liabilities	362,629	0.4
	Net Assets	$82,848,737	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $81,415,153.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,725,966
Gross Unrealized Depreciation	(655,011)

Net Unrealized Appreciation	$1,070,955

Sector Diversification	Percentage of Net Assets
Financial	24.1%
Energy	17.1
Basic Materials	14.6
Communications	9.5
Diversified	6.4
Consumer, Non-cyclical	6.2
Utilities	5.9
Foreign Government Bonds	3.7
Industrial	3.1
Consumer, Cyclical	2.7
Technology	1.2
Consumer Discretionary	0.8
Short-Term Investments	4.3
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

See Accompanying Notes to Financial Statements

6

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives

Interest rate contracts	Net Assets- Unrealized appreciation*	$10,438
Total Asset Derivatives		$10,438

Liability Derivatives

Interest rate contracts	Net Assets- Unrealized depreciation*	$7,281
Total Liability Derivatives		$7,281

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2014 was as follows

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	$(166,169)
Total	$(166,169)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Interest rate contracts	$2,199
Total	$2,199

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.2%
		Brazil: 0.6%
1,000,000	#	Caixa Economica Federal, 4.500%, 10/03/18	1,023,000	0.6

		Colombia: 3.1%
250,000		Ecopetrol SA, 5.875%, 05/28/45	254,550	0.2
2,500,000		Ecopetrol SA, 5.875%, 09/18/23	2,765,625	1.6
1,000,000		Ecopetrol SA, 7.625%, 07/23/19	1,192,200	0.7
1,000,000	#	Pacific Rubiales Energy Corp., 5.625%, 01/19/25	963,450	0.6
			5,175,825	3.1

		Indonesia: 1.1%
2,000,000		Pertamina Persero PT, 5.625%, 05/20/43	1,830,000	1.1

		Kazakhstan: 2.0%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,662,500	1.0
1,800,000		KazMunayGas National Co. JSC, 4.400%, 04/30/23	1,734,660	1.0
			3,397,160	2.0

		Mexico: 0.6%
1,000,000	#	Offshore Drilling Holding SA, 8.625%, 09/20/20	1,063,750	0.6

		Panama: 1.0%
1,750,000	#	AES El Salvador Trust II, 6.750%, 03/28/23	1,696,765	1.0

		Peru: 0.6%
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/23	950,700	0.6

		Turkey: 0.2%
375,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	392,288	0.2

		Total Corporate Bonds/Notes
		(Cost $15,296,888)	15,529,488	9.2

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
19,000		2.125%, due 09/30/21	18,886	0.0

		Total U.S. Treasury Obligations
		(Cost $18,905)	18,886	0.0

FOREIGN GOVERNMENT BONDS: 80.4%
		Angola: 1.3%
2,050,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	2,218,203	1.3

		Argentina: 2.3%
2,388,341		Argentina Government International Bond, 2.500%, 12/31/38	1,292,092	0.8
1,402,038	±	Argentina Government International Bond, 8.280%, 12/31/33	1,212,763	0.7
1,400,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	1,415,400	0.8
			3,920,255	2.3

		Armenia: 0.9%
1,500,000	#	Republic of Armenia, 6.000%, 09/30/20	1,560,000	0.9

		Belarus: 2.3%
3,800,000		Republic of Belarus, 8.750%, 08/03/15	3,895,760	2.3

		Belize: 0.9%
2,000,000	#	Belize Government International Bond, 5.000%, 02/20/38	1,495,000	0.9

		Bolivia: 0.6%
1,000,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	1,077,500	0.6

		Brazil: 3.4%
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	856,240	0.5
4,340,000		Brazilian Government International Bond, 2.625%, 01/05/23	3,916,850	2.3
964,000		Brazilian Government International Bond, 5.000%, 01/27/45	910,980	0.6
			5,684,070	3.4

		Bulgaria: 0.5%
766,000		Bulgaria Government Bond, 8.250%, 01/15/15	783,082	0.5

		Chile: 0.9%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,540,276	0.9

		Colombia: 1.8%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	369,000	0.2
500,000		Colombia Government International Bond, 6.125%, 01/18/41	588,250	0.4

See Accompanying Notes to Financial Statements

8

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2014 (Unaudited) (continued)

1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,995,000	1.2
			2,952,250	1.8

		Costa Rica: 0.9%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,020,250	0.6
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	519,000	0.3
			1,539,250	0.9

		Croatia: 3.1%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	1,035,000	0.6
1,000,000	#	Croatia Government International Bond, 5.500%, 04/04/23	1,035,000	0.6
3,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	3,161,160	1.9
			5,231,160	3.1

		Dominican Republic: 1.3%
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,086,750	0.7
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	1,075,000	0.6
			2,161,750	1.3

		Ecuador: 0.9%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	1,582,500	0.9

		Egypt: 0.7%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,189,551	0.7

		El Salvador: 0.7%
250,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	246,875	0.1
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	1,005,000	0.6
			1,251,875	0.7

		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	788,590	0.5

		Guatemala: 1.3%
1,600,000		Guatemala Government Bond, 8.125%, 10/06/34	2,112,000	1.3

		Hungary: 2.1%
400,000		Hungary Government International Bond, 5.375%, 02/21/23	424,000	0.2

2,500,000		Hungary Government International Bond, 7.625%, 03/29/41	3,200,000	1.9
			3,624,000	2.1

		Indonesia: 2.0%
2,450,000		Indonesia Government International Bond, 8.500%, 10/12/35	3,325,875	2.0

		Ivory Coast: 1.4%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,348,938	1.4

		Kazakhstan: 1.3%
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	952,700	0.6
1,160,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,259,226	0.7
			2,211,926	1.3

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	527,250	0.3

		Latvia: 0.6%
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	986,250	0.6

		Lebanon: 1.5%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,525,575	1.5

		Lithuania: 1.9%
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,506,875	1.5
600,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	716,250	0.4
			3,223,125	1.9

		Mexico: 4.6%
824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	875,500	0.5
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,034,750	0.6
471,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	495,256	0.3
5,200,000		Petroleos Mexicanos, 5.500%, 06/27/44	5,333,172	3.2
			7,738,678	4.6

		Morocco: 1.8%
1,000,000		Morocco Government International Bond, 4.250%, 12/11/22	997,700	0.6
1,000,000	#	Morocco Government International Bond, 4.250%, 12/11/22	997,700	0.6

See Accompanying Notes to Financial Statements

9

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2014 (Unaudited) (continued)

1,000,000	#	Morocco Government International Bond, 5.500%, 12/11/42	1,000,000	0.6
			2,995,400	1.8

		Namibia: 0.9%
1,450,000		Namibia International Bonds, 5.500%, 11/03/21	1,544,395	0.9

		Nigeria: 0.6%
1,000,000	#	Nigeria Government International Bond, 6.375%, 07/12/23	1,076,250	0.6

		Pakistan: 0.5%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	513,750	0.3
294,000		Pakistan Government International Bond, 7.875%, 03/31/36	268,569	0.2
			782,319	0.5

		Panama: 2.8%
600,000		Panama Government International Bond, 4.300%, 04/29/53	520,500	0.3
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,002,500	0.6
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,326,000	0.8
1,506,000		Panama Government International Bond, 6.700%, 01/26/36	1,856,145	1.1
			4,705,145	2.8

		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,125,850	0.6
300,000	#	Republic of Paraguay, 4.625%, 01/25/23	307,050	0.2
			1,432,900	0.8

		Peru: 2.6%
3,500,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	3,327,450	2.0
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	977,235	0.6
			4,304,685	2.6

		Philippines: 4.0%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,246,250	0.7
3,000,000		Philippine Government International Bond, 7.750%, 01/14/31	4,181,250	2.5
400,000		Philippine Government International Bond, 8.375%, 06/17/19	503,000	0.3
670,000		Republic of the Philippines, 6.375%, 10/23/34	845,875	0.5
			6,776,375	4.0

		Poland: 2.2%
3,850,000		Poland Government International Bond, 3.000%, 03/17/23	3,732,113	2.2

		Romania: 1.6%
1,100,000	#	Romanian Government International Bond, 4.375%, 08/22/23	1,130,525	0.7
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,553,987	0.9
			2,684,512	1.6

		Russia: 4.1%
3,600,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	3,568,500	2.1
3,000,985		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	3,369,296	2.0
			6,937,796	4.1

		South Africa: 2.0%
3,571,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	3,379,773	2.0

		Sri Lanka: 0.5%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	904,800	0.5

		Tanzania: 1.3%
2,000,000		Tanzania Government International Bond, 6.329%, 03/09/20	2,165,000	1.3

		Trinidad And Tobago: 1.7%
1,766,667		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,912,417	1.1
714,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	903,210	0.6
			2,815,627	1.7

		Turkey: 3.4%
3,000,000		Turkey Government International Bond, 6.000%, 01/14/41	3,116,250	1.9
2,144,000		Turkey Government International Bond, 7.375%, 02/05/25	2,551,360	1.5
			5,667,610	3.4

		Ukraine: 2.6%
1,500,000		Ukraine Government International Bond, 6.750%, 11/14/17	1,284,675	0.7
3,500,000	#	Ukraine Government International Bond, 6.750%, 11/14/17	2,997,575	1.8
200,000		Ukraine Government International Bond, 7.800%, 11/28/22	172,540	0.1
			4,454,790	2.6

See Accompanying Notes to Financial Statements

10

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2014 (Unaudited) (continued)

	Uruguay: 2.4%
2,200,000	Uruguay Government International Bond, 4.500%, 08/14/24	2,310,000	1.4
785,000	Uruguay Government International Bond, 7.625%, 03/21/36	1,046,013	0.6
162,288	& Uruguay Government International Bond, 7.875%, 01/15/33	218,277	0.1
300,000	Uruguay Government International Bond, 8.000%, 11/18/22	390,000	0.3
		3,964,290	2.4

	Venezuela: 3.1%
2,438,000	Petroleos de Venezuela SA, 5.250%, 04/12/17	1,706,600	1.0
2,088,000	Petroleos de Venezuela SA, 9.000%, 11/17/21	1,404,180	0.8
3,300,000	Petroleos de Venezuela SA, 9.750%, 05/17/35	2,128,500	1.3
		5,239,280	3.1

	Vietnam: 0.8%
1,200,000	Vietnam Government International Bond, 6.750%, 01/29/20	1,363,500	0.8

	Zambia: 0.7%
1,000,000	# Zambia Government International Bond, 8.500%, 04/14/24	1,138,125	0.7

	Total Foreign Government Bonds
	(Cost $135,433,637)	135,559,374	80.4

	Total Long-Term Investments
	(Cost $150,749,430)	151,107,748	89.6

SHORT-TERM INVESTMENTS: 8.5%
	U.S. Treasury Bills: 6.0%
5,000,000	United States Treasury Bill, 0.045%, 04/02/15	4,999,110	3.0
5,000,000	United States Treasury Bill, 0.105%, 08/20/15	4,996,860	3.0
		9,995,970	6.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
4,254,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,254,000)	4,254,000	2.5

	Total Short-Term Investments
	(Cost $14,248,818)	14,249,970	8.5

Total Investments in Securities (Cost $164,998,248)	$165,357,718	98.1
Assets in Excess of Other Liabilities	3,208,381	1.9
Net Assets	$168,566,099	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
±	Defaulted security

Cost for federal income tax purposes is $165,457,137.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,389,556
Gross Unrealized Depreciation	(4,488,975)
Net Unrealized Depreciation	$(99,419)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	80.4%
Energy	5.8
Financial	2.2
Utilities	1.0
Consumer, Non-cyclical	0.2
U.S. Treasury Notes	0.0
Short-Term Investments	2.5
U.S. Treasury Bills	6.0
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%

See Accompanying Notes to Financial Statements

11

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows;

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Credit contracts	Unrealized appreciation on OTC swap agreements	$164,460
Credit contracts	Upfront payments paid on OTC swap agreements	201,623
Interest rate contracts	Net Assets- Unrealized appreciation’	65,067
Total Asset Derivatives		$431.150

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$18,553
Interest rate contracts	Net Assets- Unrealized depreciation*	130.857
Total Liability Derivatives		$149,410

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Foreign currency
Derivatives not accounted for as hedging instruments	related transactions*	Futures	Swaps	Total

Credit contracts	$-	$-	$(263,569)	$(263,569)
Foreign exchange contracts	146,454	-	-	146,464
Interest rate contracts	;	(713,898)	-	(713,898)
Total	$146,454	$(713.898)	$(263.569)	$(831.013)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Foreign currency
Derivatives not accounted for as hedging instruments	related transactions*	Futures	Swaps	Total

Credit contracts	$-	$-	$164.460	$164,460
Foreign exchange contracts	(55,871)	-	-	(55,871)
Interest rate contracts	;	39.509	-	39,509
Total	$(55.871)	$39,509	$164.460	$143,098

* Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Meeting Agreements and collateral pledged (received), if any, at March 31,2014:

	Barclays Bank PLC	Deutsche Bank AG	Totals
Assets:
Credit default swaps	$-	$366,083	$366,083
Toatal Assets	$-	$366.083	$366,083

Liabilities:
Forward foreign curency contracts	18.553	$-	18.553
Total Liabilities	$18.553	$-	$18.553

Net OTC derivative Instruments by counterparty, at fair value	$(18,553)	$366,083	$347,530

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(18,553)	$366,083	$347,530

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

12

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2014 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.4%
			Germany: 0.4%
TRY	760,000		KFW, 7.625%, 11/04/14	333,347	0.4

			Total Corporate Bonds/Notes
			(Cost $337,070)	333,347	0.4

FOREIGN GOVERNMENT BONDS: 74.4%
			Brazil: 6.1%
BRL	70,000	Z	Brazil Letras do Tesouro Nacional, 11.799%, 01/01/16	24,762	0.0
BRL	5,500,000		Brazil Notas do Tesouro Nacional Series F, 1.000%, 01/01/17	2,140,385	2.3
BRL	9,500,000		Brazil Notas do Tesouro Nacional Series F, 1.000%, 01/01/21	3,482,736	3.8
				5,647,883	6.1

			Colombia: 4.3%
COP	2,700,000,000	#	Colombia Government International Bond, 7.000%, 05/04/22	1,352,310	1.4
COP	4,400,000,000	#	Colombia Government International Bond, 10.000%, 07/24/24	2,649,458	2.9
				4,001,768	4.3

			Czech Republic: 1.0%
CZK	20,000,000		Czech Republic Government Bond, 3.400%, 09/01/15	947,337	1.0

			Hungary: 4.5%
HUF	108,000,000		Hungary Government Bond, 5.500%, 12/20/18	475,866	0.5
HUF	100,000,000		Hungary Government Bond, 6.500%, 06/24/19	456,656	0.5
HUF	220,000,000		Hungary Government Bond, 7.750%, 08/24/15	941,660	1.0
HUF	160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	722,211	0.8
HUF	330,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,572,773	1.7
				4,169,166	4.5

			Malaysia: 3.4%
MYR	6,500,000		Malaysia Government Bond, 3.480%, 03/15/23	1,926,429	2.1
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	622,269	0.7

MYR	1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	562,285	0.6
				3,110,983	3.4

			Mexico: 10.0%
MXN	15,700,000		Mexican Bonos, 6.500%, 06/10/21	1,224,744	1.3
MXN	12,000,000		Mexican Bonos, 8.000%, 12/17/15	943,089	1.0
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,678,220	1.8
MXN	20,000,000		Mexican Bonos, 9.500%, 12/18/14	1,510,996	1.7
MXN	40,000,000		Mexican Bonos, 10.000%, 12/05/24	3,853,063	4.2
				9,210,112	10.0

			Nigeria: 3.6%
NGN	265,000,000		Nigeria Government Bond, 4.000%, 04/23/15	1,565,417	1.7
NGN	147,330,000		Nigeria Government Bond, 13.050%, 08/16/16	918,688	1.0
NGN	20,860,000		Nigeria Government Bond, 16.390%, 01/27/22	152,201	0.2
NGN	100,000,000		Nigeria Government Bond, 16.000%, 06/29/19	699,115	0.7
				3,335,421	3.6

			Peru: 3.3%
PEN	1,620,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	639,624	0.7
PEN	6,200,000	#	Peruvian Government International Bond, 8.600%, 08/12/17	2,428,160	2.6
				3,067,784	3.3

			Philippines: 0.6%
PHP	26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	572,837	0.6

			Poland: 8.6%
PLN	8,000,000		Poland Government Bond, 3.750%, 04/25/18	2,544,174	2.7
PLN	4,000,000		Poland Government Bond, 4.000%, 10/25/23	1,305,186	1.4
PLN	11,500,000		Poland Government Bond, 5.750%, 10/25/21	4,136,395	4.5
				7,985,755	8.6

			Romania: 4.5%
RON	3,000,000		Romania Government Bond, 5.800%, 10/26/15	891,358	1.0

 See Accompanying Notes to Financial Statements

13

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2014 (Unaudited) (continued)

RON	10,800,000	Romania Government Bond, 6.000%, 04/30/16	3,260,287	3.5
			4,151,645	4.5

		Russia: 3.7%
RUB	84,001,000	Russian Federal Bond - OFZ, 7.050%, 01/19/28	1,777,777	1.9
RUB	10,000,000	Russian Federal Bond - OFZ, 7.600%, 04/14/21	233,988	0.3
RUB	60,000,000	Russian Federal Bond - OFZ, 8.150%, 02/03/27	1,407,718	1.5
			3,419,483	3.7

		South Africa: 4.6%
ZAR	11,303,122	South Africa Government Bond, 6.250%, 03/31/36	752,827	0.8
ZAR	3,000,000	South Africa Government Bond, 7.250%, 01/15/20	260,251	0.3
ZAR	31,400,000	South Africa Government Bond, 10.500%, 12/21/26	3,242,367	3.5
			4,255,445	4.6

		South Korea: 1.0%
MYR	3,000,000	Export-Import Bank of Korea, 4.500%, 07/01/15	917,789	1.0

		Supranational: 1.7%
MYR	5,000,000	Asian Development Bank, 4.000%, 02/08/17	1,541,032	1.7

		Thailand: 4.9%
THB	25,000,000	Thailand Government Bond, 3.125%, 12/11/15	779,553	0.8
THB	120,000,000	Thailand Government Bond, 3.625%, 06/16/23	3,776,497	4.1
			4,556,050	4.9

		Turkey: 8.6%
TRY	2,500,000	Turkey Government Bond, 6.300%, 02/14/18	1,000,143	1.1
TRY	11,000,000	Turkey Government Bond, 9.000%, 03/08/17	4,795,634	5.2
TRY	5,000,000	Turkey Government Bond, 9.500%, 01/12/22	2,177,637	2.3
			7,973,414	8.6

		Total Foreign Government Bonds
		(Cost $72,196,853)	68,863,904	74.4

CREDIT-LINKED NOTES: 9.7%
		Colombia: 1.7%
	2,042,606	# Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	1,568,427	1.7

		Indonesia: 8.0%
IDR	56,500,000,000	# Deutsche Bank AG, (Republic of Indonesia), 8.250%, 06/17/32	4,297,153	4.6
IDR	40,000,000,000	# JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	3,151,416	3.4
			7,448,569	8.0

		Total Credit-Linked Notes
		(Cost $13,483,233)	9,016,996	9.7

		Total Long-Term Investments
		(Cost $86,017,156)	78,214,247	84.5

SHORT-TERM INVESTMENTS: 14.5%
		U.S. Treasury Bills: 9.7%
	9,000,000	United States Treasury Bill, 0.045%, 04/02/15
		(Cost $8,997,945)	8,998,398	9.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.8%
4,434,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,434,000)	4,434,000	4.8

	Total Short-Term Investments
	(Cost $13,431,945)	13,432,398	14.5

	Total Investments in Securities (Cost $99,449,101)	$91,646,645	99.0
	Assets in Excess of Other Liabilities	900,844	1.0
	Net Assets	$92,547,489	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

 See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2014 (Unaudited) (continued)

BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $99,797,592.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$675,891
Gross Unrealized Depreciation	(8,826,838)

Net Unrealized Depreciation	$(8,150,947)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	74.4%
Credit-Linked Notes	9.7
Financial	0.4
Short-Term Investments	4.8
U.S. Treasury Bills	9.7
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$942,612
Interest rate contracts	Net Assets- Unrealized appreciation*	5,929
Total Asset Derivatives		$949,541

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$609,402
Interest rate contracts	Net Assets- Unrealized depreciation"	7,639
Total Liability Derivatives		$617,041

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

15

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2014 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
		Foreign currency
Derivatives not accounted for as hedging instruments	Investments*	related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$2,546	$(1,575,492)	$-	$-	$1,045	(1,571,901)
Interest rate contracts	-	-	(79,969)	(1,199,562)	-	(1,279,531)
Total	$2,546	$(1,575,492)	$(79,969)	$(1,199,562)	$1,045	$(2,851,432)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign currency
Derivatives not accounted for as hedging instruments	related transactions**	Futures	Swaps	Total
Foreign exchange contracts	$190,654	$-	$-	$190,654
Interest rate contracts	-	45,640	106,213	151,853
Total	$190,654	$45,640	$106,213	$342,507

* Amounts recognized for purchased options are included in net realized gain (loss) on investments.

** Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Barclays Bank PLC	Citigroup. Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$302,812	$112,552	$23,548	$282,930	$39,303	$76,298	$63,362	$41,807	$942,612
Total Assets	$302,812	$112,552	$23,548	$282,930	$39,303	$76,298	$63,362	$41.807	$942,612

Liabilities:
Forward foreign currency contracts	$269.153	$61,637	$24,570	$55,862	$-	$85,546	$32,897	$79,737	$609,402
Total Liabilities	$269,153	$61,637	$24,570	$55,862	$-	$85,546	$32,897	$79,737	$609,402

Net OTC derivative instruments by counterparty, at fair value	$33,659	$50,915	$(1,022)	$227,068	$39,303	$(9,248)	$30,465	$(37,930)	$333,210

Total collateral pledged by the Fund/(Received from counterparty)	$90,000	$-	$-	$-	$-	$-	$-	$-	$90,000

Net Exposure(1)	$123,659	$50,915	$(1,022)	$227,068	$39,303	$(9,248)	$30,465	$(37,930)	$423,210

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

16

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 57.9%
		United States: 57.9%
1,282,466		Alternative Loan Trust 2005-31, 0.435%, 08/25/35	1,058,471	1.3
1,957,798		Alternative Loan Trust 2005-J2, 0.555%, 04/25/35	1,776,451	2.2
2,000,000		Banc of America Commercial Mortgage Trust, 6.015%, 02/10/51	2,078,298	2.6
1,500,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.790%, 06/10/49	1,552,945	1.9
140,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.349%, 09/10/47	145,788	0.2
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.488%, 02/13/46	1,575,039	1.9
601,763		Chase Mortgage Finance Trust Series 2007-A1, 2.557%, 02/25/37	567,138	0.7
670,412		CHL Mortgage Pass-Through Trust 2007-14, 0.555%, 09/25/37	562,179	0.7
750,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 5.040%, 09/10/45	751,402	0.9
1,418,848		Citigroup Mortgage Loan Trust 2006-AR2, 2.695%, 03/25/36	1,316,278	1.6
1,326,435	#	Citigroup Mortgage Loan Trust 2013-7, 2.357%, 08/25/36	1,063,726	1.3
59,535,000	#,^	COMM 2014-FL4 Mortgage Trust, 2.081%, 05/13/16	1,862,755	2.3
12,469,628	^	Commercial Mortgage Pass Through Certificates, 1.376%, 05/10/47	952,796	1.2
14,922,287	^	Commercial Mortgage Pass Through Certificates, 1.592%, 04/10/47	1,266,838	1.6
221,000		Commercial Mortgage Trust, 6.316%, 11/15/44	230,950	0.3
500,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.097%, 09/15/39	515,454	0.6
1,000,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.097%, 09/15/39	1,047,683	1.3

1,500,000		Credit Suisse First Boston Mortgage Securities Corp., 5.203%, 02/15/38	1,496,359	1.9
3,146,368	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.549%, 11/10/46	84,178	0.1
948,252	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.438%, 06/27/37	959,949	1.2
920,266		Fannie Mae Connecticut Avenue Securities, 1.105%, 05/25/24	907,071	1.1
1,092,448		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.542%, 01/25/37	955,869	1.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.755%, 04/25/24	486,372	0.6
1,000,000		GCCFC Commercial Mortgage Trust, 6.257%, 12/10/49	1,045,545	1.3
1,500,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.466%, 05/10/43	1,463,577	1.8
552,366		GSR Mortgage Loan Trust 2005-AR5, 2.574%, 10/25/35	501,292	0.6
1,278,736		GSR Mortgage Loan Trust, 2.742%, 01/25/36	1,213,649	1.5
1,000,000	#	Jefferies Resecuritization Trust 2009-R6, 5.016%, 03/26/36	993,319	1.2
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.577%, 07/15/46	1,075,920	1.3
500,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	510,023	0.6
551,209		JP Morgan Mortgage Trust 2007-A3, 2.538%, 05/25/37	477,234	0.6
700,000		Merrill Lynch Mortgage Investors, Inc., 0.535%, 08/25/35	654,068	0.8
1,600,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	1,597,748	2.0
300,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	320,808	0.4
2,000,000	#	Morgan Stanley Reremic Trust, 0.250%, 07/27/49	1,750,000	2.1
2,000,000	#	NorthStar 2012-1 Mortgage Trust, 4.400%, 08/25/29	2,020,991	2.5

See Accompanying Notes to Financial Statements

17

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2014 (Unaudited) (continued)

1,000,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	1,028,516	1.3
721,145		Structured Adjustable Rate Mortgage Loan Trust, 2.504%, 03/25/35	716,305	0.9
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.896%, 05/15/43	1,472,677	1.8
1,250,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C28, 5.672%, 10/15/48	1,212,522	1.5
1,000,064		WaMu Mortgage Pass Through Certificates, 2.203%, 12/25/36	908,980	1.1
984,858		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 2.042%, 11/25/36	881,185	1.1
1,879,474		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.607%, 08/25/36	1,743,421	2.2
745,313		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	684,928	0.8
890,605		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.613%, 05/25/36	842,805	1.0
622,341		Wells Fargo Mortgage Backed Securities Trust, 2.615%, 03/25/36	604,389	0.8

		Total Collateralized Mortgage Obligations
		(Cost $46,769,951)	46,933,891	57.9

ASSET-BACKED SECURITIES: 15.4%
		Cayman Islands: 11.7%
500,000	#	Atrium V, 0.922%, 07/20/20	485,662	0.6
500,000	#	Babson CLO, Inc. 2005-II, 1.934%, 07/20/19	499,356	0.6
1,000,000	#	Belhurst CLO Ltd., 1.934%, 01/15/20	976,458	1.2
500,000	#	Callidus Debt Partners Clo Fund VI Ltd., 3.233%, 10/23/21	482,541	0.6
500,000	#	Carlyle High Yield Partners IX Ltd., 1.835%, 08/01/21	483,436	0.6
240,743	#	CIFC Funding 2006-II Ltd., 4.234%, 03/01/21	236,691	0.3
250,000	#	ColumbusNova CLO IV Ltd 2007-II, 2.484%, 10/15/21	251,983	0.3
500,000	#	ColumbusNova CLO Ltd 2006-II, 1.733%, 04/04/18	486,535	0.6
500,000	#	Fraser Sullivan CLO II Ltd., 1.733%, 12/20/20	482,932	0.6
750,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.635%, 06/17/21	717,308	0.9
500,000	#	Jersey Street CLO Ltd., 0.984%, 10/20/18	492,821	0.6

250,000	#	Landmark IX CDO Ltd., 1.684%, 04/15/21	237,295	0.3
750,000	#	LCM V Ltd., 3.633%, 03/21/19	734,726	0.9
213,621	#	Madison Park Funding IV Ltd., 3.833%, 03/22/21	207,287	0.3
500,000	#	Madison Park Funding Ltd., 2.034%, 03/25/20	489,078	0.6
500,000	#	Madison Park Funding Ltd., 3.485%, 07/26/21	497,615	0.6
1,000,000	#	Muir Grove CLO Ltd., 3.234%, 03/25/20	998,443	1.2
500,000	#	Northwoods Capital VII Ltd., 3.732%, 10/22/21	500,126	0.6
250,000	#	Sierra CLO II Ltd., 1.632%, 01/22/21	242,969	0.3
			9,503,262	11.7

		United States: 3.7%
1,500,000	#	American Residential Properties 2014-SFR1 Trust, 2.504%, 09/17/31	1,512,461	1.9
1,225,000		First NLC Trust 2005-2, 0.675%, 09/25/35	922,705	1.1
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.315%, 05/25/37	540,967	0.7
			2,976,133	3.7

	Total Asset-Backed Securities
	(Cost $12,445,424)		12,479,395	15.4

	Total Long-Term Investments
	(Cost $59,215,375)		59,413,286	73.3

SHORT-TERM INVESTMENTS: 27.6%
		U.S. Treasury Bills: 24.1%
4,500,000		United States Treasury Bill, 0.040%, 03/26/15	4,499,287	5.6
15,000,000		United States Treasury Bill, 0.045%, 04/02/15	14,997,330	18.5
			19,496,617	24.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
2,827,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,827,000)	2,827,000	3.5

	Total Short-Term Investments
	(Cost $22,323,117)	22,323,617	27.6

	Total Investments in Securities (Cost $81,538,492)	$81,736,903	100.9
	Liabilities in Excess of Other Assets	(761,814)	(0.9)
	Net Assets	$80,975,089	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

18

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2014 (Unaudited) (continued)

††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$329,900
Gross Unrealized Depreciation	(131,489)

Net Unrealized Appreciation	$198,411

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	57.9%
Other Asset-Backed Securities	14.3
Home Equity Asset-Backed Securities	1.1
Short-Term Investments	3.5
U.S. Treasury Bills	24.1
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

19

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11.	Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 3, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 3, 2014